UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Common Stock	2,548,599,762	2,615,371,859
2.1%	Other Investment Companies	54,796,188	55,067,932
100.1%	Total Investments	2,603,395,950	2,670,439,791
(0.1%)	Other Assets and Liabilities, Net		(2,841,140)
100.0%	Net Assets		2,667,598,651

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets

Diversified REITs 2.4%
First Potomac Realty Trust	180,789	1,777,156
Forest City Realty Trust, Inc., Class A	881,675	16,302,171
Liberty Property Trust	646,752	25,482,029
PS Business Parks, Inc.	90,124	10,069,554
Washington Real Estate Investment Trust	339,497	10,544,777
		64,175,687

Health Care REITs 11.5%
Care Capital Properties, Inc.	301,255	7,254,220
HCP, Inc.	1,924,259	56,823,368
Healthcare Realty Trust, Inc.	516,358	15,170,598
LTC Properties, Inc.	180,143	8,189,301
Quality Care Properties, Inc. *	420,189	6,302,835
Senior Housing Properties Trust	1,053,481	19,025,867
Universal Health Realty Income Trust	66,754	3,959,180
Ventas, Inc.	1,532,670	92,603,922
Welltower, Inc.	1,552,054	97,437,950
		306,767,241

Hotel & Resort REITs 5.9%
Apple Hospitality REIT, Inc.	714,931	13,183,328
Ashford Hospitality Prime, Inc.	171,507	2,198,720
Ashford Hospitality Trust, Inc.	431,745	3,035,167
DiamondRock Hospitality Co.	939,678	9,951,190
FelCor Lodging Trust, Inc.	657,428	4,772,927
Hersha Hospitality Trust	218,952	4,416,262
Hospitality Properties Trust	729,234	21,144,140
Host Hotels & Resorts, Inc.	2,836,843	50,609,279
LaSalle Hotel Properties	512,151	14,376,078
Pebblebrook Hotel Trust	224,861	6,467,002
RLJ Lodging Trust	326,535	7,441,733
Sunstone Hotel Investors, Inc.	981,153	14,265,965
Xenia Hotels & Resorts, Inc.	367,151	6,425,142
		158,286,933

Industrial REITs 7.6%
DCT Industrial Trust, Inc.	398,928	18,330,742
Duke Realty Corp.	1,536,439	39,071,644
EastGroup Properties, Inc.	144,718	9,885,687
Security	Number of Shares	Value ($)
First Industrial Realty Trust, Inc.	505,879	13,380,499
Prologis, Inc.	2,267,538	115,417,684
Rexford Industrial Realty, Inc.	289,338	6,391,476
		202,477,732

Office REITs 16.1%
Alexandria Real Estate Equities, Inc.	343,246	37,616,329
Boston Properties, Inc.	665,017	82,382,306
Brandywine Realty Trust	787,300	12,085,055
Columbia Property Trust, Inc.	536,936	11,307,872
Corporate Office Properties Trust	427,285	12,228,897
Cousins Properties, Inc.	1,145,329	9,059,552
Douglas Emmett, Inc.	622,028	22,822,207
Easterly Government Properties, Inc.	103,974	2,017,096
Equity Commonwealth *	553,007	16,081,444
Franklin Street Properties Corp.	499,714	6,276,408
Highwoods Properties, Inc.	430,673	20,698,144
Hudson Pacific Properties, Inc.	464,573	16,199,661
Kilroy Realty Corp.	407,966	29,512,260
Mack-Cali Realty Corp.	405,453	10,967,504
New York REIT, Inc.	721,236	6,952,715
Parkway, Inc. *	40,300	789,880
Piedmont Office Realty Trust, Inc., Class A	642,688	12,622,392
SL Green Realty Corp.	430,637	45,371,914
Tier REIT, Inc.	178,109	2,862,212
Vornado Realty Trust	736,713	72,013,696
		429,867,544

Residential REITs 19.4%
American Campus Communities, Inc.	559,192	26,343,535
American Homes 4 Rent, Class A	951,728	20,052,909
Apartment Investment & Management Co., Class A	689,561	29,030,518
AvalonBay Communities, Inc.	589,814	97,018,505
Camden Property Trust	375,614	29,564,578
Colony Starwood Homes	204,963	6,261,620
Education Realty Trust, Inc.	308,102	12,508,941
Equity LifeStyle Properties, Inc.	354,657	24,623,836
Equity Residential	1,534,031	92,057,200
Essex Property Trust, Inc.	282,397	60,975,160
Independence Realty Trust, Inc.	319,472	2,731,486
Mid-America Apartment Communities, Inc.	331,242	30,351,704
Monogram Residential Trust, Inc.	725,365	7,638,093
NexPoint Residential Trust, Inc.	90,394	1,773,530
Post Properties, Inc.	235,946	15,341,209
Silver Bay Realty Trust Corp.	160,316	2,800,721
Sun Communities, Inc.	277,336	20,015,339
UDR, Inc.	1,152,031	39,215,135
		518,304,019

Retail REITs 24.3%
Acadia Realty Trust	350,908	11,601,018
Brixmor Property Group, Inc.	1,149,975	28,001,891
CBL & Associates Properties, Inc.	558,646	6,625,542

1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cedar Realty Trust, Inc.	308,684	1,991,012
DDR Corp.	1,366,974	20,805,344
Equity One, Inc.	401,563	11,990,671
Federal Realty Investment Trust	308,376	43,302,158
General Growth Properties, Inc.	2,569,647	65,114,855
Kimco Realty Corp.	1,830,125	46,741,392
Kite Realty Group Trust	351,934	8,464,013
Pennsylvania Real Estate Investment Trust	293,771	5,631,590
Ramco-Gershenson Properties Trust	317,819	5,393,388
Regency Centers Corp.	438,704	29,322,975
Retail Opportunity Investments Corp.	480,433	9,916,137
Saul Centers, Inc.	51,550	3,272,910
Seritage Growth Properties, Class A (a)	112,784	5,373,030
Simon Property Group, Inc.	1,350,884	242,686,311
Tanger Factory Outlet Centers, Inc.	397,646	13,706,858
Taubman Centers, Inc.	267,543	19,442,350
The Macerich Co.	517,473	35,131,242
Urban Edge Properties	419,667	11,368,779
Washington Prime Group, Inc.	573,021	5,741,670
Weingarten Realty Investors	491,933	17,468,541
		649,093,677

Specialized REITs 10.8%
CubeSmart	779,702	19,219,654
Digital Realty Trust, Inc.	694,632	64,135,373
DuPont Fabros Technology, Inc.	343,734	13,976,224
Extra Space Storage, Inc.	547,025	38,379,274
Life Storage, Inc.	142,720	11,593,146
National Storage Affiliates Trust	190,415	3,918,741
Public Storage	645,851	135,176,614
		286,399,026
Total Common Stock
(Cost $2,548,599,762)		2,615,371,859
Security	Number of Shares	Value ($)
Other Investment Companies 2.1% of net assets

Equity Fund 1.9%
SPDR Dow Jones REIT ETF	558,000	50,565,960

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (b)	432,956	432,956

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (b)	4,069,016	4,069,016
Total Other Investment Companies
(Cost $54,796,188)		55,067,932

End of Investments

At 11/30/16, the tax basis cost of the fund's investments was $2,606,430,726 and the unrealized appreciation and depreciation were $129,226,793 and ($65,217,728), respectively, with a net unrealized appreciation of $64,009,065.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,976,368.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,615,371,859	$—	$—	$2,615,371,859
Other Investment Companies[1]	55,067,932	—	—	55,067,932
Total	$2,670,439,791	$—	$—	$2,670,439,791
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
2

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362NOV16
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	208,222,464	226,508,518
0.0%	Rights	1,852	2,205
0.3%	Other Investment Companies	637,336	637,336
99.8%	Total Investments	208,861,652	227,148,059
0.2%	Other Assets and Liabilities, Net		516,154
100.0%	Net Assets		227,664,213

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.2%
Adient plc *	1,148	61,487
American Axle & Manufacturing Holdings, Inc. *	630	9,866
BorgWarner, Inc.	3,278	116,697
Cooper Tire & Rubber Co.	870	33,321
Cooper-Standard Holding, Inc. *	202	19,255
Dana, Inc.	3,192	53,913
Delphi Automotive plc	1,909	122,176
Dorman Products, Inc. *	234	16,904
Drew Industries, Inc.	284	29,848
Ford Motor Co.	65,832	787,351
General Motors Co.	25,823	891,668
Gentex Corp.	2,272	42,009
Harley-Davidson, Inc.	2,107	128,295
Lear Corp.	1,278	165,514
Standard Motor Products, Inc.	426	21,274
Tenneco, Inc. *	798	47,042
The Goodyear Tire & Rubber Co.	2,598	79,733
Thor Industries, Inc.	595	59,839
Visteon Corp.	718	56,485
		2,742,677

Banks 5.6%
Associated Banc-Corp.	1,374	31,396
Astoria Financial Corp.	823	13,456
BancorpSouth, Inc.	396	11,306
Bank of America Corp.	83,540	1,764,365
Bank of Hawaii Corp.	568	47,354
BankUnited, Inc.	428	15,164
BB&T Corp.	7,102	321,366
BOK Financial Corp.	142	11,405
Capitol Federal Financial, Inc.	2,634	41,907
Cathay General Bancorp	157	5,511
CIT Group, Inc.	3,071	125,450
Citigroup, Inc.	31,476	1,774,932
Citizens Financial Group, Inc.	2,685	89,974
Comerica, Inc.	1,704	108,630
Commerce Bancshares, Inc.	652	35,739
Community Bank System, Inc.	142	8,051
Cullen/Frost Bankers, Inc.	506	41,649
Security	Number of Shares	Value ($)
CVB Financial Corp.	710	14,747
East West Bancorp, Inc.	568	27,196
EverBank Financial Corp.	401	7,739
F.N.B. Corp.	994	15,188
Fifth Third Bancorp	9,256	240,841
First Citizens BancShares, Inc., Class A	35	12,473
First Financial Bancorp	721	19,323
First Financial Bankshares, Inc.	377	16,230
First Horizon National Corp.	2,698	51,478
First Republic Bank	571	46,765
Fulton Financial Corp.	1,704	30,246
Glacier Bancorp, Inc.	428	14,680
Great Western Bancorp, Inc.	385	15,400
Hancock Holding Co.	384	15,955
Huntington Bancshares, Inc.	5,637	70,237
IBERIABANK Corp.	142	11,765
International Bancshares Corp.	568	22,109
JPMorgan Chase & Co.	37,271	2,988,016
KeyCorp	9,892	171,231
M&T Bank Corp.	1,164	167,546
MB Financial, Inc.	426	18,433
NBT Bancorp, Inc.	284	10,974
New York Community Bancorp, Inc.	5,538	88,497
Northwest Bancshares, Inc.	1,668	30,308
Ocwen Financial Corp. *	6,856	35,240
Old National Bancorp	568	9,684
PacWest Bancorp	181	9,276
People's United Financial, Inc.	2,840	53,165
PHH Corp. *	4,246	61,652
Popular, Inc.	1,846	75,040
PrivateBancorp, Inc.	266	12,443
Prosperity Bancshares, Inc.	212	14,020
Regions Financial Corp.	13,986	189,370
Signature Bank *	93	13,942
SunTrust Banks, Inc.	4,520	234,814
SVB Financial Group *	142	22,440
Synovus Financial Corp.	570	22,065
TCF Financial Corp.	1,988	34,492
The PNC Financial Services Group, Inc.	4,260	470,900
Trustmark Corp.	568	19,147
U.S. Bancorp	12,355	613,055
UMB Financial Corp.	207	15,736
United Bankshares, Inc.	426	19,660
Valley National Bancorp	1,988	22,544
Walter Investment Management Corp. *	3,360	19,152
Washington Federal, Inc.	852	27,647
Webster Financial Corp.	568	28,179
Wells Fargo & Co.	39,386	2,084,307
Westamerica Bancorp	251	15,570
Wintrust Financial Corp.	142	9,349
Zions Bancorp	1,922	76,476
		12,764,397

1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 8.9%
3M Co.	5,506	945,600
A.O. Smith Corp.	852	41,433
AAR Corp.	852	31,430
Actuant Corp., Class A	568	14,740
Acuity Brands, Inc.	145	36,454
AECOM *	2,588	94,074
Aegion Corp. *	426	10,305
AGCO Corp.	1,846	103,007
Air Lease Corp.	595	21,337
Aircastle Ltd.	740	15,895
Albany International Corp., Class A	426	19,894
Allegion plc	497	33,254
Allison Transmission Holdings, Inc.	767	25,441
AMETEK, Inc.	1,142	54,074
Apogee Enterprises, Inc.	171	8,157
Applied Industrial Technologies, Inc.	854	51,112
Arconic, Inc.	7,336	141,438
Armstrong World Industries, Inc. *	1,652	68,888
Astec Industries, Inc.	284	18,829
AZZ, Inc.	159	10,351
B/E Aerospace, Inc.	426	25,577
Barnes Group, Inc.	568	26,242
Beacon Roofing Supply, Inc. *	426	19,762
Briggs & Stratton Corp.	994	20,596
BWX Technologies, Inc.	1,190	46,600
Carlisle Cos., Inc.	568	63,713
Caterpillar, Inc.	10,202	974,903
Chart Industries, Inc. *	338	12,016
Chicago Bridge & Iron Co. N.V.	1,068	35,789
CIRCOR International, Inc.	142	8,999
CLARCOR, Inc.	426	30,012
Colfax Corp. *	710	26,703
Comfort Systems USA, Inc.	667	21,477
Crane Co.	426	31,307
Cubic Corp.	361	16,714
Cummins, Inc.	2,665	377,844
Curtiss-Wright Corp.	568	57,095
Deere & Co.	6,727	674,045
DigitalGlobe, Inc. *	426	13,696
Donaldson Co., Inc.	1,362	55,243
Dover Corp.	2,438	177,023
Dycom Industries, Inc. *	316	23,141
Eaton Corp. plc	4,829	321,177
EMCOR Group, Inc.	1,136	78,804
Emerson Electric Co.	11,428	644,996
Encore Wire Corp.	426	18,105
EnerSys	426	33,901
EnPro Industries, Inc.	142	8,634
ESCO Technologies, Inc.	432	24,149
Esterline Technologies Corp. *	284	24,978
Fastenal Co.	2,355	111,627
Flowserve Corp.	2,305	109,372
Fluor Corp.	5,269	281,944
Fortive Corp.	1,470	80,835
Fortune Brands Home & Security, Inc.	898	49,525
Franklin Electric Co., Inc.	284	11,090
GATX Corp.	710	38,794
Generac Holdings, Inc. *	776	31,800
General Cable Corp.	3,583	67,181
General Dynamics Corp.	3,333	584,442
General Electric Co.	80,022	2,461,477
Graco, Inc.	426	34,604
Granite Construction, Inc.	852	50,259
Griffon Corp.	951	22,729
H&E Equipment Services, Inc.	574	10,567
Harsco Corp.	5,127	71,778
HD Supply Holdings, Inc. *	306	12,007
Security	Number of Shares	Value ($)
HEICO Corp.	144	11,304
Herc Holdings, Inc. *	677	26,904
Hexcel Corp.	426	22,033
Hillenbrand, Inc.	568	19,880
Honeywell International, Inc.	5,193	591,690
Hubbell, Inc.	606	68,042
Huntington Ingalls Industries, Inc.	349	62,387
Hyster-Yale Materials Handling, Inc.	150	9,684
IDEX Corp.	426	39,878
Illinois Tool Works, Inc.	4,068	509,232
Ingersoll-Rand plc	3,127	233,087
Jacobs Engineering Group, Inc. *	3,140	194,711
Johnson Controls International plc	11,482	516,460
Joy Global, Inc.	5,055	141,692
Kaman Corp.	284	13,836
KBR, Inc.	6,555	109,534
Kennametal, Inc.	1,657	57,150
KLX, Inc. *	770	30,022
L-3 Communications Holdings, Inc.	1,948	307,336
Lennox International, Inc.	333	49,507
Lincoln Electric Holdings, Inc.	710	55,742
Lindsay Corp.	77	6,490
Lockheed Martin Corp.	2,527	670,287
Masco Corp.	894	28,295
Masonite International Corp. *	142	9,202
MasTec, Inc. *	1,223	46,413
Moog, Inc., Class A *	426	29,748
MRC Global, Inc. *	2,792	56,203
MSC Industrial Direct Co., Inc., Class A	445	39,756
Mueller Industries, Inc.	1,355	51,476
MYR Group, Inc. *	620	23,225
Nordson Corp.	284	30,311
Northrop Grumman Corp.	2,887	720,740
NOW, Inc. *	3,210	69,143
Orbital ATK, Inc.	320	27,306
Oshkosh Corp.	1,787	125,090
Owens Corning	1,724	88,579
PACCAR, Inc.	3,774	234,554
Parker-Hannifin Corp.	2,080	288,974
Pentair plc	1,426	81,938
Primoris Services Corp.	604	13,850
Quanex Building Products Corp.	568	11,048
Quanta Services, Inc. *	3,551	119,740
Raven Industries, Inc.	815	20,416
Raytheon Co.	3,662	547,616
RBC Bearings, Inc. *	109	9,239
Regal Beloit Corp.	809	58,976
Rexnord Corp. *	517	11,374
Rockwell Automation, Inc.	1,064	142,267
Rockwell Collins, Inc.	1,420	131,662
Roper Technologies, Inc.	426	77,153
Rush Enterprises, Inc., Class A *	568	17,182
Simpson Manufacturing Co., Inc.	426	20,082
Snap-on, Inc.	426	71,227
Spirit AeroSystems Holdings, Inc., Class A *	1,083	63,085
SPX Corp. *	2,916	71,238
SPX FLOW, Inc. *	741	23,223
Standex International Corp.	92	8,105
Stanley Black & Decker, Inc.	1,294	153,507
Teledyne Technologies, Inc. *	284	35,463
Tennant Co.	142	10,664
Terex Corp.	1,886	57,561
Textainer Group Holdings Ltd.	2,885	27,985
Textron, Inc.	2,953	135,927
The Boeing Co.	4,804	723,290
The Greenbrier Cos., Inc.	264	10,243
The Middleby Corp. *	151	20,684
The Timken Co.	1,966	76,772
The Toro Co.	1,136	60,129

2

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Titan International, Inc.	2,762	31,929
TransDigm Group, Inc.	292	73,418
TriMas Corp. *	360	7,722
Trinity Industries, Inc.	3,168	88,039
Triumph Group, Inc.	1,367	38,003
Tutor Perini Corp. *	1,160	30,276
United Rentals, Inc. *	1,203	121,635
United Technologies Corp.	10,901	1,174,256
Universal Forest Products, Inc.	379	37,650
Valmont Industries, Inc.	360	53,604
W.W. Grainger, Inc.	823	189,759
WABCO Holdings, Inc. *	426	41,965
Wabtec Corp.	426	36,069
Watsco, Inc.	284	42,316
Watts Water Technologies, Inc., Class A	284	19,397
WESCO International, Inc. *	910	61,789
Woodward, Inc.	426	28,853
Xylem, Inc.	1,562	80,568
		20,253,782

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,278	56,232
ACCO Brands Corp. *	1,083	13,483
Brady Corp., Class A	741	27,232
CEB, Inc.	70	4,127
Cintas Corp.	675	77,355
Clean Harbors, Inc. *	479	25,315
Copart, Inc. *	819	44,816
Covanta Holding Corp.	1,136	16,586
Deluxe Corp.	568	38,454
Equifax, Inc.	570	65,236
Essendant, Inc.	1,601	31,011
FTI Consulting, Inc. *	714	30,488
G&K Services, Inc., Class A	284	27,241
Healthcare Services Group, Inc.	426	16,593
Herman Miller, Inc.	852	27,690
HNI Corp.	538	28,390
Huron Consulting Group, Inc. *	142	7,491
ICF International, Inc. *	284	15,719
Insperity, Inc.	166	12,018
Interface, Inc.	426	7,412
KAR Auction Services, Inc.	570	24,031
Kelly Services, Inc., Class A	1,562	31,459
Kforce, Inc.	568	12,553
Knoll, Inc.	568	15,058
Korn/Ferry International	568	14,416
LSC Communications, Inc.	631	13,024
ManpowerGroup, Inc.	2,309	197,212
Matthews International Corp., Class A	426	30,992
McGrath RentCorp	284	10,485
MSA Safety, Inc.	284	17,653
Navigant Consulting, Inc. *	994	24,552
Nielsen Holdings plc	1,625	70,037
On Assignment, Inc. *	142	5,863
Pitney Bowes, Inc.	4,412	63,312
Quad/Graphics, Inc.	1,741	48,974
R.R. Donnelley & Sons Co.	1,704	29,633
Republic Services, Inc.	2,885	160,089
Resources Connection, Inc.	994	16,003
Robert Half International, Inc.	1,631	73,183
Rollins, Inc.	426	13,687
Steelcase, Inc., Class A	1,880	29,234
Stericycle, Inc. *	284	20,723
Team, Inc. *	142	4,871
Tetra Tech, Inc.	1,318	56,476
The Brink's Co.	619	25,008
The Dun & Bradstreet Corp.	568	69,137
TrueBlue, Inc. *	852	17,849
Security	Number of Shares	Value ($)
UniFirst Corp.	142	20,072
Verisk Analytics, Inc. *	772	64,138
Viad Corp.	426	18,701
Waste Management, Inc.	5,698	396,125
West Corp.	659	15,724
		2,183,163

Consumer Durables & Apparel 1.2%
Arctic Cat, Inc. *	496	7,559
Brunswick Corp.	744	37,289
Carter's, Inc.	430	39,255
Coach, Inc.	6,189	225,218
Columbia Sportswear Co.	284	16,151
Crocs, Inc. *	1,388	9,716
D.R. Horton, Inc.	1,319	36,563
Deckers Outdoor Corp. *	430	25,576
Fossil Group, Inc. *	2,347	78,437
G-III Apparel Group Ltd. *	284	7,713
Garmin Ltd.	1,659	86,534
Hanesbrands, Inc.	1,736	40,327
Harman International Industries, Inc.	461	50,420
Hasbro, Inc.	1,234	105,371
Helen of Troy Ltd. *	284	24,168
Iconix Brand Group, Inc. *	2,522	22,622
La-Z-Boy, Inc.	852	22,791
Leggett & Platt, Inc.	1,704	81,894
Lennar Corp., Class A	580	24,673
lululemon athletica, Inc. *	367	20,915
M.D.C Holdings, Inc.	284	7,634
Mattel, Inc.	6,036	190,557
Meritage Homes Corp. *	284	10,238
Michael Kors Holdings Ltd. *	919	42,724
Mohawk Industries, Inc. *	429	84,702
Newell Brands, Inc.	2,419	113,717
NIKE, Inc., Class B	8,565	428,850
NVR, Inc. *	50	79,750
Oxford Industries, Inc.	104	7,557
Polaris Industries, Inc.	805	69,922
PulteGroup, Inc.	1,704	32,138
PVH Corp.	729	77,230
Ralph Lauren Corp.	1,380	144,362
Skechers U.S.A., Inc., Class A *	710	16,174
Smith & Wesson Holding Corp. *	645	15,048
Steven Madden Ltd. *	426	15,783
Sturm Ruger & Co., Inc.	188	9,663
Tempur Sealy International, Inc. *	502	31,777
Toll Brothers, Inc. *	439	13,021
Tupperware Brands Corp.	787	43,631
Under Armour, Inc., Class A *	284	8,747
Under Armour, Inc., Class C *	285	7,347
VF Corp.	2,820	153,718
Whirlpool Corp.	1,111	180,471
Wolverine World Wide, Inc.	747	16,830
		2,764,783

Consumer Services 1.9%
Apollo Education Group, Inc. *	8,895	83,880
Aramark	1,481	50,961
Bloomin' Brands, Inc.	1,663	30,932
Bob Evans Farms, Inc.	662	29,558
Boyd Gaming Corp. *	485	9,138
Brinker International, Inc.	1,201	63,785
Buffalo Wild Wings, Inc. *	80	13,488
Caesars Entertainment Corp. *	1,206	9,045
Capella Education Co.	343	29,927
Career Education Corp. *	5,451	54,456
Carnival Corp.	4,464	229,494

3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chipotle Mexican Grill, Inc. *	104	41,218
Choice Hotels International, Inc.	427	21,969
Churchill Downs, Inc.	49	7,502
Cracker Barrel Old Country Store, Inc.	146	23,760
Darden Restaurants, Inc.	1,585	116,181
DeVry Education Group, Inc.	2,155	64,327
DineEquity, Inc.	142	11,868
Domino's Pizza, Inc.	306	51,420
Dunkin' Brands Group, Inc.	335	18,187
Graham Holdings Co., Class B	76	37,221
Grand Canyon Education, Inc. *	201	11,477
H&R Block, Inc.	3,476	77,028
Hilton Worldwide Holdings, Inc.	2,675	67,062
Houghton Mifflin Harcourt Co. *	427	4,718
Hyatt Hotels Corp., Class A *	284	14,581
International Game Technology plc	977	25,187
International Speedway Corp., Class A	426	15,677
Jack in the Box, Inc.	509	52,946
K12, Inc. *	1,200	17,616
La Quinta Holdings, Inc. *	867	10,525
Las Vegas Sands Corp.	3,130	196,157
Marriott International, Inc., Class A	2,744	216,172
Marriott Vacations Worldwide Corp.	200	15,528
McDonald's Corp.	9,956	1,187,452
MGM Resorts International *	2,556	73,383
Norwegian Cruise Line Holdings Ltd. *	782	31,132
Panera Bread Co., Class A *	206	43,695
Papa John's International, Inc.	92	8,129
Penn National Gaming, Inc. *	913	12,125
Red Robin Gourmet Burgers, Inc. *	284	14,612
Regis Corp. *	1,420	19,170
Royal Caribbean Cruises Ltd.	1,394	112,872
Ruby Tuesday, Inc. *	4,219	12,741
SeaWorld Entertainment, Inc.	2,079	35,135
Service Corp. International	1,528	41,241
Six Flags Entertainment Corp.	284	16,370
Sotheby's *	305	11,913
Starbucks Corp.	4,496	260,633
Strayer Education, Inc. *	568	41,595
Texas Roadhouse, Inc.	568	26,634
The Cheesecake Factory, Inc.	710	42,011
The Wendy's Co.	3,976	49,978
Vail Resorts, Inc.	173	27,403
Weight Watchers International, Inc. *	1,902	20,009
Wyndham Worldwide Corp.	1,482	106,689
Wynn Resorts Ltd.	1,472	150,129
Yum China Holdings, Inc. *	3,508	98,645
Yum! Brands, Inc.	3,508	222,372
		4,389,059

Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	374	55,389
AGNC Investment Corp.	3,812	71,132
Ally Financial, Inc.	10,578	205,425
American Express Co.	10,370	747,055
Ameriprise Financial, Inc.	1,793	204,779
Annaly Capital Management, Inc.	17,509	178,942
Anworth Mortgage Asset Corp.	1,420	7,384
Berkshire Hathaway, Inc., Class B *	12,739	2,005,628
BGC Partners, Inc., Class A	1,615	15,779
BlackRock, Inc.	601	222,845
Capital One Financial Corp.	7,364	618,871
Capstead Mortgage Corp.	852	8,810
CBOE Holdings, Inc.	430	29,627
Chimera Investment Corp.	2,284	38,737
CME Group, Inc.	1,873	211,480
Credit Acceptance Corp. *	53	10,168
Discover Financial Services	4,949	335,394
Security	Number of Shares	Value ($)
Donnelley Financial Solutions, Inc. *	631	12,033
E*TRADE Financial Corp. *	1,846	63,706
Eaton Vance Corp.	1,018	41,168
Evercore Partners, Inc., Class A	217	14,626
EZCORP, Inc., Class A *	4,059	47,287
FactSet Research Systems, Inc.	88	14,095
Federated Investors, Inc., Class B	1,562	42,939
FirstCash, Inc.	508	23,317
FNFV Group *	2,766	35,405
Franklin Resources, Inc.	6,062	237,994
Greenhill & Co., Inc.	1,136	31,467
Intercontinental Exchange, Inc.	810	44,874
Invesco Ltd.	4,377	137,044
Invesco Mortgage Capital, Inc.	1,173	17,478
Janus Capital Group, Inc.	676	9,126
Lazard Ltd., Class A	1,068	41,492
Legg Mason, Inc.	1,878	59,908
Leucadia National Corp.	2,523	55,557
LPL Financial Holdings, Inc.	1,721	70,888
MarketAxess Holdings, Inc.	86	14,256
MFA Financial, Inc.	4,689	36,668
Moody's Corp.	728	73,164
Morgan Stanley	7,337	303,458
Morningstar, Inc.	94	6,854
MSCI, Inc.	363	28,604
Nasdaq, Inc.	1,141	73,127
Navient Corp.	4,535	78,138
Nelnet, Inc., Class A	389	19,625
New Residential Investment Corp.	1,214	18,756
Northern Trust Corp.	1,482	121,746
OneMain Holdings, Inc. *	793	16,153
PennyMac Mortgage Investment Trust	1,172	19,080
PRA Group, Inc. *	614	22,073
Raymond James Financial, Inc.	568	40,862
Redwood Trust, Inc.	852	12,967
S&P Global, Inc.	1,989	236,671
Santander Consumer USA Holdings, Inc. *	3,550	48,919
SEI Investments Co.	1,136	53,597
SLM Corp. *	17,341	174,624
Starwood Property Trust, Inc.	1,196	26,874
State Street Corp.	3,724	293,451
Stifel Financial Corp. *	363	18,096
Synchrony Financial	5,856	202,383
T. Rowe Price Group, Inc.	2,019	149,527
TD Ameritrade Holding Corp.	1,143	46,874
The Bank of New York Mellon Corp.	6,220	294,952
The Charles Schwab Corp. (a)	3,152	121,856
The Goldman Sachs Group, Inc.	6,534	1,432,841
Thomson Reuters Corp.	4,263	184,204
Two Harbors Investment Corp.	1,186	10,283
Voya Financial, Inc.	1,704	66,235
Waddell & Reed Financial, Inc., Class A	2,602	50,817
Western Asset Mortgage Capital Corp.	760	8,124
World Acceptance Corp. *	716	40,289
		10,313,997

Energy 14.5%
Alon USA Energy, Inc.	2,946	27,516
Anadarko Petroleum Corp.	6,343	438,618
Apache Corp.	9,563	630,680
Archrock, Inc.	3,563	47,922
Atwood Oceanics, Inc.	2,766	26,166
Baker Hughes, Inc.	7,906	508,593
Bill Barrett Corp. *	4,288	33,532
Bristow Group, Inc.	2,736	42,709
Cabot Oil & Gas Corp.	1,881	41,608
California Resources Corp. *	5,627	97,910
CARBO Ceramics, Inc. *	1,645	13,538

4

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chesapeake Energy Corp. *	35,330	247,310
Chevron Corp.	52,066	5,808,483
Cimarex Energy Co.	437	60,254
Concho Resources, Inc. *	390	55,778
ConocoPhillips	45,975	2,230,707
CONSOL Energy, Inc.	7,550	155,379
Continental Resources, Inc. *	453	26,279
CVR Energy, Inc.	826	13,819
Delek US Holdings, Inc.	3,490	70,184
Denbury Resources, Inc. *	27,343	103,357
Devon Energy Corp.	10,229	494,368
Diamond Offshore Drilling, Inc. *	3,415	61,675
Dril-Quip, Inc. *	470	26,578
Energen Corp. *	1,159	71,939
Ensco plc, Class A	12,998	125,561
EOG Resources, Inc.	3,490	357,795
EQT Corp.	1,001	70,150
Exxon Mobil Corp.	99,047	8,646,803
FMC Technologies, Inc. *	2,162	74,070
Forum Energy Technologies, Inc. *	479	10,418
Golar LNG Ltd.	944	23,034
Green Plains, Inc.	1,480	40,108
Halliburton Co.	14,110	749,100
Helix Energy Solutions Group, Inc. *	3,145	32,865
Helmerich & Payne, Inc.	1,306	98,799
Hess Corp.	9,669	541,077
HollyFrontier Corp.	8,407	241,869
Hornbeck Offshore Services, Inc. *	1,444	7,379
Kinder Morgan, Inc.	16,669	370,052
Marathon Oil Corp.	34,199	617,634
Marathon Petroleum Corp.	18,438	866,955
Matrix Service Co. *	426	8,882
McDermott International, Inc. *	10,615	73,031
Murphy Oil Corp.	9,402	318,822
Nabors Industries Ltd.	10,604	170,724
National Oilwell Varco, Inc.	10,391	388,208
Newfield Exploration Co. *	1,866	84,381
Newpark Resources, Inc. *	3,207	23,571
Noble Corp. plc	12,603	78,391
Noble Energy, Inc.	3,520	134,323
Oasis Petroleum, Inc. *	1,285	19,236
Occidental Petroleum Corp.	12,476	890,287
Oceaneering International, Inc.	1,856	49,462
Oil States International, Inc. *	922	33,054
ONEOK, Inc.	3,285	180,445
Patterson-UTI Energy, Inc.	3,627	96,732
PBF Energy, Inc., Class A	1,577	37,832
PDC Energy, Inc. *	142	10,572
Phillips 66	15,427	1,281,675
Pioneer Energy Services Corp. *	3,000	15,000
Pioneer Natural Resources Co.	436	83,293
QEP Resources, Inc. *	5,213	102,488
Range Resources Corp.	1,081	38,030
Renewable Energy Group, Inc. *	1,163	11,339
Rowan Cos. plc, Class A *	2,004	35,711
RPC, Inc.	746	14,980
Schlumberger Ltd.	14,812	1,244,949
SEACOR Holdings, Inc. *	775	48,042
Seadrill Ltd. *(b)	57,420	160,202
SemGroup Corp., Class A	633	22,820
Ship Finance International Ltd.	568	8,179
SM Energy Co.	1,800	71,748
Southwestern Energy Co. *	7,170	81,379
Spectra Energy Corp.	6,900	282,555
Superior Energy Services, Inc.	3,282	56,582
Targa Resources Corp.	871	46,416
Teekay Corp.	3,583	28,270
Tesco Corp. *	1,625	12,594
Tesoro Corp.	2,607	212,079
Security	Number of Shares	Value ($)
TETRA Technologies, Inc. *	1,505	8,172
The Williams Cos., Inc.	7,886	242,100
Tidewater, Inc.	8,159	18,684
Transocean Ltd. *	19,960	257,484
Unit Corp. *	2,557	62,135
US Silica Holdings, Inc.	475	24,040
Valero Energy Corp.	16,944	1,043,073
W&T Offshore, Inc. *	8,868	14,987
Weatherford International plc *	25,256	129,058
Western Refining, Inc.	2,038	73,103
Whiting Petroleum Corp. *	7,256	88,668
World Fuel Services Corp.	4,364	194,023
WPX Energy, Inc. *	6,023	93,597
		32,913,979

Food & Staples Retailing 3.4%
Casey's General Stores, Inc.	552	66,488
Costco Wholesale Corp.	5,826	874,541
CVS Health Corp.	18,915	1,454,374
Ingles Markets, Inc., Class A	505	23,179
PriceSmart, Inc.	142	12,965
Rite Aid Corp. *	4,934	39,275
SpartanNash Co.	730	26,433
Sprouts Farmers Market, Inc. *	508	10,165
SUPERVALU, Inc. *	7,150	33,176
Sysco Corp.	9,407	500,923
The Andersons, Inc.	679	26,719
The Kroger Co.	15,612	504,268
United Natural Foods, Inc. *	1,641	77,045
Wal-Mart Stores, Inc.	42,704	3,007,643
Walgreens Boots Alliance, Inc.	10,325	874,837
Whole Foods Market, Inc.	5,865	178,237
		7,710,268

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	11,878	759,361
Archer-Daniels-Midland Co.	19,469	841,645
B&G Foods, Inc.	291	12,455
Brown-Forman Corp., Class B	1,742	79,000
Bunge Ltd.	6,446	440,133
Cal-Maine Foods, Inc.	284	11,559
Campbell Soup Co.	1,503	85,506
ConAgra Brands, Inc.	4,442	162,977
Constellation Brands, Inc., Class A	426	64,386
Dean Foods Co.	1,430	28,400
Dr. Pepper Snapple Group, Inc.	1,821	157,954
Flowers Foods, Inc.	1,068	16,575
Fresh Del Monte Produce, Inc.	994	61,638
General Mills, Inc.	6,303	384,105
Hormel Foods Corp.	2,196	75,191
Ingredion, Inc.	862	101,182
J&J Snack Foods Corp.	142	17,243
Kellogg Co.	2,455	176,760
Lamb Weston Holdings, Inc. *	1,479	49,517
Lancaster Colony Corp.	284	38,485
McCormick & Co., Inc. Non-Voting Shares	994	90,653
Mead Johnson Nutrition Co.	739	53,274
Molson Coors Brewing Co., Class B	1,078	105,676
Mondelez International, Inc., Class A	14,239	587,216
Monster Beverage Corp. *	1,082	48,419
PepsiCo, Inc.	13,855	1,386,885
Philip Morris International, Inc.	16,725	1,476,483
Pilgrim's Pride Corp.	753	13,260
Pinnacle Foods, Inc.	535	26,515
Reynolds American, Inc.	4,932	266,821
Sanderson Farms, Inc.	429	34,599
Snyder's-Lance, Inc.	426	15,873

5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Coca-Cola Co.	32,695	1,319,243
The Hershey Co.	996	96,253
The J.M. Smucker Co.	1,199	151,014
The Kraft Heinz Co.	2,674	218,332
The WhiteWave Foods Co. *	528	29,087
TreeHouse Foods, Inc. *	284	19,687
Tyson Foods, Inc., Class A	4,133	234,796
Universal Corp.	787	43,324
Vector Group Ltd.	648	13,835
		9,795,317

Health Care Equipment & Services 5.1%
Abbott Laboratories	11,368	432,780
Aetna, Inc.	4,413	577,397
Air Methods Corp. *	203	6,638
Alere, Inc. *	454	18,033
Align Technology, Inc. *	98	9,119
Allscripts Healthcare Solutions, Inc. *	2,457	26,978
Amedisys, Inc. *	336	13,269
AmerisourceBergen Corp.	2,417	188,502
Amsurg Corp. *	284	19,346
Analogic Corp.	142	13,085
Anthem, Inc.	7,473	1,065,127
Baxter International, Inc.	8,560	379,807
Becton Dickinson & Co.	1,758	297,278
Boston Scientific Corp. *	6,326	129,430
Brookdale Senior Living, Inc. *	1,676	19,492
C.R. Bard, Inc.	576	121,277
Cardinal Health, Inc.	6,250	443,812
Centene Corp. *	1,541	88,808
Cerner Corp. *	956	47,590
Chemed Corp.	284	42,307
Cigna Corp.	1,325	178,530
Community Health Systems, Inc. *	7,144	38,863
CONMED Corp.	284	12,377
Danaher Corp.	2,940	229,820
DaVita, Inc. *	1,290	81,722
DENTSPLY SIRONA, Inc.	1,235	71,852
Edwards Lifesciences Corp. *	634	52,527
Envision Healthcare Holdings, Inc. *	1,312	29,809
Express Scripts Holding Co. *	11,084	841,054
Haemonetics Corp. *	241	9,551
Halyard Health, Inc. *	1,328	49,335
HCA Holdings, Inc. *	5,142	364,516
HealthSouth Corp.	426	17,751
Henry Schein, Inc. *	793	118,125
Hill-Rom Holdings, Inc.	852	45,446
Humana, Inc.	2,277	484,181
IDEXX Laboratories, Inc. *	568	66,825
Intuitive Surgical, Inc. *	144	92,699
Invacare Corp.	762	8,763
Kindred Healthcare, Inc.	3,737	24,851
Laboratory Corp. of America Holdings *	719	90,486
LifePoint Health, Inc. *	852	46,817
Magellan Health, Inc. *	889	64,719
Masimo Corp. *	284	17,571
McKesson Corp.	3,538	508,800
MEDNAX, Inc. *	568	37,187
Medtronic plc	7,871	574,662
Molina Healthcare, Inc. *	568	30,024
Owens & Minor, Inc.	2,421	82,096
Patterson Cos., Inc.	1,278	49,510
PharMerica Corp. *	446	10,726
Quality Systems, Inc.	578	7,583
Quest Diagnostics, Inc.	2,573	225,035
ResMed, Inc.	852	52,381
Select Medical Holdings Corp. *	3,154	38,321
St. Jude Medical, Inc.	2,878	227,938
Security	Number of Shares	Value ($)
Stryker Corp.	2,174	247,097
Team Health Holdings, Inc. *	193	8,212
Teleflex, Inc.	298	44,083
Tenet Healthcare Corp. *	2,481	37,786
The Cooper Cos., Inc.	142	23,358
Triple-S Management Corp., Class B *	568	12,655
UnitedHealth Group, Inc.	11,508	1,821,947
Universal Health Services, Inc., Class B	647	79,594
Varian Medical Systems, Inc. *	852	76,535
VCA, Inc. *	608	38,061
WellCare Health Plans, Inc. *	717	98,243
West Pharmaceutical Services, Inc.	568	46,093
Zimmer Biomet Holdings, Inc.	1,475	150,243
		11,506,435

Household & Personal Products 1.7%
Avon Products, Inc. *	26,140	140,372
Church & Dwight Co., Inc.	1,798	78,734
Colgate-Palmolive Co.	7,541	491,899
Edgewell Personal Care Co. *	568	44,952
Energizer Holdings, Inc.	201	9,019
Herbalife Ltd. *(b)	1,467	71,927
Kimberly-Clark Corp.	2,849	329,373
Nu Skin Enterprises, Inc., Class A	1,231	64,234
Spectrum Brands Holdings, Inc.	142	17,024
The Clorox Co.	771	89,097
The Estee Lauder Cos., Inc., Class A	1,189	92,385
The Procter & Gamble Co.	30,609	2,524,018
WD-40 Co.	142	15,322
		3,968,356

Insurance 3.6%
Aflac, Inc.	4,772	340,625
Alleghany Corp. *	57	32,373
Allied World Assurance Co. Holdings AG	1,296	60,666
Ambac Financial Group, Inc. *	1,216	29,792
American Equity Investment Life Holding Co.	1,858	38,516
American Financial Group, Inc.	1,136	93,413
American International Group, Inc.	19,963	1,264,257
AmTrust Financial Services, Inc.	340	8,656
Aon plc	1,849	210,971
Arch Capital Group Ltd. *	1,201	99,347
Argo Group International Holdings Ltd.	346	21,954
Arthur J. Gallagher & Co.	852	42,898
Aspen Insurance Holdings Ltd.	1,136	57,879
Assurant, Inc.	1,374	118,631
Assured Guaranty Ltd.	1,172	41,911
Axis Capital Holdings Ltd.	1,870	114,089
Brown & Brown, Inc.	710	30,778
Chubb Ltd.	3,399	435,072
Cincinnati Financial Corp.	1,438	110,352
CNA Financial Corp.	326	12,476
CNO Financial Group, Inc.	2,454	43,927
Employers Holdings, Inc.	616	21,776
Endurance Specialty Holdings Ltd.	658	60,668
Erie Indemnity Co., Class A	99	10,610
Everest Re Group Ltd.	572	120,435
First American Financial Corp.	1,278	48,232
FNF Group	2,742	87,579
Genworth Financial, Inc., Class A *	21,247	90,937
Horace Mann Educators Corp.	426	17,104
Infinity Property & Casualty Corp.	284	24,495
Kemper Corp.	1,010	41,359
Lincoln National Corp.	2,439	156,340
Loews Corp.	5,397	240,976
Maiden Holdings Ltd.	800	12,320
Markel Corp. *	35	31,442

6

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marsh & McLennan Cos., Inc.	3,748	259,774
MBIA, Inc. *	2,777	28,853
Mercury General Corp.	426	24,878
MetLife, Inc.	8,676	477,267
Old Republic International Corp.	2,596	46,390
Primerica, Inc.	866	61,226
Principal Financial Group, Inc.	1,874	108,111
ProAssurance Corp.	864	48,427
Prudential Financial, Inc.	3,408	342,845
Reinsurance Group of America, Inc.	880	107,404
RenaissanceRe Holdings Ltd.	711	92,828
RLI Corp.	568	34,103
Safety Insurance Group, Inc.	142	9,990
Selective Insurance Group, Inc.	609	25,030
Stewart Information Services Corp.	286	13,568
The Allstate Corp.	4,899	342,538
The Hanover Insurance Group, Inc.	578	50,049
The Hartford Financial Services Group, Inc.	5,017	236,401
The Progressive Corp.	7,863	261,838
The Travelers Cos., Inc.	7,952	901,359
Torchmark Corp.	1,472	103,172
Unum Group	4,118	174,068
Validus Holdings Ltd.	1,006	54,666
W.R. Berkley Corp.	1,214	75,013
White Mountains Insurance Group Ltd.	70	58,588
XL Group Ltd.	2,845	102,790
		8,214,032

Materials 4.4%
A. Schulman, Inc.	568	18,914
AdvanSix, Inc. *	203	3,796
Air Products & Chemicals, Inc.	1,580	228,247
Albemarle Corp.	1,372	120,434
Alcoa Corp.	2,445	70,832
Allegheny Technologies, Inc.	3,957	69,406
AptarGroup, Inc.	858	62,788
Ashland Global Holdings, Inc.	668	75,284
Avery Dennison Corp.	1,027	74,006
Axalta Coating Systems Ltd. *	488	12,893
Ball Corp.	2,356	176,841
Bemis Co., Inc.	1,420	71,099
Berry Plastics Group, Inc. *	377	18,763
Boise Cascade Co. *	398	9,074
Cabot Corp.	1,143	58,213
Calgon Carbon Corp.	365	6,461
Carpenter Technology Corp.	922	32,980
Celanese Corp., Series A	1,278	101,371
Century Aluminum Co. *	1,426	13,148
CF Industries Holdings, Inc.	5,161	149,359
Chemtura Corp. *	1,136	37,431
Clearwater Paper Corp. *	486	30,229
Cliffs Natural Resources, Inc. *	29,267	257,842
Commercial Metals Co.	3,976	87,512
Compass Minerals International, Inc.	284	22,024
Crown Holdings, Inc. *	852	46,340
Domtar Corp.	2,699	105,990
E.I. du Pont de Nemours & Co.	8,579	631,500
Eagle Materials, Inc.	110	10,692
Eastman Chemical Co.	1,708	128,305
Ecolab, Inc.	1,078	125,835
Ferro Corp. *	370	5,476
FMC Corp.	1,185	66,502
Freeport-McMoRan, Inc. *	64,735	993,682
Graphic Packaging Holding Co.	3,266	41,054
Greif, Inc., Class A	743	38,168
H.B. Fuller Co.	568	26,690
Hecla Mining Co.	4,735	28,789
Huntsman Corp.	4,984	97,088
Security	Number of Shares	Value ($)
Innophos Holdings, Inc.	284	15,484
Innospec, Inc.	315	20,696
International Flavors & Fragrances, Inc.	568	68,756
International Paper Co.	7,205	351,028
Kaiser Aluminum Corp.	284	23,399
KapStone Paper & Packaging Corp.	1,304	26,641
Koppers Holdings, Inc. *	887	34,016
Kraton Corp. *	426	13,134
Louisiana-Pacific Corp. *	852	16,478
LyondellBasell Industries N.V., Class A	6,861	619,686
Martin Marietta Materials, Inc.	286	62,763
Materion Corp.	284	10,891
Minerals Technologies, Inc.	426	34,506
Monsanto Co.	4,446	456,649
Neenah Paper, Inc.	100	8,490
NewMarket Corp.	73	30,544
Newmont Mining Corp.	9,607	311,651
Nucor Corp.	6,014	374,011
Olin Corp.	1,422	36,972
Owens-Illinois, Inc. *	3,002	55,147
P.H. Glatfelter Co.	710	16,309
Packaging Corp. of America	714	60,519
Platform Specialty Products Corp. *	1,437	13,436
PolyOne Corp.	710	23,409
PPG Industries, Inc.	2,227	213,636
Praxair, Inc.	2,842	341,893
Quaker Chemical Corp.	71	9,034
Reliance Steel & Aluminum Co.	1,846	149,711
Royal Gold, Inc.	188	13,092
RPM International, Inc.	1,278	67,619
Schnitzer Steel Industries, Inc., Class A	2,416	67,406
Schweitzer-Mauduit International, Inc.	284	11,939
Sealed Air Corp.	1,001	45,646
Sensient Technologies Corp.	568	44,355
Silgan Holdings, Inc.	568	28,122
Sonoco Products Co.	1,562	84,551
Southern Copper Corp.	2,310	75,837
Steel Dynamics, Inc.	3,602	127,799
Stepan Co.	491	39,854
Stillwater Mining Co. *	854	12,836
SunCoke Energy, Inc. *	2,775	31,690
The Chemours Co.	5,614	138,778
The Dow Chemical Co.	13,225	736,897
The Mosaic Co.	10,942	310,753
The Scotts Miracle-Gro Co., Class A	568	51,841
The Sherwin-Williams Co.	335	90,004
The Valspar Corp.	710	72,484
TimkenSteel Corp. *	1,638	25,880
Tronox Ltd., Class A	3,062	34,723
United States Steel Corp.	6,975	225,571
Vulcan Materials Co.	431	54,155
W.R. Grace & Co.	142	9,267
Westlake Chemical Corp.	436	25,798
WestRock Co.	1,990	101,888
Worthington Industries, Inc.	852	47,951
		10,130,683

Media 3.1%
AMC Networks, Inc., Class A *	142	7,845
CBS Corp., Class B Non-Voting Shares	6,502	394,801
Charter Communications, Inc., Class A *	1,718	472,983
Cinemark Holdings, Inc.	1,281	51,035
Comcast Corp., Class A	18,768	1,304,564
Discovery Communications, Inc., Class A *	2,652	71,843
Discovery Communications, Inc., Class C *	4,262	112,687
DISH Network Corp., Class A *	1,344	77,213
Gannett Co., Inc.	2,386	22,762
John Wiley & Sons, Inc., Class A	426	23,366

7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp. *	284	6,646
Live Nation Entertainment, Inc. *	948	26,241
Meredith Corp.	454	25,220
National CineMedia, Inc.	863	13,238
News Corp., Class A	6,603	76,331
Omnicom Group, Inc.	2,982	259,255
Regal Entertainment Group, Class A	1,420	32,532
Scholastic Corp.	852	37,565
Scripps Networks Interactive, Inc., Class A	1,165	80,688
Sinclair Broadcast Group, Inc., Class A	307	9,993
Sirius XM Holdings, Inc.	9,401	42,962
Starz, Class A *	367	12,427
TEGNA, Inc.	3,126	70,116
The Interpublic Group of Cos., Inc.	4,043	97,315
The New York Times Co., Class A	1,621	21,073
The Walt Disney Co.	12,293	1,218,482
Time Warner, Inc.	15,533	1,426,240
Time, Inc.	4,325	70,065
Tribune Media Co., Class A	477	17,129
Twenty-First Century Fox, Inc., Class A	10,617	298,444
Twenty-First Century Fox, Inc., Class B	7,049	197,795
Viacom, Inc., Class B	10,906	408,757
		6,987,613

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
AbbVie, Inc.	6,615	402,192
Agilent Technologies, Inc.	2,439	107,267
Alexion Pharmaceuticals, Inc. *	142	17,408
Allergan plc *	227	44,106
Amgen, Inc.	5,586	804,775
Bio-Rad Laboratories, Inc., Class A *	263	45,631
Bio-Techne Corp.	142	14,961
Biogen, Inc. *	649	190,851
Bristol-Myers Squibb Co.	9,823	554,410
Bruker Corp.	459	10,410
Celgene Corp. *	2,394	283,713
Charles River Laboratories International, Inc. *	521	37,043
Eli Lilly & Co.	8,053	540,517
Endo International plc *	684	10,951
Gilead Sciences, Inc.	5,877	433,135
Illumina, Inc. *	146	19,438
Impax Laboratories, Inc. *	426	6,156
Johnson & Johnson	20,239	2,252,601
Mallinckrodt plc *	352	18,550
Merck & Co., Inc.	27,909	1,707,752
Mettler-Toledo International, Inc. *	191	78,696
Mylan N.V. *	3,058	111,953
Myriad Genetics, Inc. *	1,226	20,462
PAREXEL International Corp. *	284	16,756
PDL BioPharma, Inc.	8,272	18,116
PerkinElmer, Inc.	994	50,416
Perrigo Co., plc	607	52,408
Pfizer, Inc.	74,787	2,403,654
QIAGEN N.V. *	852	23,277
Quintiles IMS Holdings, Inc. *	552	42,410
Regeneron Pharmaceuticals, Inc. *	19	7,206
Thermo Fisher Scientific, Inc.	1,610	225,577
United Therapeutics Corp. *	142	17,837
Waters Corp. *	568	76,436
Zoetis, Inc.	1,775	89,424
		10,736,495

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	467	51,179
Altisource Portfolio Solutions S.A. *	359	9,671
American Campus Communities, Inc.	428	20,163
American Tower Corp.	1,065	108,918
Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	675	28,417
AvalonBay Communities, Inc.	426	70,073
Boston Properties, Inc.	722	89,441
Brandywine Realty Trust	1,562	23,977
Brixmor Property Group, Inc.	603	14,683
Camden Property Trust	426	33,530
CBL & Associates Properties, Inc.	2,728	32,354
CBRE Group, Inc., Class A *	1,278	37,113
Columbia Property Trust, Inc.	1,519	31,990
CoreCivic, Inc.	2,426	55,094
Corporate Office Properties Trust	1,142	32,684
Crown Castle International Corp.	731	61,009
CubeSmart	359	8,849
DCT Industrial Trust, Inc.	365	16,772
DDR Corp.	1,420	21,612
DiamondRock Hospitality Co.	1,420	15,038
Digital Realty Trust, Inc.	710	65,554
Douglas Emmett, Inc.	568	20,840
Duke Realty Corp.	2,272	57,777
DuPont Fabros Technology, Inc.	286	11,629
EastGroup Properties, Inc.	142	9,700
EPR Properties	284	19,749
Equinix, Inc.	147	49,798
Equity Commonwealth *	1,420	41,294
Equity LifeStyle Properties, Inc.	233	16,177
Equity One, Inc.	287	8,570
Equity Residential	1,498	89,895
Essex Property Trust, Inc.	179	38,650
Extra Space Storage, Inc.	284	19,925
Federal Realty Investment Trust	284	39,879
Franklin Street Properties Corp.	925	11,618
General Growth Properties, Inc.	2,154	54,582
Government Properties Income Trust	431	8,098
Gramercy Property Trust	1,318	11,519
HCP, Inc.	3,459	102,144
Healthcare Realty Trust, Inc.	426	12,516
Healthcare Trust of America, Inc., Class A	443	12,528
Highwoods Properties, Inc.	710	34,123
Hospitality Properties Trust	1,704	49,407
Host Hotels & Resorts, Inc.	7,266	129,625
Investors Real Estate Trust	1,213	7,630
Iron Mountain, Inc.	4,638	153,054
Jones Lang LaSalle, Inc.	482	48,817
Kilroy Realty Corp.	284	20,545
Kimco Realty Corp.	2,698	68,907
Lamar Advertising Co., Class A	343	22,737
LaSalle Hotel Properties	568	15,944
Lexington Realty Trust	2,220	22,933
Liberty Property Trust	994	39,164
Life Storage, Inc.	142	11,535
Mack-Cali Realty Corp.	1,562	42,252
Medical Properties Trust, Inc.	614	7,319
Mid-America Apartment Communities, Inc.	434	39,767
National Retail Properties, Inc.	430	18,352
NorthStar Realty Finance Corp.	736	11,143
Omega Healthcare Investors, Inc.	426	12,550
Outfront Media, Inc.	1,376	34,689
Pennsylvania Real Estate Investment Trust	568	10,889
Piedmont Office Realty Trust, Inc., Class A	2,152	42,265
Post Properties, Inc.	258	16,775
Potlatch Corp.	568	23,331
Prologis, Inc.	1,933	98,390
PS Business Parks, Inc.	142	15,866
Public Storage	468	97,952
Quality Care Properties, Inc. *	687	10,305
Rayonier, Inc.	1,866	49,468
Realogy Holdings Corp.	1,167	28,183
Realty Income Corp.	765	42,412

8

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regency Centers Corp.	391	26,134
Retail Properties of America, Inc., Class A	2,061	31,451
RLJ Lodging Trust	764	17,412
Ryman Hospitality Properties, Inc.	284	16,728
Sabra Health Care REIT, Inc.	710	15,712
Senior Housing Properties Trust	2,247	40,581
Simon Property Group, Inc.	1,247	224,024
SL Green Realty Corp.	284	29,922
Spirit Realty Capital, Inc.	1,257	13,563
Sun Communities, Inc.	142	10,248
Sunstone Hotel Investors, Inc.	1,029	14,962
Tanger Factory Outlet Centers, Inc.	284	9,789
Taubman Centers, Inc.	284	20,638
The GEO Group, Inc.	1,310	43,571
The Macerich Co.	568	38,562
UDR, Inc.	1,155	39,316
Ventas, Inc.	2,469	149,177
Vornado Realty Trust	1,137	111,142
Washington Real Estate Investment Trust	426	13,232
Weingarten Realty Investors	852	30,255
Welltower, Inc.	1,776	111,497
Weyerhaeuser Co.	8,243	254,132
WP Carey, Inc.	284	16,506
		3,969,892

Retailing 4.8%
Aaron's, Inc.	1,846	53,756
Abercrombie & Fitch Co., Class A	2,874	41,299
Advance Auto Parts, Inc.	478	81,126
Amazon.com, Inc. *	464	348,264
American Eagle Outfitters, Inc.	5,680	94,061
Asbury Automotive Group, Inc. *	652	38,305
Ascena Retail Group, Inc. *	5,633	34,023
AutoNation, Inc. *	1,617	72,215
AutoZone, Inc. *	101	79,101
Barnes & Noble Education, Inc. *	1,491	16,953
Barnes & Noble, Inc.	2,362	29,761
Bed Bath & Beyond, Inc.	5,543	248,382
Best Buy Co., Inc.	9,973	455,766
Big Lots, Inc.	2,007	101,574
Burlington Stores, Inc. *	734	64,533
Cabela's, Inc. *	358	22,282
Caleres, Inc.	994	32,544
CarMax, Inc. *	1,885	108,934
Chico's FAS, Inc.	5,168	79,122
Core-Mark Holding Co., Inc.	1,648	60,168
CST Brands, Inc.	2,912	139,863
Dick's Sporting Goods, Inc.	1,304	77,027
Dillard's, Inc., Class A	909	65,003
Dollar General Corp.	3,102	239,847
Dollar Tree, Inc. *	2,167	191,043
DSW, Inc., Class A	994	23,617
Expedia, Inc.	496	61,529
Express, Inc. *	1,562	20,868
Five Below, Inc. *	195	7,675
Foot Locker, Inc.	1,625	116,464
Fred's, Inc., Class A	1,420	14,186
GameStop Corp., Class A	4,087	100,908
Genesco, Inc. *	729	46,073
Genuine Parts Co.	2,131	205,066
GNC Holdings, Inc., Class A	1,390	20,085
Group 1 Automotive, Inc.	568	41,231
Guess?, Inc.	2,415	36,998
Hibbett Sports, Inc. *	401	16,140
HSN, Inc.	284	10,820
J.C. Penney Co., Inc. *	9,529	90,240
Kohl's Corp.	9,067	488,077
L Brands, Inc.	2,256	158,416
Security	Number of Shares	Value ($)
Lands' End, Inc. *	570	10,117
Liberty Interactive Corp. QVC Group, Class A *	6,838	141,615
Liberty TripAdvisor Holdings, Inc., Class A *	470	7,543
Lithia Motors, Inc., Class A	170	15,623
LKQ Corp. *	1,353	44,419
Lowe's Cos., Inc.	12,892	909,531
Lumber Liquidators Holdings, Inc. *	855	15,091
Macy's, Inc.	7,198	303,756
Monro Muffler Brake, Inc.	142	8,492
Murphy USA, Inc. *	1,975	134,675
Netflix, Inc. *	326	38,142
Nordstrom, Inc. (b)	2,855	159,652
Nutrisystem, Inc.	389	14,296
O'Reilly Automotive, Inc. *	584	160,308
Office Depot, Inc.	10,912	53,141
Penske Automotive Group, Inc.	710	35,436
Pier 1 Imports, Inc.	6,971	38,968
Pool Corp.	284	28,573
Rent-A-Center, Inc.	4,466	51,582
Restoration Hardware Holdings, Inc. *	356	12,834
Ross Stores, Inc.	2,913	196,890
Sally Beauty Holdings, Inc. *	1,304	34,152
Select Comfort Corp. *	284	6,424
Signet Jewelers Ltd.	633	57,787
Sonic Automotive, Inc., Class A	994	21,023
Stage Stores, Inc.	4,426	19,253
Staples, Inc.	35,571	343,972
Target Corp.	13,360	1,031,926
The Cato Corp., Class A	426	12,610
The Children's Place, Inc.	574	59,610
The Finish Line, Inc., Class A	852	19,119
The Gap, Inc.	8,705	217,364
The Home Depot, Inc.	11,317	1,464,420
The Michaels Cos., Inc. *	346	8,435
The Priceline Group, Inc. *	97	145,857
The TJX Cos., Inc.	6,614	518,141
Tiffany & Co.	1,123	92,625
Tractor Supply Co.	994	74,620
TripAdvisor, Inc. *	142	6,856
Ulta Salon, Cosmetics & Fragrance, Inc. *	177	45,931
Urban Outfitters, Inc. *	2,016	63,706
Vitamin Shoppe, Inc. *	293	7,281
Williams-Sonoma, Inc.	1,591	87,155
		10,952,296

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. *	11,818	105,298
Amkor Technology, Inc. *	1,528	18,061
Analog Devices, Inc.	1,787	132,667
Applied Materials, Inc.	9,457	304,515
Broadcom Ltd.	948	161,624
Brooks Automation, Inc.	1,136	18,517
Cabot Microelectronics Corp.	381	22,700
Cirrus Logic, Inc. *	456	25,080
Cree, Inc. *	736	18,635
Cypress Semiconductor Corp.	2,034	22,882
Entegris, Inc. *	1,420	25,489
Integrated Device Technology, Inc. *	397	9,290
Intel Corp.	72,473	2,514,813
Intersil Corp., Class A	2,139	47,379
KLA-Tencor Corp.	1,598	127,584
Lam Research Corp.	1,030	109,201
Linear Technology Corp.	1,420	88,793
Marvell Technology Group Ltd.	11,829	169,628
Maxim Integrated Products, Inc.	2,840	111,527
Microchip Technology, Inc.	1,659	109,793
Micron Technology, Inc. *	10,890	212,682
Microsemi Corp. *	370	20,257

9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MKS Instruments, Inc.	568	32,688
NVIDIA Corp.	2,878	265,352
ON Semiconductor Corp. *	3,692	43,492
Photronics, Inc. *	1,136	11,360
Qorvo, Inc. *	212	11,323
QUALCOMM, Inc.	12,867	876,629
Silicon Laboratories, Inc. *	426	28,265
Skyworks Solutions, Inc.	498	38,271
Teradyne, Inc.	1,420	34,620
Texas Instruments, Inc.	9,886	730,872
Versum Materials, Inc. *	781	19,103
Xilinx, Inc.	1,746	94,249
		6,562,639

Software & Services 6.8%
Accenture plc, Class A	4,624	552,244
ACI Worldwide, Inc. *	432	8,040
Activision Blizzard, Inc.	5,484	200,769
Acxiom Corp. *	1,136	30,138
Adobe Systems, Inc. *	1,391	143,009
Akamai Technologies, Inc. *	718	47,891
Alliance Data Systems Corp.	300	68,634
Alphabet, Inc., Class A *	676	524,495
Alphabet, Inc., Class C *	693	525,322
Amdocs Ltd.	1,988	117,232
ANSYS, Inc. *	315	29,619
Autodesk, Inc. *	798	57,943
Automatic Data Processing, Inc.	2,799	268,760
Booz Allen Hamilton Holding Corp.	1,628	61,555
Broadridge Financial Solutions, Inc.	994	64,352
CA, Inc.	4,315	137,907
CACI International, Inc., Class A *	574	74,276
Cadence Design Systems, Inc. *	710	18,659
Cardtronics plc, Class A *	348	17,216
CDK Global, Inc.	220	12,694
Cimpress N.V. *	284	24,694
Citrix Systems, Inc. *	1,018	88,291
Cognizant Technology Solutions Corp., Class A *	2,360	129,989
Computer Sciences Corp.	3,087	187,165
Convergys Corp.	2,130	55,103
CoreLogic, Inc. *	1,454	54,859
CSG Systems International, Inc.	197	8,766
CSRA, Inc.	823	26,344
Dell Technologies, Inc., Class V *	617	33,046
DST Systems, Inc.	361	37,259
EarthLink Holdings Corp.	2,883	15,222
eBay, Inc. *	8,848	246,063
Electronic Arts, Inc. *	668	52,932
Euronet Worldwide, Inc. *	286	20,512
Facebook, Inc., Class A *	1,000	118,420
Fair Isaac Corp.	236	26,831
Fidelity National Information Services, Inc.	2,840	219,220
First Data Corp., Class A *	1,195	17,411
Fiserv, Inc. *	1,499	156,825
FleetCor Technologies, Inc. *	67	10,006
Gartner, Inc. *	284	29,201
Genpact Ltd. *	998	23,882
Global Payments, Inc.	1,035	70,949
IAC/InterActiveCorp *	1,370	92,283
International Business Machines Corp.	18,991	3,080,720
Intuit, Inc.	1,726	196,212
j2 Global, Inc.	284	20,877
Jack Henry & Associates, Inc.	426	36,823
Leidos Holdings, Inc.	1,957	100,198
LinkedIn Corp., Class A *	103	20,110
Manhattan Associates, Inc. *	142	7,441
ManTech International Corp., Class A	1,144	49,203
Security	Number of Shares	Value ($)
Mastercard, Inc., Class A	3,162	323,156
MAXIMUS, Inc.	426	23,554
Mentor Graphics Corp.	401	14,657
Microsoft Corp.	61,106	3,682,248
NeuStar, Inc., Class A *	1,563	37,903
Nuance Communications, Inc. *	1,000	16,210
Oracle Corp.	31,326	1,258,992
Paychex, Inc.	1,809	106,641
PayPal Holdings, Inc. *	1,347	52,910
Progress Software Corp.	426	12,597
PTC, Inc. *	263	12,811
Red Hat, Inc. *	312	24,682
salesforce.com, Inc. *	284	20,448
Science Applications International Corp.	860	71,010
SS&C Technologies Holdings, Inc.	382	11,464
Sykes Enterprises, Inc. *	710	20,008
Symantec Corp.	10,107	246,510
Synopsys, Inc. *	857	51,831
Take-Two Interactive Software, Inc. *	710	34,953
Teradata Corp. *	2,511	67,420
The Western Union Co.	8,258	173,666
TiVo Corp. *	1,199	24,280
Total System Services, Inc.	973	47,891
Travelport Worldwide Ltd.	1,110	15,540
Unisys Corp. *	2,350	34,897
Vantiv, Inc., Class A *	287	16,195
Verint Systems, Inc. *	240	9,012
VeriSign, Inc. *	500	39,425
Visa, Inc., Class A	6,162	476,446
VMware, Inc., Class A *	216	17,526
WebMD Health Corp. *	320	17,069
WEX, Inc. *	79	8,730
Xerox Corp.	26,581	248,532
Yahoo! Inc. *	3,587	147,139
Zynga, Inc., Class A *	3,515	10,053
		15,594,018

Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	852	17,338
Amphenol Corp., Class A	1,706	116,452
Anixter International, Inc. *	999	78,072
Apple, Inc.	37,362	4,129,248
Arrow Electronics, Inc. *	2,840	193,887
Avnet, Inc.	4,299	197,281
AVX Corp.	967	14,689
Belden, Inc.	426	31,481
Benchmark Electronics, Inc. *	1,704	48,308
Brocade Communications Systems, Inc.	4,692	57,899
CDW Corp.	880	45,091
Cisco Systems, Inc.	52,576	1,567,816
Cognex Corp.	284	16,958
Coherent, Inc. *	284	37,062
CommScope Holding Co., Inc. *	1,026	36,915
Comtech Telecommunications Corp.	1,584	18,216
Corning, Inc.	16,371	393,395
Diebold, Inc.	994	22,663
Dolby Laboratories, Inc., Class A	745	34,382
EchoStar Corp., Class A *	426	21,726
Electronics For Imaging, Inc. *	211	9,183
F5 Networks, Inc. *	496	69,812
Fabrinet *	435	18,618
Finisar Corp. *	568	18,875
FLIR Systems, Inc.	1,452	52,141
Harmonic, Inc. *	2,420	11,253
Harris Corp.	1,677	173,670
Hewlett Packard Enterprise Co.	14,267	339,555
HP, Inc.	89,832	1,383,413
II-VI, Inc. *	686	20,717

10

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ingram Micro, Inc., Class A *	7,071	264,738
Insight Enterprises, Inc. *	1,278	44,756
InterDigital, Inc.	284	22,493
IPG Photonics Corp. *	146	14,004
Itron, Inc. *	592	38,006
Jabil Circuit, Inc.	4,971	105,137
Juniper Networks, Inc.	5,401	148,744
Keysight Technologies, Inc. *	1,582	58,265
Knowles Corp. *	1,652	26,482
Littelfuse, Inc.	142	20,702
Methode Electronics, Inc.	302	11,159
Motorola Solutions, Inc.	3,214	257,923
MTS Systems Corp.	142	7,647
National Instruments Corp.	568	16,739
NCR Corp. *	1,595	61,806
NetApp, Inc.	4,830	176,585
NETGEAR, Inc. *	712	38,234
Plantronics, Inc.	284	14,717
Plexus Corp. *	710	36,281
Sanmina Corp. *	1,866	61,298
ScanSource, Inc. *	568	21,499
SYNNEX Corp.	722	84,409
Tech Data Corp. *	2,142	181,792
Trimble, Inc. *	1,083	30,530
TTM Technologies, Inc. *	1,166	15,823
VeriFone Systems, Inc. *	998	16,856
ViaSat, Inc. *	142	10,122
Viavi Solutions, Inc. *	2,272	17,835
Vishay Intertechnology, Inc.	4,482	67,902
Western Digital Corp.	4,829	307,414
Zebra Technologies Corp., Class A *	427	33,754
		11,389,768

Telecommunication Services 3.3%
AT&T, Inc.	107,007	4,133,680
CenturyLink, Inc.	16,769	394,407
Cincinnati Bell, Inc. *	1,567	32,280
Consolidated Communications Holdings, Inc.	568	16,234
Frontier Communications Corp.	29,739	108,547
Inteliquent, Inc.	449	10,165
Level 3 Communications, Inc. *	1,000	55,070
SBA Communications Corp., Class A *	284	28,105
T-Mobile US, Inc. *	1,028	55,728
Telephone & Data Systems, Inc.	3,423	92,181
Verizon Communications, Inc.	47,886	2,389,511
Vonage Holdings Corp. *	3,345	22,044
Windstream Holdings, Inc.	6,702	49,662
Zayo Group Holdings, Inc. *	472	16,284
		7,403,898

Transportation 2.2%
Alaska Air Group, Inc.	577	47,470
Allegiant Travel Co.	66	10,784
AMERCO	26	8,878
American Airlines Group, Inc.	2,600	120,744
ArcBest Corp.	1,684	51,278
Atlas Air Worldwide Holdings, Inc. *	435	21,489
Avis Budget Group, Inc. *	2,997	114,755
C.H. Robinson Worldwide, Inc.	2,574	192,664
Copa Holdings S.A., Class A	832	73,940
CSX Corp.	15,488	554,625
Delta Air Lines, Inc.	1,012	48,758
Expeditors International of Washington, Inc.	2,499	131,797
FedEx Corp.	4,302	824,564
Forward Air Corp.	284	13,740
Genesee & Wyoming, Inc., Class A *	142	10,849
Hawaiian Holdings, Inc. *	451	23,159
Security	Number of Shares	Value ($)
Heartland Express, Inc.	710	15,272
Hertz Global Holdings, Inc. *	758	19,086
Hub Group, Inc., Class A *	568	24,339
J.B. Hunt Transport Services, Inc.	710	67,713
JetBlue Airways Corp. *	2,176	43,716
Kansas City Southern	725	64,315
Kirby Corp. *	487	30,900
Knight Transportation, Inc.	710	24,850
Landstar System, Inc.	568	46,264
Macquarie Infrastructure Corp.	442	36,218
Marten Transport Ltd.	444	10,811
Matson, Inc.	313	11,772
Norfolk Southern Corp.	3,609	384,214
Old Dominion Freight Line, Inc. *	211	18,420
Roadrunner Transportation Systems, Inc. *	2,638	26,459
Ryder System, Inc.	1,639	128,334
Saia, Inc. *	197	8,225
SkyWest, Inc.	1,507	55,533
Southwest Airlines Co.	926	43,161
Spirit Airlines, Inc. *	634	35,250
Swift Transportation Co. *	852	21,274
Union Pacific Corp.	9,093	921,394
United Continental Holdings, Inc. *	745	51,368
United Parcel Service, Inc., Class B	4,770	552,938
Werner Enterprises, Inc.	994	26,888
		4,918,208

Utilities 3.7%
AES Corp.	18,747	214,653
ALLETE, Inc.	426	26,335
Alliant Energy Corp.	2,896	104,024
Ameren Corp.	3,635	178,551
American Electric Power Co., Inc.	6,360	375,558
American States Water Co.	284	12,042
American Water Works Co., Inc.	510	36,960
Aqua America, Inc.	853	25,360
Atmos Energy Corp.	724	51,491
Avista Corp.	852	34,480
Black Hills Corp.	426	25,027
California Water Service Group	426	14,718
Calpine Corp. *	10,937	121,947
CenterPoint Energy, Inc.	6,555	156,402
CMS Energy Corp.	2,711	109,036
Consolidated Edison, Inc.	4,348	303,360
Dominion Resources, Inc.	5,897	432,191
DTE Energy Co.	2,109	196,327
Duke Energy Corp.	7,608	561,242
Dynegy, Inc. *	1,779	15,388
Edison International	3,983	273,911
El Paso Electric Co.	426	19,191
Entergy Corp.	3,246	223,098
Eversource Energy	2,493	128,689
Exelon Corp.	17,457	567,527
FirstEnergy Corp.	9,879	309,114
Great Plains Energy, Inc.	2,141	56,501
Hawaiian Electric Industries, Inc.	1,465	45,122
IDACORP, Inc.	426	32,440
MDU Resources Group, Inc.	3,582	99,651
MGE Energy, Inc.	286	16,931
New Jersey Resources Corp.	1,136	39,135
NextEra Energy, Inc.	3,616	413,056
NiSource, Inc.	5,038	110,534
Northwest Natural Gas Co.	426	24,410
NorthWestern Corp.	426	23,899
NRG Energy, Inc.	14,150	160,461
OGE Energy Corp.	2,774	87,797
ONE Gas, Inc.	262	15,723
Otter Tail Corp.	302	11,582

11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PG&E Corp.	5,758	338,570
Pinnacle West Capital Corp.	1,562	115,479
PNM Resources, Inc.	1,136	35,898
Portland General Electric Co.	1,150	47,840
PPL Corp.	8,254	276,179
Public Service Enterprise Group, Inc.	7,470	308,586
SCANA Corp.	690	48,666
Sempra Energy	2,179	217,464
South Jersey Industries, Inc.	326	10,758
Southwest Gas Corp.	568	42,106
Spire, Inc.	426	27,494
The Empire District Electric Co.	568	19,329
The Southern Co.	11,595	542,878
UGI Corp.	1,665	74,592
Vectren Corp.	1,136	55,755
WEC Energy Group, Inc.	2,515	140,865
Westar Energy, Inc.	1,891	107,711
WGL Holdings, Inc.	814	59,064
Xcel Energy, Inc.	5,631	219,665
		8,342,763
Total Common Stock
(Cost $208,222,464)		226,508,518

Rights 0.0% of net assets

Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	735	2,205
Total Rights
(Cost $1,852)		2,205

Other Investment Companies 0.3% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)	468,911	468,911

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.31% (c)	168,425	168,425
Total Other Investment Companies
(Cost $637,336)		637,336

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $208,881,481 and the unrealized appreciation and depreciation were $26,383,202 and ($8,116,624), respectively, with a net unrealized appreciation of $18,266,578.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $172,303.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,205 or 0.0% of net assets.

CVR –	Contingent Value Rights
ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	9	989,460	11,368

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$226,508,518	$—	$—	$226,508,518
Rights [1]	—	—	2,205	2,205
Other Investment Companies[1]	637,336	—	—	637,336
Total	$227,145,854	$—	$2,205	$227,148,059
Other Financial Instruments
Futures Contracts[2]	$11,368	$—	$—	$11,368
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
12

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,599,679,336	1,708,734,056
0.4%	Other Investment Companies	6,180,373	6,180,373
99.9%	Total Investments	1,605,859,709	1,714,914,429
0.1%	Other Assets and Liabilities, Net		1,830,404
100.0%	Net Assets		1,716,744,833

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.2%
Adient plc *	9,525	510,159
BorgWarner, Inc.	24,907	886,689
Dana, Inc.	32,396	547,168
Delphi Automotive plc	19,449	1,244,736
Ford Motor Co.	528,259	6,317,978
General Motors Co.	207,623	7,169,222
Harley-Davidson, Inc.	19,477	1,185,954
Lear Corp.	9,702	1,256,506
The Goodyear Tire & Rubber Co.	26,056	799,659
Thor Industries, Inc.	5,724	575,663
Visteon Corp.	6,449	507,343
		21,001,077

Banks 5.6%
Bank of America Corp.	690,541	14,584,226
BB&T Corp.	56,839	2,571,965
CIT Group, Inc.	23,648	966,021
Citigroup, Inc.	257,280	14,508,019
Citizens Financial Group, Inc.	31,757	1,064,177
Comerica, Inc.	11,276	718,845
Fifth Third Bancorp	74,184	1,930,268
Huntington Bancshares, Inc.	73,751	918,937
JPMorgan Chase & Co.	303,203	24,307,784
KeyCorp	75,162	1,301,054
M&T Bank Corp.	8,206	1,181,172
New York Community Bancorp, Inc.	44,982	718,812
People's United Financial, Inc.	28,019	524,516
PHH Corp. *	39,978	580,481
Regions Financial Corp.	111,437	1,508,857
SunTrust Banks, Inc.	34,737	1,804,587
The PNC Financial Services Group, Inc.	36,359	4,019,124
U.S. Bancorp	106,113	5,265,327
Wells Fargo & Co.	325,240	17,211,701
		95,685,873

Capital Goods 8.4%
3M Co.	44,427	7,629,893
AECOM *	20,734	753,681
AGCO Corp.	15,333	855,581
AMETEK, Inc.	9,666	457,685
Security	Number of Shares	Value ($)
Arconic, Inc.	61,351	1,182,847
Armstrong World Industries, Inc. *	12,073	503,444
Carlisle Cos., Inc.	4,314	483,901
Caterpillar, Inc.	83,311	7,961,199
Chicago Bridge & Iron Co. N.V.	9,869	330,710
Cummins, Inc.	22,848	3,239,389
Deere & Co.	55,413	5,552,383
Dover Corp.	18,957	1,376,468
Eaton Corp. plc	39,176	2,605,596
EMCOR Group, Inc.	9,648	669,282
Emerson Electric Co.	92,924	5,244,631
Fastenal Co.	20,367	965,396
Flowserve Corp.	20,773	985,679
Fluor Corp.	44,908	2,403,027
Fortive Corp.	1,753	96,398
Fortune Brands Home & Security, Inc.	5,872	323,841
General Dynamics Corp.	26,561	4,657,471
General Electric Co.	668,579	20,565,490
Herc Holdings, Inc. *	4,223	167,822
Honeywell International, Inc.	43,019	4,901,585
Hubbell, Inc.	4,788	537,597
Huntington Ingalls Industries, Inc.	2,384	426,164
IDEX Corp.	3,561	333,345
Illinois Tool Works, Inc.	31,905	3,993,868
Ingersoll-Rand plc	25,934	1,933,120
Jacobs Engineering Group, Inc. *	25,268	1,566,869
Johnson Controls International plc	95,664	4,302,967
Joy Global, Inc.	41,954	1,175,971
KBR, Inc.	50,445	842,936
L-3 Communications Holdings, Inc.	16,929	2,670,888
Lincoln Electric Holdings, Inc.	7,723	606,333
Lockheed Martin Corp.	19,808	5,254,072
Northrop Grumman Corp.	22,442	5,602,645
NOW, Inc. *	23,753	511,640
Oshkosh Corp.	16,049	1,123,430
Owens Corning	14,478	743,880
PACCAR, Inc.	33,203	2,063,566
Parker-Hannifin Corp.	16,073	2,233,022
Pentair plc	14,377	826,102
Quanta Services, Inc. *	29,470	993,728
Raytheon Co.	31,369	4,690,920
Rockwell Automation, Inc.	9,467	1,265,833
Rockwell Collins, Inc.	11,033	1,022,980
Roper Technologies, Inc.	3,216	582,450
Snap-on, Inc.	3,216	537,715
Stanley Black & Decker, Inc.	11,807	1,400,664
Terex Corp.	16,588	506,266
Textron, Inc.	22,876	1,052,982
The Boeing Co.	43,198	6,503,891
The Timken Co.	12,144	474,223
TransDigm Group, Inc.	2,770	696,461
Trinity Industries, Inc.	22,714	631,222
Triumph Group, Inc.	9,228	256,538
United Rentals, Inc. *	8,893	899,171
United Technologies Corp.	87,249	9,398,462
Valmont Industries, Inc.	2,690	400,541
W.W. Grainger, Inc.	6,657	1,534,905

1

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WABCO Holdings, Inc. *	2,918	287,452
WESCO International, Inc. *	7,821	531,046
Xylem, Inc.	12,864	663,525
		144,992,789

Commercial & Professional Services 0.6%
Cintas Corp.	6,066	695,164
Equifax, Inc.	3,784	433,079
LSC Communications, Inc.	4,908	101,301
ManpowerGroup, Inc.	17,739	1,515,088
Nielsen Holdings plc	13,226	570,041
Pitney Bowes, Inc.	36,424	522,684
R.R. Donnelley & Sons Co.	13,271	230,783
Republic Services, Inc.	26,762	1,485,023
Robert Half International, Inc.	12,892	578,464
The Dun & Bradstreet Corp.	4,291	522,300
Verisk Analytics, Inc. *	5,375	446,555
Waste Management, Inc.	41,878	2,911,359
		10,011,841

Consumer Durables & Apparel 1.1%
Coach, Inc.	48,191	1,753,670
D.R. Horton, Inc.	10,271	284,712
Fossil Group, Inc. *	18,578	620,877
Garmin Ltd.	13,935	726,850
Hanesbrands, Inc.	11,480	266,680
Harman International Industries, Inc.	3,913	427,965
Hasbro, Inc.	9,227	787,894
Leggett & Platt, Inc.	13,117	630,403
Mattel, Inc.	47,851	1,510,656
Michael Kors Holdings Ltd. *	7,736	359,647
Mohawk Industries, Inc. *	3,380	667,347
Newell Brands, Inc.	17,674	830,855
NIKE, Inc., Class B	71,591	3,584,561
NVR, Inc. *	321	511,995
Polaris Industries, Inc. (b)	4,564	396,429
PulteGroup, Inc.	27,048	510,125
PVH Corp.	5,524	585,213
Ralph Lauren Corp.	10,845	1,134,495
Tupperware Brands Corp.	7,979	442,356
VF Corp.	24,402	1,330,153
Whirlpool Corp.	8,577	1,393,248
		18,756,131

Consumer Services 1.7%
Apollo Education Group, Inc. *	95,510	900,659
Aramark	13,306	457,860
Brinker International, Inc.	8,619	457,755
Carnival Corp.	35,720	1,836,365
Chipotle Mexican Grill, Inc. *	1,166	462,121
Darden Restaurants, Inc.	12,434	911,412
DeVry Education Group, Inc.	21,201	632,850
H&R Block, Inc.	23,856	528,649
Hilton Worldwide Holdings, Inc.	19,804	496,486
International Game Technology plc	8,236	212,324
Las Vegas Sands Corp.	25,949	1,626,224
Marriott International, Inc., Class A	22,131	1,743,480
McDonald's Corp.	82,538	9,844,307
MGM Resorts International *	25,181	722,947
Royal Caribbean Cruises Ltd.	9,786	792,373
Service Corp. International	17,490	472,055
Starbucks Corp.	36,321	2,105,528
Wyndham Worldwide Corp.	15,114	1,088,057
Wynn Resorts Ltd.	11,809	1,204,400
Security	Number of Shares	Value ($)
Yum China Holdings, Inc. *	28,257	794,587
Yum! Brands, Inc.	28,257	1,791,211
		29,081,650

Diversified Financials 4.5%
AGNC Investment Corp.	31,075	579,860
Ally Financial, Inc.	100,552	1,952,720
American Express Co.	89,396	6,440,088
Ameriprise Financial, Inc.	18,253	2,084,675
Annaly Capital Management, Inc.	121,847	1,245,276
Berkshire Hathaway, Inc., Class B *	108,072	17,014,856
BlackRock, Inc.	5,171	1,917,355
Capital One Financial Corp.	56,866	4,779,019
CME Group, Inc.	15,091	1,703,925
Discover Financial Services	40,597	2,751,259
Donnelley Financial Solutions, Inc. *	4,908	93,596
FNFV Group *	20,828	266,598
Franklin Resources, Inc.	46,018	1,806,667
Intercontinental Exchange, Inc.	5,650	313,010
Invesco Ltd.	27,229	852,540
Legg Mason, Inc.	19,759	630,312
Leucadia National Corp.	23,732	522,579
Moody's Corp.	6,457	648,929
Morgan Stanley	67,012	2,771,616
Nasdaq, Inc.	7,612	487,853
Navient Corp.	46,451	800,351
Northern Trust Corp.	11,896	977,256
S&P Global, Inc.	12,431	1,479,165
SLM Corp. *	138,590	1,395,601
State Street Corp.	28,998	2,285,042
Synchrony Financial	44,257	1,529,522
T. Rowe Price Group, Inc.	17,237	1,276,572
TD Ameritrade Holding Corp.	12,104	496,385
The Bank of New York Mellon Corp.	55,089	2,612,320
The Charles Schwab Corp. (a)	28,084	1,085,727
The Goldman Sachs Group, Inc.	53,911	11,822,143
Thomson Reuters Corp.	35,535	1,535,467
Voya Financial, Inc.	19,624	762,785
		76,921,069

Energy 15.3%
Anadarko Petroleum Corp.	55,772	3,856,634
Apache Corp.	74,242	4,896,260
Baker Hughes, Inc.	65,809	4,233,493
Cabot Oil & Gas Corp.	15,688	347,019
California Resources Corp. *(b)	46,643	811,588
Chesapeake Energy Corp. *	290,997	2,036,979
Chevron Corp.	430,879	48,068,861
Cimarex Energy Co.	4,369	602,398
Concho Resources, Inc. *	3,286	469,964
ConocoPhillips	378,348	18,357,445
CONSOL Energy, Inc.	64,375	1,324,838
Delek US Holdings, Inc.	27,188	546,751
Denbury Resources, Inc. *	205,664	777,410
Devon Energy Corp.	85,783	4,145,892
Diamond Offshore Drilling, Inc.	31,363	566,416
Energen Corp.	7,720	479,180
Ensco plc, Class A	105,512	1,019,246
EOG Resources, Inc.	30,085	3,084,314
EQT Corp.	6,596	462,248
Exxon Mobil Corp.	819,452	71,538,160
FMC Technologies, Inc. *	21,493	736,350
Halliburton Co.	112,529	5,974,165
Helmerich & Payne, Inc.	11,028	834,268
Hess Corp.	85,349	4,776,130
HollyFrontier Corp.	67,412	1,939,443
Kinder Morgan, Inc.	135,381	3,005,458

2

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marathon Oil Corp.	279,480	5,047,409
Marathon Petroleum Corp.	155,712	7,321,578
Murphy Oil Corp.	79,690	2,702,288
Nabors Industries Ltd.	100,247	1,613,977
National Oilwell Varco, Inc.	85,956	3,211,316
Newfield Exploration Co. *	12,473	564,029
Noble Corp. plc	101,098	628,830
Noble Energy, Inc.	30,615	1,168,268
Occidental Petroleum Corp.	101,893	7,271,085
Oceaneering International, Inc.	11,751	313,164
ONEOK, Inc.	25,657	1,409,339
Patterson-UTI Energy, Inc.	32,441	865,201
PBF Energy, Inc., Class A	16,271	390,341
Phillips 66	123,549	10,264,451
Pioneer Natural Resources Co.	4,481	856,050
QEP Resources, Inc.	36,823	723,940
Schlumberger Ltd.	122,469	10,293,519
Seadrill Ltd. *(b)	475,350	1,326,227
SM Energy Co.	13,913	554,572
Southwestern Energy Co. *	63,772	723,812
Spectra Energy Corp.	57,159	2,340,661
Superior Energy Services, Inc.	32,085	553,145
Tesoro Corp.	20,921	1,701,923
The Williams Cos., Inc.	64,640	1,984,448
Transocean Ltd. *	158,204	2,040,832
Valero Energy Corp.	139,217	8,570,199
Weatherford International plc *	208,722	1,066,569
Western Refining, Inc.	16,084	576,933
Whiting Petroleum Corp. *	54,179	662,067
World Fuel Services Corp.	36,959	1,643,197
		263,280,280

Food & Staples Retailing 3.6%
Casey's General Stores, Inc.	4,645	559,490
Costco Wholesale Corp.	47,646	7,152,141
CVS Health Corp.	154,881	11,908,800
Sysco Corp.	78,652	4,188,219
The Kroger Co.	132,237	4,271,255
United Natural Foods, Inc. *	13,172	618,425
Wal-Mart Stores, Inc.	353,737	24,913,697
Walgreens Boots Alliance, Inc.	84,391	7,150,450
Whole Foods Market, Inc.	50,354	1,530,258
		62,292,735

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	106,816	6,828,747
Archer-Daniels-Midland Co.	161,076	6,963,315
Brown-Forman Corp., Class B	14,435	654,627
Bunge Ltd.	57,491	3,925,485
Campbell Soup Co.	11,377	647,238
ConAgra Brands, Inc.	34,973	1,283,159
Constellation Brands, Inc., Class A	3,447	520,980
Dr. Pepper Snapple Group, Inc.	16,332	1,416,638
General Mills, Inc.	53,673	3,270,833
Hormel Foods Corp.	18,372	629,057
Ingredion, Inc.	6,042	709,210
Kellogg Co.	20,895	1,504,440
Lamb Weston Holdings, Inc. *	11,631	389,406
McCormick & Co., Inc. Non-Voting Shares	6,137	559,694
Mead Johnson Nutrition Co.	6,706	483,436
Molson Coors Brewing Co., Class B	7,823	766,889
Mondelez International, Inc., Class A	114,004	4,701,525
Monster Beverage Corp. *	10,530	471,217
PepsiCo, Inc.	112,744	11,285,674
Philip Morris International, Inc.	139,420	12,307,998
Reynolds American, Inc.	35,678	1,930,180
The Coca-Cola Co.	266,111	10,737,579
Security	Number of Shares	Value ($)
The Hershey Co.	7,497	724,510
The J.M. Smucker Co.	9,967	1,255,344
The Kraft Heinz Co.	17,476	1,426,915
Tyson Foods, Inc., Class A	35,420	2,012,210
		77,406,306

Health Care Equipment & Services 5.2%
Abbott Laboratories	101,590	3,867,531
Aetna, Inc.	37,523	4,909,509
AmerisourceBergen Corp.	21,502	1,676,941
Anthem, Inc.	64,675	9,218,128
Baxter International, Inc.	62,549	2,775,299
Becton Dickinson & Co.	14,655	2,478,161
Boston Scientific Corp. *	40,122	820,896
C.R. Bard, Inc.	5,129	1,079,911
Cardinal Health, Inc.	55,311	3,927,634
Centene Corp. *	13,000	749,190
Cerner Corp. *	6,655	331,286
Cigna Corp.	12,311	1,658,784
Community Health Systems, Inc. *	56,457	307,126
Danaher Corp.	24,694	1,930,330
DaVita, Inc. *	9,727	616,205
DENTSPLY SIRONA, Inc.	8,617	501,337
Edwards Lifesciences Corp. *	3,446	285,501
Express Scripts Holding Co. *	90,617	6,876,018
HCA Holdings, Inc. *	40,957	2,903,442
Henry Schein, Inc. *	5,439	810,193
Humana, Inc.	20,529	4,365,287
IDEXX Laboratories, Inc. *	3,768	443,305
Intuitive Surgical, Inc. *	1,208	777,638
Laboratory Corp. of America Holdings *	5,863	737,859
LifePoint Health, Inc. *	6,673	366,681
Magellan Health, Inc. *	5,164	375,939
McKesson Corp.	29,101	4,185,015
MEDNAX, Inc. *	4,405	288,395
Medtronic plc	63,638	4,646,210
Owens & Minor, Inc.	18,401	623,978
Patterson Cos., Inc.	10,720	415,293
Quest Diagnostics, Inc.	22,575	1,974,410
ResMed, Inc.	6,905	424,519
St. Jude Medical, Inc.	23,579	1,867,457
Stryker Corp.	15,622	1,775,597
Tenet Healthcare Corp. *	15,474	235,669
UnitedHealth Group, Inc.	95,526	15,123,676
Universal Health Services, Inc., Class B	5,438	668,983
Varian Medical Systems, Inc. *	7,513	674,893
WellCare Health Plans, Inc. *	5,741	786,632
Zimmer Biomet Holdings, Inc.	13,399	1,364,822
		89,845,680

Household & Personal Products 1.9%
Avon Products, Inc.	190,411	1,022,507
Church & Dwight Co., Inc.	11,881	520,269
Colgate-Palmolive Co.	59,016	3,849,614
Herbalife Ltd. *(b)	9,753	478,189
Kimberly-Clark Corp.	24,021	2,777,068
Nu Skin Enterprises, Inc., Class A	9,968	520,130
The Clorox Co.	6,971	805,569
The Estee Lauder Cos., Inc., Class A	9,652	749,960
The Procter & Gamble Co.	257,654	21,246,149
		31,969,455

Insurance 3.6%
Aflac, Inc.	39,423	2,814,014
Alleghany Corp. *	666	378,255
American Financial Group, Inc.	7,534	619,521

3

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American International Group, Inc.	163,669	10,365,158
Aon plc	15,139	1,727,360
Arch Capital Group Ltd. *	9,946	822,733
Arthur J. Gallagher & Co.	8,609	433,463
Assurant, Inc.	11,987	1,034,958
Assured Guaranty Ltd.	14,561	520,701
Axis Capital Holdings Ltd.	14,325	873,968
Chubb Ltd.	29,927	3,830,656
Cincinnati Financial Corp.	10,775	826,874
CNO Financial Group, Inc.	19,649	351,717
Everest Re Group Ltd.	4,864	1,024,115
First American Financial Corp.	11,183	422,047
FNF Group	23,580	753,145
Genworth Financial, Inc., Class A *	174,419	746,513
Lincoln National Corp.	21,793	1,396,931
Loews Corp.	42,721	1,907,493
Marsh & McLennan Cos., Inc.	32,430	2,247,723
MetLife, Inc.	69,240	3,808,892
Principal Financial Group, Inc.	19,539	1,127,205
Prudential Financial, Inc.	30,799	3,098,379
Reinsurance Group of America, Inc.	6,635	809,802
RenaissanceRe Holdings Ltd.	6,130	800,333
The Allstate Corp.	43,007	3,007,050
The Hartford Financial Services Group, Inc.	42,009	1,979,464
The Progressive Corp.	64,681	2,153,877
The Travelers Cos., Inc.	64,164	7,272,989
Torchmark Corp.	11,522	807,577
Unum Group	29,916	1,264,549
W.R. Berkley Corp.	10,899	673,449
White Mountains Insurance Group Ltd.	516	431,877
XL Group Ltd.	22,537	814,262
		61,147,050

Materials 4.1%
AdvanSix, Inc. *	1,661	31,061
Air Products & Chemicals, Inc.	12,116	1,750,277
Albemarle Corp.	8,323	730,593
Alcoa Corp.	20,450	592,436
Allegheny Technologies, Inc. (b)	31,015	544,003
AptarGroup, Inc.	6,644	486,208
Ashland Global Holdings, Inc.	5,911	666,170
Avery Dennison Corp.	9,142	658,773
Ball Corp.	18,780	1,409,627
Bemis Co., Inc.	12,891	645,452
Cabot Corp.	7,999	407,389
Celanese Corp., Series A	9,011	714,753
CF Industries Holdings, Inc.	43,418	1,256,517
Commercial Metals Co.	33,447	736,168
Domtar Corp.	21,880	859,228
E.I. du Pont de Nemours & Co.	64,938	4,780,086
Eastman Chemical Co.	13,997	1,051,455
Ecolab, Inc.	9,402	1,097,495
FMC Corp.	12,916	724,846
Freeport-McMoRan, Inc.	541,196	8,307,359
Graphic Packaging Holding Co.	27,043	339,931
Huntsman Corp.	45,163	879,775
International Flavors & Fragrances, Inc.	4,320	522,936
International Paper Co.	55,346	2,696,457
LyondellBasell Industries N.V., Class A	60,688	5,481,340
Monsanto Co.	37,891	3,891,785
Newmont Mining Corp.	69,319	2,248,708
Nucor Corp.	49,612	3,085,370
Owens-Illinois, Inc. *	32,289	593,149
Packaging Corp. of America	6,585	558,145
PPG Industries, Inc.	18,739	1,797,632
Praxair, Inc.	23,873	2,871,922
Reliance Steel & Aluminum Co.	14,094	1,143,023
RPM International, Inc.	10,720	567,195
Security	Number of Shares	Value ($)
Sealed Air Corp.	6,950	316,920
Sonoco Products Co.	12,864	696,328
Steel Dynamics, Inc.	33,541	1,190,035
The Chemours Co.	46,539	1,150,444
The Dow Chemical Co.	107,354	5,981,765
The Mosaic Co.	88,251	2,506,328
The Sherwin-Williams Co.	2,480	666,302
The Valspar Corp.	6,723	686,351
United States Steel Corp.	56,611	1,830,800
Vulcan Materials Co.	4,429	556,504
WestRock Co.	17,151	878,131
		70,587,172

Media 3.1%
CBS Corp., Class B Non-Voting Shares	53,076	3,222,775
Charter Communications, Inc., Class A *	12,863	3,541,312
Comcast Corp., Class A	155,360	10,799,074
Discovery Communications, Inc., Class A *	18,775	508,615
Discovery Communications, Inc., Class C *	37,647	995,387
DISH Network Corp., Class A *	11,879	682,449
News Corp., Class A	49,762	575,249
News Corp., Class B	16,738	200,019
Omnicom Group, Inc.	22,877	1,988,926
Scripps Networks Interactive, Inc., Class A	9,141	633,106
TEGNA, Inc.	27,003	605,677
The Interpublic Group of Cos., Inc.	32,485	781,914
The Walt Disney Co.	101,893	10,099,634
Time Warner, Inc.	125,769	11,548,110
Time, Inc.	33,587	544,109
Twenty-First Century Fox, Inc., Class A	103,792	2,917,593
Twenty-First Century Fox, Inc., Class B	37,775	1,059,966
Viacom, Inc., Class B	94,615	3,546,170
		54,250,085

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
AbbVie, Inc.	54,201	3,295,421
Agilent Technologies, Inc.	19,611	862,492
Allergan plc *	2,228	432,900
Amgen, Inc.	45,989	6,625,635
Biogen, Inc. *	5,731	1,685,315
Bristol-Myers Squibb Co.	77,551	4,376,978
Celgene Corp. *	21,379	2,533,625
Eli Lilly & Co.	66,446	4,459,856
Gilead Sciences, Inc.	47,511	3,501,561
Johnson & Johnson	168,514	18,755,608
Merck & Co., Inc.	235,335	14,400,149
Mettler-Toledo International, Inc. *	1,354	557,875
Mylan N.V. *	24,372	892,259
Perrigo Co., plc	4,561	393,797
Pfizer, Inc.	618,741	19,886,336
Thermo Fisher Scientific, Inc.	13,075	1,831,938
Waters Corp. *	3,960	532,897
Zoetis, Inc.	13,319	671,011
		85,695,653

Real Estate 1.1%
American Tower Corp.	8,775	897,419
AvalonBay Communities, Inc.	3,312	544,791
Boston Properties, Inc.	5,430	672,668
CBRE Group, Inc., Class A *	12,545	364,307
CoreCivic, Inc.	17,756	403,239
Crown Castle International Corp.	5,777	482,148
Digital Realty Trust, Inc.	6,646	613,625
Duke Realty Corp.	10,813	274,975
Equity Residential	12,964	777,970
General Growth Properties, Inc.	19,398	491,545

4

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HCP, Inc.	26,787	791,020
Hospitality Properties Trust	13,936	404,074
Host Hotels & Resorts, Inc.	58,583	1,045,121
Iron Mountain, Inc.	31,329	1,033,857
Jones Lang LaSalle, Inc.	3,997	404,816
Kimco Realty Corp.	18,244	465,952
Prologis, Inc.	14,016	713,414
Public Storage	3,763	787,596
Quality Care Properties, Inc. *	5,357	80,355
Simon Property Group, Inc.	9,660	1,735,419
SL Green Realty Corp.	2,874	302,805
The Macerich Co.	5,367	364,366
Ventas, Inc.	17,274	1,043,695
Vornado Realty Trust	9,648	943,092
Welltower, Inc.	13,393	840,813
Weyerhaeuser Co.	68,803	2,121,196
		18,600,278

Retailing 4.7%
Abercrombie & Fitch Co., Class A	27,441	394,327
Advance Auto Parts, Inc.	3,362	570,599
Amazon.com, Inc. *	3,438	2,580,460
American Eagle Outfitters, Inc.	42,296	700,422
AutoNation, Inc. *	12,891	575,712
AutoZone, Inc. *	690	540,394
Bed Bath & Beyond, Inc.	48,690	2,181,799
Best Buy Co., Inc.	79,461	3,631,368
Big Lots, Inc.	15,020	760,162
CarMax, Inc. *	15,497	895,572
Chico's FAS, Inc.	33,615	514,646
Core-Mark Holding Co., Inc.	13,358	487,701
CST Brands, Inc.	19,415	932,502
Dick's Sporting Goods, Inc.	13,352	788,703
Dillard's, Inc., Class A	7,699	550,555
Dollar General Corp.	25,716	1,988,361
Dollar Tree, Inc. *	16,570	1,460,811
Expedia, Inc.	4,328	536,888
Foot Locker, Inc.	15,126	1,084,080
GameStop Corp., Class A	42,608	1,051,992
Genuine Parts Co.	15,584	1,499,648
GNC Holdings, Inc., Class A	17,704	255,823
Guess?, Inc.	15,274	233,998
J.C. Penney Co., Inc. *	83,663	792,289
Kohl's Corp.	75,461	4,062,066
L Brands, Inc.	18,436	1,294,576
Liberty Interactive Corp. QVC Group, Class A *	52,070	1,078,370
LKQ Corp. *	12,200	400,526
Lowe's Cos., Inc.	106,258	7,496,502
Macy's, Inc.	66,667	2,813,347
Murphy USA, Inc. *	16,964	1,156,775
Nordstrom, Inc. (b)	21,493	1,201,889
O'Reilly Automotive, Inc. *	4,723	1,296,463
Office Depot, Inc.	108,159	526,734
Ross Stores, Inc.	22,808	1,541,593
Signet Jewelers Ltd.	5,409	493,788
Staples, Inc.	303,708	2,936,856
Target Corp.	110,030	8,498,717
The Gap, Inc.	75,089	1,874,972
The Home Depot, Inc.	93,628	12,115,463
The Priceline Group, Inc. *	879	1,321,735
The TJX Cos., Inc.	50,872	3,985,312
Tiffany & Co.	9,180	757,166
Tractor Supply Co.	7,601	570,607
Urban Outfitters, Inc. *	15,533	490,843
Williams-Sonoma, Inc.	12,589	689,625
		81,612,737

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	16,335	1,212,710
Applied Materials, Inc.	84,212	2,711,626
Broadcom Ltd.	5,860	999,071
Intel Corp.	589,667	20,461,445
KLA-Tencor Corp.	10,882	868,819
Lam Research Corp.	8,843	937,535
Linear Technology Corp.	12,873	804,949
Marvell Technology Group Ltd.	91,999	1,319,266
Maxim Integrated Products, Inc.	24,682	969,262
Microchip Technology, Inc.	12,864	851,339
Micron Technology, Inc. *	109,327	2,135,156
NVIDIA Corp.	17,552	1,618,294
QUALCOMM, Inc.	111,181	7,574,762
Skyworks Solutions, Inc.	4,414	339,216
Texas Instruments, Inc.	73,868	5,461,061
Versum Materials, Inc. *	5,984	146,369
Xilinx, Inc.	14,270	770,295
		49,181,175

Software & Services 7.0%
Accenture plc, Class A	39,645	4,734,802
Activision Blizzard, Inc.	41,830	1,531,396
Adobe Systems, Inc. *	10,728	1,102,946
Akamai Technologies, Inc. *	7,920	528,264
Alliance Data Systems Corp.	2,238	512,010
Alphabet, Inc., Class A *	5,736	4,450,448
Alphabet, Inc., Class C *	5,766	4,370,859
Amdocs Ltd.	16,111	950,066
Autodesk, Inc. *	7,577	550,166
Automatic Data Processing, Inc.	21,911	2,103,894
Booz Allen Hamilton Holding Corp.	16,109	609,081
Broadridge Financial Solutions, Inc.	7,807	505,425
CA, Inc.	37,824	1,208,855
CACI International, Inc., Class A *	4,736	612,838
Citrix Systems, Inc. *	7,597	658,888
Cognizant Technology Solutions Corp., Class A *	20,338	1,120,217
Computer Sciences Corp.	23,024	1,395,945
CSRA, Inc.	10,132	324,325
Dell Technologies, Inc., Class V *	3,910	209,420
eBay, Inc. *	72,320	2,011,219
Electronic Arts, Inc. *	5,729	453,966
Facebook, Inc., Class A *	8,815	1,043,872
Fidelity National Information Services, Inc.	22,043	1,701,499
Fiserv, Inc. *	12,905	1,350,121
Global Payments, Inc.	7,277	498,838
IAC/InterActiveCorp	10,014	674,543
International Business Machines Corp.	157,373	25,529,048
Intuit, Inc.	13,049	1,483,410
Leidos Holdings, Inc.	13,431	687,667
Mastercard, Inc., Class A	28,047	2,866,403
Microsoft Corp.	499,644	30,108,548
Oracle Corp.	262,171	10,536,653
Paychex, Inc.	16,193	954,577
PayPal Holdings, Inc. *	9,502	373,239
Symantec Corp.	87,656	2,137,930
Teradata Corp. *	18,658	500,967
The Western Union Co.	72,964	1,534,433
Total System Services, Inc.	7,898	388,740
Visa, Inc., Class A	53,064	4,102,909
Xerox Corp.	226,725	2,119,879
Yahoo! Inc. *	31,348	1,285,895
		119,824,201

5

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.1%
Amphenol Corp., Class A	15,014	1,024,856
Anixter International, Inc. *	7,008	547,675
Apple, Inc.	310,096	34,271,810
Arrow Electronics, Inc. *	23,725	1,619,706
Avnet, Inc.	39,285	1,802,789
Brocade Communications Systems, Inc.	40,758	502,954
CDW Corp.	5,972	306,005
Cisco Systems, Inc.	427,787	12,756,608
Corning, Inc.	131,800	3,167,154
F5 Networks, Inc. *	3,580	503,885
FLIR Systems, Inc.	14,548	522,419
Harris Corp.	13,279	1,375,173
Hewlett Packard Enterprise Co.	120,885	2,877,063
HP, Inc.	749,801	11,546,935
Ingram Micro, Inc., Class A	57,114	2,138,348
Jabil Circuit, Inc.	41,936	886,946
Juniper Networks, Inc.	46,309	1,275,350
Keysight Technologies, Inc. *	17,681	651,191
Motorola Solutions, Inc.	27,128	2,177,022
NCR Corp. *	12,864	498,480
NetApp, Inc.	33,412	1,221,543
Sanmina Corp. *	16,276	534,667
SYNNEX Corp.	4,927	576,015
Tech Data Corp. *	17,626	1,495,919
Vishay Intertechnology, Inc.	31,059	470,544
Western Digital Corp.	39,819	2,534,877
		87,285,934

Telecommunication Services 3.5%
AT&T, Inc.	879,744	33,984,511
CenturyLink, Inc.	148,615	3,495,425
Frontier Communications Corp.	253,855	926,571
Level 3 Communications, Inc. *	7,010	386,040
T-Mobile US, Inc. *	8,961	485,776
Telephone & Data Systems, Inc.	28,147	757,999
Verizon Communications, Inc.	395,646	19,742,735
		59,779,057

Transportation 2.1%
Alaska Air Group, Inc.	5,795	476,755
American Airlines Group, Inc.	21,668	1,006,262
Avis Budget Group, Inc. *	24,102	922,866
C.H. Robinson Worldwide, Inc.	18,269	1,367,435
CSX Corp.	123,127	4,409,178
Delta Air Lines, Inc.	11,053	532,533
Expeditors International of Washington, Inc.	22,527	1,188,074
FedEx Corp.	36,826	7,058,439
Hertz Global Holdings, Inc. *	2,982	75,087
J.B. Hunt Transport Services, Inc.	5,360	511,183
JetBlue Airways Corp. *	18,573	373,132
Kansas City Southern	4,661	413,477
Norfolk Southern Corp.	29,302	3,119,491
Ryder System, Inc.	12,907	1,010,618
Southwest Airlines Co.	7,787	362,952
Union Pacific Corp.	76,955	7,797,850
United Parcel Service, Inc., Class B	41,265	4,783,439
		35,408,771

Utilities 3.7%
AES Corp.	179,902	2,059,878
Alliant Energy Corp.	17,572	631,186
Ameren Corp.	26,089	1,281,492
American Electric Power Co., Inc.	50,785	2,998,854
American Water Works Co., Inc.	8,806	638,171
Security	Number of Shares	Value ($)
Atmos Energy Corp.	8,162	580,481
Calpine Corp. *	74,024	825,368
CenterPoint Energy, Inc.	66,433	1,585,091
CMS Energy Corp.	26,827	1,078,982
Consolidated Edison, Inc.	33,434	2,332,690
Dominion Resources, Inc.	47,022	3,446,242
DTE Energy Co.	18,882	1,757,725
Duke Energy Corp.	61,578	4,542,609
Edison International	30,278	2,082,218
Entergy Corp.	31,296	2,150,974
Eversource Energy	21,639	1,117,005
Exelon Corp.	146,912	4,776,109
FirstEnergy Corp.	77,397	2,421,752
Great Plains Energy, Inc.	19,700	519,883
MDU Resources Group, Inc.	30,350	844,337
National Fuel Gas Co.	8,178	461,076
NextEra Energy, Inc.	29,802	3,404,283
NiSource, Inc.	29,603	649,490
NRG Energy, Inc.	113,586	1,288,065
OGE Energy Corp.	23,010	728,267
PG&E Corp.	48,466	2,849,801
Pinnacle West Capital Corp.	11,266	832,895
PPL Corp.	68,654	2,297,163
Public Service Enterprise Group, Inc.	60,941	2,517,473
SCANA Corp.	11,057	779,850
Sempra Energy	19,354	1,931,529
The Southern Co.	87,590	4,100,964
UGI Corp.	14,624	655,155
Vectren Corp.	9,688	475,487
WEC Energy Group, Inc.	16,468	922,373
Westar Energy, Inc.	11,824	673,495
Xcel Energy, Inc.	48,158	1,878,644
		64,117,057
Total Common Stock
(Cost $1,599,679,336)		1,708,734,056

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)	2,916,123	2,916,123

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (c)	3,264,250	3,264,250
Total Other Investment Companies
(Cost $6,180,373)		6,180,373

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $1,606,176,977 and the unrealized appreciation and depreciation were $142,687,018 and ($33,949,566), respectively, with a net unrealized appreciation of $108,737,452.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,505,825.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund

6

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	73	8,025,620	104,779

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,708,734,056	$—	$—	$1,708,734,056
Other Investment Companies[1]	6,180,373	—	—	6,180,373
Total	$1,714,914,429	$—	$—	$1,714,914,429
Other Financial Instruments
Futures Contracts[2]	$104,779	$—	$—	$104,779
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
7

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,069,895,035	1,209,719,025
0.0%	Rights	14,969	17,820
1.8%	Other Investment Companies	22,179,237	22,179,237
101.6%	Total Investments	1,092,089,241	1,231,916,082
(1.6%)	Other Assets and Liabilities, Net		(19,782,374)
100.0%	Net Assets		1,212,133,708

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	50,836	796,092
Cooper Tire & Rubber Co.	66,506	2,547,180
Cooper-Standard Holding, Inc. *	12,842	1,224,099
Dorman Products, Inc. *	11,953	863,485
Drew Industries, Inc.	13,315	1,399,406
Gentex Corp.	127,890	2,364,686
Standard Motor Products, Inc.	17,780	887,933
Superior Industries International, Inc.	17,524	440,729
Tenneco, Inc. *	43,489	2,563,677
Tower International, Inc.	20,744	543,493
		13,630,780

Banks 6.0%
Associated Banc-Corp.	65,982	1,507,689
Astoria Financial Corp.	45,713	747,408
BancorpSouth, Inc.	32,215	919,738
Bank of Hawaii Corp.	24,211	2,018,471
Bank of the Ozarks, Inc.	11,798	572,439
BankUnited, Inc.	41,625	1,474,774
BOK Financial Corp.	14,369	1,154,118
Capitol Federal Financial, Inc.	85,660	1,362,851
Cathay General Bancorp	19,116	670,972
Columbia Banking System, Inc.	8,512	338,948
Commerce Bancshares, Inc.	39,951	2,189,739
Community Bank System, Inc.	14,791	838,650
Cullen/Frost Bankers, Inc.	24,486	2,015,443
CVB Financial Corp.	38,873	807,392
East West Bancorp, Inc.	54,576	2,613,099
EverBank Financial Corp.	54,444	1,050,769
F.N.B. Corp.	80,777	1,234,273
First Citizens BancShares, Inc., Class A	3,771	1,343,871
First Financial Bancorp	42,773	1,146,316
First Financial Bankshares, Inc.	16,303	701,844
First Horizon National Corp.	150,483	2,871,216
First Republic Bank	27,874	2,282,881
Fulton Financial Corp.	92,097	1,634,722
Glacier Bancorp, Inc.	27,125	930,388
Great Western Bancorp, Inc.	19,989	799,560
Hancock Holding Co.	42,527	1,766,997
Security	Number of Shares	Value ($)
IBERIABANK Corp.	11,103	919,884
International Bancshares Corp.	30,289	1,178,999
Investors Bancorp, Inc.	26,583	359,934
MB Financial, Inc.	20,127	870,895
National Bank Holdings Corp., Class A	12,702	345,494
NBT Bancorp, Inc.	19,419	750,350
Northwest Bancshares, Inc.	77,756	1,412,827
Ocwen Financial Corp. *	291,902	1,500,376
Old National Bancorp	48,243	822,543
PacWest Bancorp	15,032	770,390
Park National Corp.	4,122	460,015
Popular, Inc.	85,457	3,473,827
PrivateBancorp, Inc.	14,995	701,466
Prosperity Bancshares, Inc.	19,949	1,319,227
Provident Financial Services, Inc.	12,729	342,919
Signature Bank *	6,408	960,623
SVB Financial Group *	12,465	1,969,844
Synovus Financial Corp.	42,459	1,643,588
TCF Financial Corp.	100,750	1,748,012
Texas Capital Bancshares, Inc. *	4,835	351,746
Trustmark Corp.	42,365	1,428,124
UMB Financial Corp.	14,899	1,132,622
Umpqua Holdings Corp.	54,581	969,904
United Bankshares, Inc.	22,060	1,018,069
Valley National Bancorp	158,472	1,797,072
Walter Investment Management Corp. *(a)	141,065	804,071
Washington Federal, Inc.	57,821	1,876,291
Webster Financial Corp.	29,578	1,467,365
Westamerica Bancorp (a)	16,159	1,002,343
Wintrust Financial Corp.	15,799	1,040,206
Zions Bancorp	78,446	3,121,366
		72,554,960

Capital Goods 13.6%
A.O. Smith Corp.	41,725	2,029,087
AAR Corp.	60,314	2,224,983
Actuant Corp., Class A	62,169	1,613,286
Acuity Brands, Inc.	7,407	1,862,194
Aegion Corp. *	41,326	999,676
Air Lease Corp.	31,065	1,113,991
Aircastle Ltd.	44,287	951,285
Albany International Corp., Class A	17,751	828,972
Allegion plc	20,017	1,339,337
Allison Transmission Holdings, Inc.	87,838	2,913,586
Altra Industrial Motion Corp.	9,170	320,950
Apogee Enterprises, Inc.	14,699	701,142
Applied Industrial Technologies, Inc.	50,794	3,040,021
Astec Industries, Inc.	15,680	1,039,584
AZZ, Inc.	10,596	689,800
B/E Aerospace, Inc.	36,582	2,196,383
Babcock & Wilcox Enterprises, Inc. *	24,992	398,372
Barnes Group, Inc.	33,099	1,529,174
Beacon Roofing Supply, Inc. *	35,296	1,637,381
Briggs & Stratton Corp.	67,480	1,398,186
BWX Technologies, Inc.	65,079	2,548,494
Chart Industries, Inc. *	35,364	1,257,190

1

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CIRCOR International, Inc.	14,027	888,891
CLARCOR, Inc.	28,140	1,982,463
Colfax Corp. *	46,772	1,759,095
Comfort Systems USA, Inc.	26,284	846,345
Crane Co.	34,204	2,513,652
Cubic Corp.	25,108	1,162,500
Curtiss-Wright Corp.	23,379	2,350,057
DigitalGlobe, Inc. *	35,498	1,141,261
Donaldson Co., Inc.	80,001	3,244,841
DXP Enterprises, Inc. *	14,455	486,989
Dycom Industries, Inc. *	12,527	917,352
Encore Wire Corp.	30,180	1,282,650
EnerSys	36,730	2,922,973
EnPro Industries, Inc.	14,780	898,624
ESCO Technologies, Inc.	16,355	914,244
Esterline Technologies Corp. *	25,068	2,204,731
Federal Signal Corp.	22,075	348,785
Franklin Electric Co., Inc.	27,118	1,058,958
GATX Corp. (a)	50,981	2,785,602
Generac Holdings, Inc. *	58,004	2,377,004
General Cable Corp.	179,870	3,372,562
Graco, Inc.	19,828	1,610,628
Granite Construction, Inc.	32,398	1,911,158
Griffon Corp.	40,278	962,644
H&E Equipment Services, Inc.	46,791	861,422
Harsco Corp.	272,569	3,815,966
HD Supply Holdings, Inc. *	39,835	1,563,125
HEICO Corp.	8,563	672,195
HEICO Corp., Class A	2,955	198,576
Hexcel Corp.	40,427	2,090,884
Hillenbrand, Inc.	38,192	1,336,720
Hyster-Yale Materials Handling, Inc.	13,630	879,953
Kaman Corp.	25,027	1,219,315
Kennametal, Inc.	115,948	3,999,047
KLX, Inc. *	51,165	1,994,923
Lennox International, Inc.	16,911	2,514,158
Lindsay Corp. (a)	9,155	771,583
Masco Corp.	78,168	2,474,017
Masonite International Corp. *	15,946	1,033,301
MasTec, Inc. *	74,356	2,821,810
Meritor, Inc. *	26,124	329,685
Moog, Inc., Class A *	36,467	2,546,491
MRC Global, Inc. *	177,946	3,582,053
MSC Industrial Direct Co., Inc., Class A	35,780	3,196,585
Mueller Industries, Inc.	76,399	2,902,398
Mueller Water Products, Inc., Class A	36,395	481,506
MYR Group, Inc. *	27,078	1,014,342
National Presto Industries, Inc.	3,355	319,228
Nordson Corp.	24,149	2,577,423
Orbital ATK, Inc.	20,331	1,734,844
Primoris Services Corp.	33,472	767,513
Quanex Building Products Corp.	35,986	699,928
Raven Industries, Inc.	34,200	856,710
RBC Bearings, Inc. *	8,263	700,372
Regal Beloit Corp.	46,094	3,360,253
Rexnord Corp. *	56,306	1,238,732
Rush Enterprises, Inc., Class A *	50,066	1,514,496
Simpson Manufacturing Co., Inc.	22,927	1,080,779
Spirit AeroSystems Holdings, Inc., Class A *	54,270	3,161,227
SPX Corp. *	191,820	4,686,163
SPX FLOW, Inc. *	31,154	976,366
Standex International Corp.	6,878	605,952
Teledyne Technologies, Inc. *	19,409	2,423,602
Tennant Co.	13,036	979,004
Textainer Group Holdings Ltd.	25,787	250,134
The Greenbrier Cos., Inc. (a)	25,747	998,984
The Middleby Corp. *	9,923	1,359,253
The Toro Co.	50,184	2,656,239
Security	Number of Shares	Value ($)
Titan International, Inc.	125,339	1,448,919
Titan Machinery, Inc. *	50,692	709,181
TriMas Corp. *	42,056	902,101
Tutor Perini Corp. *	80,568	2,102,825
Universal Forest Products, Inc.	20,138	2,000,509
USG Corp. *	9,079	260,023
Wabash National Corp. *	26,719	368,455
Wabtec Corp.	30,192	2,556,357
Watsco, Inc.	15,924	2,372,676
Watts Water Technologies, Inc., Class A	20,902	1,427,607
Woodward, Inc.	33,087	2,240,983
		164,213,976

Commercial & Professional Services 4.9%
ABM Industries, Inc.	75,652	3,328,688
ACCO Brands Corp. *	104,504	1,301,075
Brady Corp., Class A	43,535	1,599,911
CBIZ, Inc. *	30,866	382,738
CEB, Inc.	11,233	662,185
Clean Harbors, Inc. *	36,584	1,933,464
Copart, Inc. *	57,299	3,135,401
Covanta Holding Corp.	116,228	1,696,929
Deluxe Corp.	31,770	2,150,829
Ennis, Inc.	16,104	260,080
Essendant, Inc.	95,644	1,852,624
FTI Consulting, Inc. *	49,474	2,112,540
G&K Services, Inc., Class A	12,639	1,212,333
Healthcare Services Group, Inc.	29,330	1,142,404
Herman Miller, Inc.	35,495	1,153,587
HNI Corp.	33,339	1,759,299
Huron Consulting Group, Inc. *	11,141	587,688
ICF International, Inc. *	18,592	1,029,067
Insperity, Inc.	13,289	962,124
Interface, Inc.	39,692	690,641
KAR Auction Services, Inc.	53,123	2,239,666
Kelly Services, Inc., Class A	112,712	2,270,020
Kforce, Inc.	39,242	867,248
Knoll, Inc.	29,231	774,914
Korn/Ferry International	27,614	700,843
Matthews International Corp., Class A	16,248	1,182,042
McGrath RentCorp	25,091	926,360
Mobile Mini, Inc.	16,872	517,970
MSA Safety, Inc.	19,024	1,182,532
Navigant Consulting, Inc. *	45,415	1,121,751
On Assignment, Inc. *	19,114	789,217
Quad/Graphics, Inc.	118,696	3,338,918
Resources Connection, Inc.	51,972	836,749
Rollins, Inc.	27,325	877,952
Steelcase, Inc., Class A	88,229	1,371,961
Stericycle, Inc. *	25,433	1,855,846
Team, Inc. *	21,829	748,735
Tetra Tech, Inc.	50,194	2,150,813
The Brink's Co.	55,879	2,257,512
TrueBlue, Inc. *	42,386	887,987
UniFirst Corp.	9,947	1,406,008
Viad Corp.	23,823	1,045,830
West Corp.	44,277	1,056,449
		59,360,930

Consumer Durables & Apparel 2.5%
Arctic Cat, Inc. *	39,525	602,361
Brunswick Corp.	36,893	1,849,077
CalAtlantic Group, Inc.	8,779	293,131
Carter's, Inc.	25,589	2,336,020
Columbia Sportswear Co.	16,071	913,958
Crocs, Inc. *	104,804	733,628
Deckers Outdoor Corp. *	37,745	2,245,072

2

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ethan Allen Interiors, Inc.	7,934	273,723
G-III Apparel Group Ltd. *	27,835	755,998
Helen of Troy Ltd. *	14,078	1,198,038
Iconix Brand Group, Inc. *	153,404	1,376,034
KB Home	21,307	337,503
La-Z-Boy, Inc.	44,675	1,195,056
Lennar Corp., Class A	49,501	2,105,772
lululemon athletica, Inc. *	24,837	1,415,461
M.D.C Holdings, Inc.	36,141	971,470
Meritage Homes Corp. *	20,637	743,964
Oxford Industries, Inc.	8,999	653,867
Skechers U.S.A., Inc., Class A *	41,068	935,529
Smith & Wesson Holding Corp. *(a)	27,117	632,640
Steven Madden Ltd. *	38,907	1,441,504
Sturm Ruger & Co., Inc.	13,679	703,101
Tempur Sealy International, Inc. *	25,611	1,621,176
Toll Brothers, Inc. *	36,036	1,068,828
Under Armour, Inc., Class A *(a)	20,039	617,201
Under Armour, Inc., Class C *	17,581	453,238
Unifi, Inc. *	9,947	309,551
Vista Outdoor, Inc. *	14,291	573,784
Wolverine World Wide, Inc.	61,607	1,388,006
		29,744,691

Consumer Services 4.5%
BJ's Restaurants, Inc. *	8,111	300,918
Bloomin' Brands, Inc.	75,294	1,400,468
Bob Evans Farms, Inc.	41,320	1,844,938
Boyd Gaming Corp. *	31,008	584,191
Bright Horizons Family Solutions, Inc. *	5,743	395,233
Buffalo Wild Wings, Inc. *	6,737	1,135,858
Caesars Entertainment Corp. *(a)	96,711	725,333
Capella Education Co.	16,664	1,453,934
Career Education Corp. *	230,819	2,305,882
Choice Hotels International, Inc.	22,104	1,137,251
Churchill Downs, Inc.	4,642	710,690
Cracker Barrel Old Country Store, Inc. (a)	10,140	1,650,184
DineEquity, Inc.	11,186	934,926
Domino's Pizza, Inc.	11,870	1,994,635
Dunkin' Brands Group, Inc.	35,975	1,953,083
Extended Stay America, Inc.	17,640	274,478
Graham Holdings Co., Class B	5,944	2,911,074
Grand Canyon Education, Inc. *	14,810	845,651
Houghton Mifflin Harcourt Co. *	47,509	524,974
Hyatt Hotels Corp., Class A *	15,022	771,229
ILG, Inc.	18,508	334,440
International Speedway Corp., Class A	18,742	689,706
Jack in the Box, Inc.	23,003	2,392,772
K12, Inc. *	53,789	789,623
La Quinta Holdings, Inc. *	48,941	594,144
Marriott Vacations Worldwide Corp.	15,123	1,174,150
Norwegian Cruise Line Holdings Ltd. *	32,557	1,296,094
Panera Bread Co., Class A *	13,393	2,840,789
Papa John's International, Inc.	8,841	781,191
Penn National Gaming, Inc. *	98,201	1,304,109
Red Robin Gourmet Burgers, Inc. *	14,403	741,034
Regis Corp. *	96,998	1,309,473
Ruby Tuesday, Inc. *	205,322	620,072
SeaWorld Entertainment, Inc.	99,114	1,675,027
ServiceMaster Global Holdings, Inc. *	10,224	390,761
Six Flags Entertainment Corp.	26,672	1,537,374
Sotheby's *	37,287	1,456,430
Strayer Education, Inc. *	25,954	1,900,611
Texas Roadhouse, Inc.	33,812	1,585,445
The Cheesecake Factory, Inc.	40,480	2,395,202
The Wendy's Co.	222,119	2,792,036
Security	Number of Shares	Value ($)
Vail Resorts, Inc.	8,466	1,341,014
Weight Watchers International, Inc. *(a)	113,008	1,188,844
		54,985,271

Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	13,605	2,014,900
Altisource Residential Corp.	38,370	451,999
Anworth Mortgage Asset Corp.	147,886	769,007
BGC Partners, Inc., Class A	80,641	787,862
Capstead Mortgage Corp.	90,165	932,306
CBOE Holdings, Inc.	26,311	1,812,828
Chimera Investment Corp.	127,134	2,156,193
Colony Capital, Inc., Class A	13,605	279,038
Credit Acceptance Corp. *(a)	3,951	757,960
CYS Investments, Inc.	50,632	407,081
E*TRADE Financial Corp. *	80,539	2,779,401
Eaton Vance Corp.	66,114	2,673,650
Evercore Partners, Inc., Class A	14,429	972,515
EZCORP, Inc., Class A *	182,033	2,120,684
FactSet Research Systems, Inc.	10,226	1,637,898
Federated Investors, Inc., Class B	70,632	1,941,674
FirstCash, Inc.	36,756	1,687,100
Greenhill & Co., Inc.	43,664	1,209,493
Invesco Mortgage Capital, Inc.	92,381	1,376,477
Janus Capital Group, Inc.	77,297	1,043,509
KCG Holdings, Inc., Class A *	19,962	282,263
Lazard Ltd., Class A	44,949	1,746,269
LPL Financial Holdings, Inc.	83,126	3,423,960
MarketAxess Holdings, Inc.	4,080	676,342
MFA Financial, Inc.	254,058	1,986,733
Morningstar, Inc.	8,071	588,457
MSCI, Inc.	21,440	1,689,472
Nelnet, Inc., Class A	22,008	1,110,304
New Residential Investment Corp.	113,587	1,754,919
OneMain Holdings, Inc. *	27,180	553,657
PennyMac Mortgage Investment Trust	69,182	1,126,283
PRA Group, Inc. *	26,000	934,700
Raymond James Financial, Inc.	43,373	3,120,254
Redwood Trust, Inc.	71,595	1,089,676
Santander Consumer USA Holdings, Inc. *	172,689	2,379,654
SEI Investments Co.	49,799	2,349,517
Starwood Property Trust, Inc.	68,436	1,537,757
Stifel Financial Corp. *	22,794	1,136,281
Two Harbors Investment Corp.	141,737	1,228,860
Waddell & Reed Financial, Inc., Class A	103,727	2,025,788
Western Asset Mortgage Capital Corp.	55,290	591,050
World Acceptance Corp. *	30,374	1,709,145
		60,852,916

Energy 5.0%
Alon USA Energy, Inc.	107,883	1,007,627
Antero Resources Corp. *	17,549	429,775
Archrock, Inc.	201,736	2,713,349
Atwood Oceanics, Inc.	164,604	1,557,154
Bill Barrett Corp. *	193,301	1,511,614
Bristow Group, Inc.	109,592	1,710,731
CARBO Ceramics, Inc. *	67,564	556,052
Carrizo Oil & Gas, Inc. *	8,979	380,171
Continental Resources, Inc. *	23,752	1,377,854
CVR Energy, Inc. (a)	48,190	806,219
Dril-Quip, Inc. *	21,336	1,206,551
EP Energy Corp., Class A *(a)	61,393	325,997
Forum Energy Technologies, Inc. *	60,854	1,323,574
Golar LNG Ltd.	48,569	1,185,084
Green Plains, Inc.	75,756	2,052,988
Gulfport Energy Corp. *	10,624	272,931
Helix Energy Solutions Group, Inc. *	188,804	1,973,002

3

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hornbeck Offshore Services, Inc. *(a)	82,685	422,520
Laredo Petroleum, Inc. *	26,142	418,011
Matrix Service Co. *	30,059	626,730
McDermott International, Inc. *	454,175	3,124,724
Newpark Resources, Inc. *	181,991	1,337,634
Nordic American Tankers Ltd. (a)	46,431	398,378
Oasis Petroleum, Inc. *	106,057	1,587,673
Oil States International, Inc. *	71,011	2,545,744
PDC Energy, Inc. *	10,354	770,855
Pioneer Energy Services Corp. *	272,745	1,363,725
Range Resources Corp.	71,932	2,530,568
Renewable Energy Group, Inc. *	94,241	918,850
REX American Resources Corp. *	3,490	340,903
Rowan Cos. plc, Class A *	130,553	2,326,454
RPC, Inc.	57,330	1,151,186
SEACOR Holdings, Inc. *	40,153	2,489,084
SemGroup Corp., Class A	32,975	1,188,749
Ship Finance International Ltd. (a)	48,913	704,347
Targa Resources Corp.	54,522	2,905,477
Teekay Corp.	130,094	1,026,442
Tesco Corp. *	83,766	649,186
TETRA Technologies, Inc. *	114,878	623,788
Tidewater, Inc. (a)	392,069	897,838
Unit Corp. *	138,925	3,375,877
US Silica Holdings, Inc.	22,169	1,121,973
W&T Offshore, Inc. *(a)	344,076	581,488
WPX Energy, Inc. *	315,870	4,908,620
		60,727,497

Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	28,339	1,300,760
Performance Food Group Co. *	20,071	423,498
PriceSmart, Inc.	12,009	1,096,422
Rite Aid Corp. *	286,416	2,279,871
SpartanNash Co.	61,821	2,238,538
Sprouts Farmers Market, Inc. *	37,058	741,531
SUPERVALU, Inc. *	291,908	1,354,453
The Andersons, Inc.	53,086	2,088,934
		11,524,007

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	21,972	940,402
Cal-Maine Foods, Inc. (a)	20,083	817,378
Darling Ingredients, Inc. *	126,320	1,706,583
Dean Foods Co.	86,672	1,721,306
Flowers Foods, Inc.	130,198	2,020,673
Fresh Del Monte Produce, Inc.	44,632	2,767,630
J&J Snack Foods Corp.	7,813	948,733
Lancaster Colony Corp.	11,059	1,498,605
Pilgrim's Pride Corp.	52,109	917,639
Pinnacle Foods, Inc.	40,021	1,983,441
Sanderson Farms, Inc.	23,959	1,932,293
Snyder's-Lance, Inc.	37,289	1,389,388
The Boston Beer Co., Inc., Class A *	3,395	587,675
The Hain Celestial Group, Inc. *	28,203	1,105,276
The WhiteWave Foods Co. *	33,079	1,822,322
TreeHouse Foods, Inc. *	19,138	1,326,646
Universal Corp.	42,846	2,358,672
Vector Group Ltd.	41,757	891,512
		26,736,174

Health Care Equipment & Services 3.2%
Air Methods Corp. *	22,232	726,986
Alere, Inc. *	27,080	1,075,618
Align Technology, Inc. *	9,304	865,737
Allscripts Healthcare Solutions, Inc. *	141,540	1,554,109
Security	Number of Shares	Value ($)
Amedisys, Inc. *	15,558	614,385
Amsurg Corp. *	15,016	1,022,890
Analogic Corp.	8,183	754,063
Brookdale Senior Living, Inc. *	89,085	1,036,058
Chemed Corp.	13,336	1,986,664
CONMED Corp.	18,788	818,781
Envision Healthcare Holdings, Inc. *	87,287	1,983,161
Haemonetics Corp. *	26,442	1,047,896
Halyard Health, Inc. *	63,858	2,372,325
HealthSouth Corp.	45,515	1,896,610
Hill-Rom Holdings, Inc.	36,006	1,920,560
HMS Holdings Corp. *	13,596	249,079
Hologic, Inc. *	20,768	794,999
Integer Holdings Corp. *	17,843	504,065
Invacare Corp.	80,777	928,935
Kindred Healthcare, Inc.	175,448	1,166,729
LHC Group, Inc. *	6,389	268,721
Masimo Corp. *	18,837	1,165,445
Molina Healthcare, Inc. *	27,402	1,448,470
PharMerica Corp. *	42,837	1,030,230
Quality Systems, Inc.	52,014	682,424
Select Medical Holdings Corp. *	153,581	1,866,009
Team Health Holdings, Inc. *	17,581	748,072
Teleflex, Inc.	12,061	1,784,184
The Cooper Cos., Inc.	12,773	2,101,031
Triple-S Management Corp., Class B *	46,383	1,033,413
VCA, Inc. *	28,651	1,793,553
West Pharmaceutical Services, Inc.	19,312	1,567,169
		38,808,371

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	25,156	688,520
Edgewell Personal Care Co. *	41,271	3,266,187
Energizer Holdings, Inc.	22,916	1,028,241
HRG Group, Inc. *	32,013	498,122
Spectrum Brands Holdings, Inc.	7,103	851,579
WD-40 Co.	5,947	641,681
		6,974,330

Insurance 4.1%
Allied World Assurance Co. Holdings AG	69,873	3,270,755
Ambac Financial Group, Inc. *	82,572	2,023,014
American Equity Investment Life Holding Co. *	82,600	1,712,298
American National Insurance Co.	3,054	368,007
AmTrust Financial Services, Inc.	21,300	542,298
Argo Group International Holdings Ltd.	21,819	1,384,416
Aspen Insurance Holdings Ltd.	57,938	2,951,941
Brown & Brown, Inc.	48,624	2,107,850
CNA Financial Corp.	20,234	774,355
Employers Holdings, Inc.	25,036	885,023
Endurance Specialty Holdings Ltd.	37,088	3,419,514
Erie Indemnity Co., Class A	10,780	1,155,293
Horace Mann Educators Corp.	19,911	799,427
Infinity Property & Casualty Corp.	11,203	966,259
James River Group Holdings Ltd.	7,534	293,675
Kemper Corp.	59,330	2,429,563
Maiden Holdings Ltd.	43,566	670,916
Markel Corp. *	2,690	2,416,535
MBIA, Inc. *	189,572	1,969,653
Mercury General Corp.	26,739	1,561,558
Old Republic International Corp.	151,198	2,701,908
Primerica, Inc.	49,010	3,465,007
ProAssurance Corp.	36,570	2,049,748
RLI Corp.	22,393	1,344,476
Safety Insurance Group, Inc.	13,270	933,544
Selective Insurance Group, Inc.	24,318	999,470

4

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stewart Information Services Corp.	25,989	1,232,918
The Hanover Insurance Group, Inc.	26,443	2,289,699
Validus Holdings Ltd.	65,093	3,537,154
		50,256,274

Materials 7.9%
A. Schulman, Inc.	44,572	1,484,248
AK Steel Holding Corp. *	63,344	578,331
Axalta Coating Systems Ltd. *	38,020	1,004,488
Berry Plastics Group, Inc. *	38,801	1,931,126
Boise Cascade Co. *	63,364	1,444,699
Calgon Carbon Corp.	43,652	772,640
Carpenter Technology Corp.	48,455	1,733,235
Century Aluminum Co. *	101,720	937,858
Chemtura Corp. *	82,185	2,707,996
Clearwater Paper Corp. *	25,246	1,570,301
Cliffs Natural Resources, Inc. *	1,510,726	13,309,496
Compass Minerals International, Inc.	21,430	1,661,897
Crown Holdings, Inc. *	53,135	2,890,013
Eagle Materials, Inc.	12,991	1,262,725
Ferro Corp. *	48,052	711,170
Greif, Inc., Class A	58,698	3,015,316
H.B. Fuller Co.	31,872	1,497,665
Hecla Mining Co.	183,491	1,115,625
Innophos Holdings, Inc.	32,197	1,755,380
Innospec, Inc.	14,629	961,125
Kaiser Aluminum Corp.	17,283	1,423,946
KapStone Paper & Packaging Corp.	58,716	1,199,568
Koppers Holdings, Inc. *	32,979	1,264,745
Kraton Corp. *	37,397	1,152,950
Louisiana-Pacific Corp. *	57,236	1,106,944
Martin Marietta Materials, Inc.	15,576	3,418,153
Materion Corp.	36,091	1,384,090
Minerals Technologies, Inc.	20,159	1,632,879
Neenah Paper, Inc.	9,164	778,024
NewMarket Corp.	5,170	2,163,180
Olin Corp.	111,610	2,901,860
P.H. Glatfelter Co.	65,013	1,493,349
Platform Specialty Products Corp. *	28,273	264,353
PolyOne Corp.	62,134	2,048,558
Quaker Chemical Corp.	7,309	929,997
Royal Gold, Inc.	12,647	880,737
Schnitzer Steel Industries, Inc., Class A	117,821	3,287,206
Schweitzer-Mauduit International, Inc.	27,331	1,148,995
Sensient Technologies Corp.	28,112	2,195,266
Silgan Holdings, Inc.	40,644	2,012,284
Southern Copper Corp.	110,148	3,616,159
Stepan Co.	20,006	1,623,887
Stillwater Mining Co. *	60,413	908,007
SunCoke Energy, Inc. *	187,744	2,144,037
The Scotts Miracle-Gro Co., Class A	27,791	2,536,485
TimkenSteel Corp. *	88,604	1,399,943
Trinseo S.A.	7,925	464,009
Tronox Ltd., Class A	206,677	2,343,717
W.R. Grace & Co.	17,570	1,146,618
Westlake Chemical Corp.	27,875	1,649,364
Worthington Industries, Inc.	46,801	2,633,960
		95,498,604

Media 2.0%
AMC Networks, Inc., Class A *	16,157	892,674
Cable One, Inc.	977	577,466
Cinemark Holdings, Inc.	71,324	2,841,548
Gannett Co., Inc.	98,232	937,133
John Wiley & Sons, Inc., Class A	32,446	1,779,663
Lions Gate Entertainment Corp.	28,749	672,727
Live Nation Entertainment, Inc. *	65,451	1,811,684
Security	Number of Shares	Value ($)
Loral Space & Communications, Inc. *	22,082	870,031
Media General, Inc. *	15,727	288,905
Meredith Corp.	27,467	1,525,792
National CineMedia, Inc.	57,907	888,293
Regal Entertainment Group, Class A (a)	72,124	1,652,361
Scholastic Corp.	40,246	1,774,446
Sinclair Broadcast Group, Inc., Class A	32,012	1,041,990
Sirius XM Holdings, Inc. (a)	617,710	2,822,935
Starz, Class A *	38,904	1,317,289
The New York Times Co., Class A	79,220	1,029,860
Tribune Media Co., Class A	41,200	1,479,492
		24,204,289

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alexion Pharmaceuticals, Inc. *	11,931	1,462,621
Bio-Rad Laboratories, Inc., Class A *	11,021	1,912,144
Bio-Techne Corp.	10,691	1,126,404
Bruker Corp.	33,133	751,456
Catalent, Inc. *	9,656	231,068
Charles River Laboratories International, Inc. *	24,106	1,713,937
Endo International plc *	31,207	499,624
Illumina, Inc. *	11,048	1,470,931
Impax Laboratories, Inc. *	27,153	392,361
Mallinckrodt plc *	25,875	1,363,613
Myriad Genetics, Inc. *	46,722	779,790
PAREXEL International Corp. *	15,341	905,119
PDL BioPharma, Inc.	397,731	871,031
PerkinElmer, Inc.	42,896	2,175,685
Prestige Brands Holdings, Inc. *	10,594	503,957
QIAGEN N.V. *	68,697	1,876,802
Quintiles IMS Holdings, Inc. *	44,990	3,456,582
Regeneron Pharmaceuticals, Inc. *	2,981	1,130,514
United Therapeutics Corp. *	11,941	1,499,909
Vertex Pharmaceuticals, Inc. *	2,722	222,142
VWR Corp. *	16,972	461,638
		24,807,328

Real Estate 8.8%
Acadia Realty Trust	8,521	281,704
Alexandria Real Estate Equities, Inc.	20,249	2,219,088
Altisource Portfolio Solutions S.A. *	22,539	607,201
American Campus Communities, Inc.	34,351	1,618,276
Apartment Investment & Management Co., Class A	43,890	1,847,769
Apple Hospitality REIT, Inc.	47,031	867,252
Ashford Hospitality Trust, Inc.	65,998	463,966
Brandywine Realty Trust	98,056	1,505,160
Brixmor Property Group, Inc.	61,240	1,491,194
Camden Property Trust	28,909	2,275,427
Care Capital Properties, Inc.	11,474	276,294
CBL & Associates Properties, Inc.	159,306	1,889,369
Chesapeake Lodging Trust	11,583	274,633
Columbia Property Trust, Inc.	96,185	2,025,656
Corporate Office Properties Trust	55,810	1,597,282
Cousins Properties, Inc.	21,398	169,258
CubeSmart	24,408	601,657
DCT Industrial Trust, Inc.	22,948	1,054,461
DDR Corp.	91,017	1,385,279
DiamondRock Hospitality Co.	116,217	1,230,738
Douglas Emmett, Inc.	43,244	1,586,622
DuPont Fabros Technology, Inc.	16,951	689,228
EastGroup Properties, Inc.	11,317	773,064
EPR Properties	18,619	1,294,765
Equinix, Inc.	7,877	2,668,413
Equity Commonwealth *	73,052	2,124,352
Equity LifeStyle Properties, Inc.	16,234	1,127,127

5

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Equity One, Inc.	22,786	680,390
Essex Property Trust, Inc.	8,976	1,938,098
Extra Space Storage, Inc.	14,368	1,008,059
Federal Realty Investment Trust	14,961	2,100,824
First Industrial Realty Trust, Inc.	12,130	320,839
Franklin Street Properties Corp.	54,987	690,637
Gaming & Leisure Properties, Inc.	19,376	591,162
Government Properties Income Trust	38,960	732,058
Gramercy Property Trust	71,632	626,064
Healthcare Realty Trust, Inc.	36,383	1,068,933
Healthcare Trust of America, Inc., Class A	34,836	985,162
Hersha Hospitality Trust	29,461	594,228
Highwoods Properties, Inc.	37,604	1,807,248
Investors Real Estate Trust	95,400	600,066
Kilroy Realty Corp.	19,960	1,443,906
Lamar Advertising Co., Class A	24,710	1,638,026
LaSalle Hotel Properties	52,781	1,481,563
Lexington Realty Trust	124,590	1,287,015
Liberty Property Trust	71,143	2,803,034
Life Storage, Inc.	7,617	618,729
Mack-Cali Realty Corp.	80,823	2,186,262
Medical Properties Trust, Inc.	56,737	676,305
Mid-America Apartment Communities, Inc.	17,165	1,572,829
Monogram Residential Trust, Inc.	32,867	346,090
National Retail Properties, Inc.	29,982	1,279,632
NorthStar Realty Finance Corp.	83,658	1,266,582
Omega Healthcare Investors, Inc.	37,299	1,098,829
Outfront Media, Inc.	109,260	2,754,445
Paramount Group, Inc.	28,542	448,680
Parkway, Inc. *	2,625	51,450
Pebblebrook Hotel Trust	11,383	327,375
Pennsylvania Real Estate Investment Trust	36,103	692,095
Piedmont Office Realty Trust, Inc., Class A	109,413	2,148,871
Post Properties, Inc.	14,043	913,076
Potlatch Corp.	28,979	1,190,312
PS Business Parks, Inc.	6,626	740,323
RAIT Financial Trust	83,792	257,241
Rayonier, Inc.	103,049	2,731,829
Realogy Holdings Corp.	80,188	1,936,540
Realty Income Corp.	35,778	1,983,532
Regency Centers Corp.	24,841	1,660,372
Retail Properties of America, Inc., Class A	118,288	1,805,075
RLJ Lodging Trust	65,925	1,502,431
Ryman Hospitality Properties, Inc.	23,557	1,387,507
Sabra Health Care REIT, Inc.	38,196	845,277
Senior Housing Properties Trust	124,746	2,252,913
Spirit Realty Capital, Inc.	85,216	919,481
Sun Communities, Inc.	12,064	870,659
Sunstone Hotel Investors, Inc.	69,262	1,007,069
Tanger Factory Outlet Centers, Inc.	30,779	1,060,952
Taubman Centers, Inc.	23,914	1,737,830
The GEO Group, Inc.	57,086	1,898,680
Tier REIT, Inc.	16,386	263,323
UDR, Inc.	68,267	2,323,809
VEREIT, Inc.	64,584	535,401
Washington Prime Group, Inc.	69,261	693,995
Washington Real Estate Investment Trust	36,189	1,124,030
Weingarten Realty Investors	46,576	1,653,914
WP Carey, Inc.	22,435	1,303,922
Xenia Hotels & Resorts, Inc.	35,080	613,900
		107,024,114

Retailing 5.3%
Aaron's, Inc.	108,380	3,156,026
Asbury Automotive Group, Inc. *	28,949	1,700,754
Ascena Retail Group, Inc. *	282,847	1,708,396
Barnes & Noble Education, Inc. *	64,580	734,275
Barnes & Noble, Inc.	133,468	1,681,697
Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	30,213	2,656,327
Cabela's, Inc. *	23,950	1,490,648
Caleres, Inc.	54,137	1,772,445
DSW, Inc., Class A	93,222	2,214,955
Express, Inc. *	113,934	1,522,158
Five Below, Inc. *	18,387	723,712
Fred's, Inc., Class A	113,977	1,138,630
Genesco, Inc. *	33,913	2,143,302
Group 1 Automotive, Inc.	40,958	2,973,141
Hibbett Sports, Inc. *	29,520	1,188,180
HSN, Inc.	34,543	1,316,088
Lands' End, Inc. *(a)	31,503	559,178
Liberty TripAdvisor Holdings, Inc., Class A *	27,439	440,396
Lithia Motors, Inc., Class A	12,572	1,155,367
Lumber Liquidators Holdings, Inc. *(a)	60,683	1,071,055
Monro Muffler Brake, Inc.	11,350	678,730
Netflix, Inc. *	16,663	1,949,571
Nutrisystem, Inc.	25,827	949,142
Penske Automotive Group, Inc.	46,559	2,323,760
Pier 1 Imports, Inc.	346,534	1,937,125
Pool Corp.	17,670	1,777,779
Rent-A-Center, Inc.	248,558	2,870,845
Restoration Hardware Holdings, Inc. *(a)	15,862	571,825
Sally Beauty Holdings, Inc. *	87,021	2,279,080
Select Comfort Corp. *	36,210	819,070
Shoe Carnival, Inc.	11,183	291,988
Shutterfly, Inc. *	11,961	606,064
Sonic Automotive, Inc., Class A	77,957	1,648,791
Stage Stores, Inc. (a)	199,528	867,947
The Buckle, Inc. (a)	53,847	1,362,329
The Cato Corp., Class A	30,515	903,244
The Children's Place, Inc.	26,199	2,720,766
The Finish Line, Inc., Class A	94,541	2,121,500
The Michaels Cos., Inc. *	25,659	625,566
TripAdvisor, Inc. *	13,883	670,271
Tuesday Morning Corp. *	90,295	419,872
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,855	2,816,872
Vitamin Shoppe, Inc. *	33,622	835,507
Zumiez, Inc. *	31,553	782,514
		64,176,888

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	7,810	431,190
Advanced Micro Devices, Inc. *	546,649	4,870,643
Amkor Technology, Inc. *	165,789	1,959,626
Brooks Automation, Inc.	54,269	884,585
Cabot Microelectronics Corp.	23,732	1,413,953
Cirrus Logic, Inc. *	26,654	1,465,970
Cree, Inc. *	63,140	1,598,705
Cypress Semiconductor Corp.	131,866	1,483,492
Diodes, Inc. *	27,800	676,930
Entegris, Inc. *	59,352	1,065,368
First Solar, Inc. *	50,072	1,518,183
Integrated Device Technology, Inc. *	38,273	895,588
Intersil Corp., Class A	82,929	1,836,877
Microsemi Corp. *	25,950	1,420,762
MKS Instruments, Inc.	27,449	1,579,690
ON Semiconductor Corp. *	230,920	2,720,238
Photronics, Inc. *	68,026	680,260
Power Integrations, Inc.	4,635	311,935
Qorvo, Inc. *	22,743	1,214,704
Silicon Laboratories, Inc. *	20,863	1,384,260
Synaptics, Inc. *	10,708	584,443
Teradyne, Inc.	103,264	2,517,576
Tessera Technologies, Inc.	8,393	332,363
Veeco Instruments, Inc. *	46,992	1,252,337
		34,099,678

6

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 5.7%
ACI Worldwide, Inc. *	33,775	628,553
Acxiom Corp. *	51,504	1,366,401
ANSYS, Inc. *	17,179	1,615,341
Cadence Design Systems, Inc. *	46,083	1,211,061
Cardtronics plc, Class A *	14,883	736,262
CDK Global, Inc.	21,294	1,228,664
Cimpress N.V. *	10,626	923,931
CommVault Systems, Inc. *	5,212	281,448
Convergys Corp.	86,199	2,229,968
CoreLogic, Inc. *	68,323	2,577,827
CSG Systems International, Inc.	19,502	867,839
DST Systems, Inc.	22,278	2,299,312
EarthLink Holdings Corp.	150,716	795,780
EPAM Systems, Inc. *	3,667	241,655
Euronet Worldwide, Inc. *	12,099	867,740
Fair Isaac Corp.	13,163	1,496,501
First Data Corp., Class A *	93,862	1,367,569
FleetCor Technologies, Inc. *	7,046	1,052,250
Gartner, Inc. *	19,925	2,048,689
Genpact Ltd. *	69,977	1,674,550
j2 Global, Inc.	11,407	838,529
Jack Henry & Associates, Inc.	23,558	2,036,354
LinkedIn Corp., Class A *	5,351	1,044,729
Manhattan Associates, Inc. *	13,216	692,518
ManTech International Corp., Class A	44,287	1,904,784
MAXIMUS, Inc.	26,921	1,488,462
Mentor Graphics Corp.	56,228	2,055,133
NeuStar, Inc., Class A *	79,227	1,921,255
Nuance Communications, Inc. *	58,580	949,582
Progress Software Corp.	49,701	1,469,659
PTC, Inc. *	37,745	1,838,559
Red Hat, Inc. *	28,031	2,217,532
Sabre Corp.	11,301	292,131
salesforce.com, Inc. *	22,837	1,644,264
Science Applications International Corp.	44,020	3,634,731
SS&C Technologies Holdings, Inc.	19,993	599,990
Sykes Enterprises, Inc. *	33,865	954,316
Synopsys, Inc. *	39,853	2,410,309
Take-Two Interactive Software, Inc. *	39,876	1,963,096
TiVo Corp. *	77,669	1,572,797
Travelport Worldwide Ltd.	79,702	1,115,828
Unisys Corp. *	127,575	1,894,489
Vantiv, Inc., Class A *	21,439	1,209,803
Verint Systems, Inc. *	17,717	665,273
VeriSign, Inc. *	29,406	2,318,663
VMware, Inc., Class A *(a)	18,737	1,520,320
WebMD Health Corp. *	19,287	1,028,769
WEX, Inc. *	10,253	1,133,059
Zynga, Inc., Class A *	216,174	618,258
		68,544,533

Technology Hardware & Equipment 4.3%
ADTRAN, Inc.	65,978	1,342,652
AVX Corp.	44,155	670,714
Belden, Inc.	23,666	1,748,917
Benchmark Electronics, Inc. *	99,078	2,808,861
Cognex Corp.	16,094	960,973
Coherent, Inc. *	10,579	1,380,559
CommScope Holding Co., Inc. *	64,728	2,328,913
Comtech Telecommunications Corp.	64,603	742,934
Diebold, Inc.	65,837	1,501,084
Dolby Laboratories, Inc., Class A	32,615	1,505,182
Eastman Kodak Co. *	25,633	388,340
EchoStar Corp., Class A *	32,408	1,652,808
Electronics For Imaging, Inc. *	13,715	596,877
ePlus, Inc. *	3,433	381,750
Security	Number of Shares	Value ($)
Fabrinet *	18,574	794,967
Finisar Corp. *	61,052	2,028,758
Harmonic, Inc. *	177,666	826,147
II-VI, Inc. *	28,836	870,847
Insight Enterprises, Inc. *	90,656	3,174,773
InterDigital, Inc.	20,016	1,585,267
IPG Photonics Corp. *	7,693	737,913
Itron, Inc. *	27,513	1,766,335
Knowles Corp. *	96,855	1,552,586
Littelfuse, Inc.	7,807	1,138,183
Lumentum Holdings, Inc. *	9,638	386,484
Methode Electronics, Inc.	20,526	758,436
MTS Systems Corp.	13,385	720,782
National Instruments Corp.	49,788	1,467,252
NETGEAR, Inc. *	24,894	1,336,808
NetScout Systems, Inc. *	11,483	358,270
OSI Systems, Inc. *	9,077	687,129
Plantronics, Inc.	25,713	1,332,448
Plexus Corp. *	41,626	2,127,089
Rogers Corp. *	4,267	317,123
ScanSource, Inc. *	48,692	1,842,992
Super Micro Computer, Inc. *	21,607	590,951
Trimble, Inc. *	77,414	2,182,301
TTM Technologies, Inc. *	71,221	966,469
VeriFone Systems, Inc. *	44,007	743,278
ViaSat, Inc. *	11,821	842,601
Viavi Solutions, Inc. *	132,781	1,042,331
Zebra Technologies Corp., Class A *	22,458	1,775,305
		51,964,389

Telecommunication Services 0.9%
ATN International, Inc.	3,390	245,131
Cincinnati Bell, Inc. *	59,751	1,230,871
Consolidated Communications Holdings, Inc.	39,142	1,118,678
General Communication, Inc., Class A *	31,691	534,310
Inteliquent, Inc.	34,399	778,793
Iridium Communications, Inc. *	73,153	643,747
SBA Communications Corp., Class A *	19,318	1,911,709
Spok Holdings, Inc.	14,182	258,112
Vonage Holdings Corp. *	144,180	950,146
Windstream Holdings, Inc. (a)	345,689	2,561,556
Zayo Group Holdings, Inc. *	23,972	827,034
		11,060,087

Transportation 3.3%
Allegiant Travel Co.	6,278	1,025,825
AMERCO	2,606	889,845
ArcBest Corp.	59,562	1,813,663
Atlas Air Worldwide Holdings, Inc. *	31,830	1,572,402
Copa Holdings S.A., Class A (a)	35,096	3,118,981
Echo Global Logistics, Inc. *	10,815	271,456
Forward Air Corp.	19,214	929,573
Genesee & Wyoming, Inc., Class A *	19,079	1,457,636
Hawaiian Holdings, Inc. *	17,138	880,036
Heartland Express, Inc.	36,715	789,740
Hub Group, Inc., Class A *	45,768	1,961,159
Kirby Corp. *	34,929	2,216,245
Knight Transportation, Inc.	43,654	1,527,890
Landstar System, Inc.	36,168	2,945,884
Macquarie Infrastructure Corp.	16,861	1,381,590
Marten Transport Ltd.	27,810	677,173
Matson, Inc.	23,440	881,578
Old Dominion Freight Line, Inc. *	26,752	2,335,450
Roadrunner Transportation Systems, Inc. *	38,461	385,764
Saia, Inc. *	28,993	1,210,458
SkyWest, Inc.	101,184	3,728,630

7

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spirit Airlines, Inc. *	30,776	1,711,146
Swift Transportation Co. *(a)	64,634	1,613,911
United Continental Holdings, Inc. *	42,985	2,963,816
Werner Enterprises, Inc.	60,512	1,636,850
		39,926,701

Utilities 3.1%
ALLETE, Inc.	26,909	1,663,514
American States Water Co.	16,983	720,079
Aqua America, Inc.	58,983	1,753,565
Avangrid, Inc.	8,859	320,430
Avista Corp.	47,545	1,924,146
Black Hills Corp.	34,170	2,007,488
California Water Service Group	24,288	839,150
Dynegy, Inc. *	84,324	729,403
El Paso Electric Co.	33,319	1,501,021
Hawaiian Electric Industries, Inc.	83,363	2,567,580
IDACORP, Inc.	24,581	1,871,843
MGE Energy, Inc.	18,308	1,083,834
New Jersey Resources Corp.	54,102	1,863,814
Northwest Natural Gas Co.	20,716	1,187,027
NorthWestern Corp.	25,917	1,453,944
ONE Gas, Inc.	28,228	1,693,962
Otter Tail Corp.	32,411	1,242,962
PNM Resources, Inc.	74,294	2,347,690
Portland General Electric Co.	62,182	2,586,771
South Jersey Industries, Inc.	37,840	1,248,720
Southwest Gas Corp.	34,786	2,578,686
Spire, Inc.	18,690	1,206,253
The Empire District Electric Co.	33,681	1,146,164
WGL Holdings, Inc.	34,512	2,504,191
		38,042,237
Total Common Stock
(Cost $1,069,895,035)		1,209,719,025

Rights 0.0% of net assets

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(d)	5,940	17,820
Total Rights
(Cost $14,969)		17,820

Other Investment Companies 1.8% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)	1,124,387	1,124,387

Security	Number of Shares	Value ($)
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.31% (c)	21,054,850	21,054,850
Total Other Investment Companies
(Cost $22,179,237)		22,179,237

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $1,092,777,047 and the unrealized appreciation and depreciation were $177,660,273 and ($38,521,238), respectively, with a net unrealized appreciation of $139,139,035.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,586,060.
(b)	Illiquid security. At the period end, the value of these amounted to $17,820 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/16/16	15	1,983,450	39,839

8

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,209,719,025	$—	$—	$1,209,719,025
Rights [1]	—	—	17,820	17,820
Other Investment Companies[1]	22,179,237	—	—	22,179,237
Total	$1,231,898,262	$—	$17,820	$1,231,916,082
Other Financial Instruments
Futures Contracts[2]	$39,839	$—	$—	$39,839
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
9

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	1,519,153,771	1,474,335,648
0.6%	Preferred Stock	10,232,577	8,817,499
0.0%	Rights	455,024	415,099
0.5%	Other Investment Companies	8,220,016	8,220,016
99.9%	Total Investments	1,538,061,388	1,491,788,262
0.1%	Other Assets and Liabilities, Net		972,250
100.0%	Net Assets		1,492,760,512

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.5%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	333,485	7,000,092
Bendigo & Adelaide Bank Ltd.	52,588	468,198
Commonwealth Bank of Australia	143,153	8,318,698
National Australia Bank Ltd.	301,097	6,435,926
Westpac Banking Corp.	338,427	7,818,961
		30,041,875
Capital Goods 0.0%
CIMIC Group Ltd.	20,681	470,934
Commercial & Professional Services 0.1%
Brambles Ltd.	102,182	889,356
Downer EDI Ltd.	185,624	777,631
		1,666,987
Consumer Services 0.1%
Tabcorp Holdings Ltd.	119,702	414,792
Tatts Group Ltd.	214,139	662,927
		1,077,719
Diversified Financials 0.2%
AMP Ltd.	377,619	1,311,318
Macquarie Group Ltd.	22,363	1,386,271
		2,697,589
Energy 0.4%
Caltex Australia Ltd.	43,945	975,686
Origin Energy Ltd.	394,694	1,732,220
Santos Ltd.	270,845	786,447
Woodside Petroleum Ltd.	101,055	2,211,562
WorleyParsons Ltd. *	135,315	864,805
		6,570,720
Food & Staples Retailing 0.9%
Metcash Ltd. *	622,239	947,067
Wesfarmers Ltd.	231,115	7,134,323
Woolworths Ltd.	308,155	5,211,601
		13,292,991
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	80,347	569,304
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	37,105	597,648
Insurance 0.4%
Insurance Australia Group Ltd.	221,447	914,614
Medibank Pvt Ltd.	233,518	448,590
QBE Insurance Group Ltd.	196,004	1,617,612
Suncorp Group Ltd.	238,290	2,200,756
		5,181,572
Materials 1.7%
Amcor Ltd.	90,683	963,476
Arrium Ltd. *(d)(e)	11,076,407	37,809
BHP Billiton Ltd.	770,843	13,902,404
BlueScope Steel Ltd.	149,109	993,726
Boral Ltd. (d)	153,675	571,120
CSR Ltd.	137,578	413,713
Fortescue Metals Group Ltd.	307,180	1,332,255
Iluka Resources Ltd.	70,913	320,652
Incitec Pivot Ltd.	248,171	577,587
Newcrest Mining Ltd.	70,767	1,021,672
Orica Ltd.	94,000	1,179,293
Rio Tinto Ltd.	81,692	3,485,681
		24,799,388
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	23,894	1,730,100
Real Estate 0.2%
LendLease Group	65,909	662,764
Mirvac Group	313,476	474,804
Scentre Group	209,912	657,596
Stockland	251,868	805,781
Westfield Corp.	112,480	759,588
		3,360,533
Telecommunication Services 0.2%
Telstra Corp., Ltd.	628,619	2,345,498
Transportation 0.1%
Aurizon Holdings Ltd.	225,632	830,207
Transurban Group	58,916	458,807
		1,289,014
Utilities 0.1%
AGL Energy Ltd.	78,028	1,209,518
APA Group	62,577	368,493
DUET Group *	174,080	306,113
		1,884,124
		97,575,996

Austria 0.4%
Banks 0.1%
Erste Group Bank AG *	49,833	1,387,121
Raiffeisen Bank International AG *	44,347	808,439
		2,195,560
Energy 0.2%
OMV AG	68,335	2,210,575

1

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.1%
voestalpine AG	28,148	1,067,622
		5,473,757

Belgium 0.7%
Banks 0.1%
KBC Groep N.V.	20,229	1,214,146
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	7,920	650,699
Food & Staples Retailing 0.0%
Colruyt S.A.	8,072	408,316
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev S.A.	35,867	3,730,197
Insurance 0.1%
Ageas	31,671	1,183,104
Materials 0.2%
Solvay S.A.	9,243	1,056,486
Umicore S.A.	20,782	1,246,234
		2,302,720
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	5,639	363,098
Telecommunication Services 0.0%
Proximus	25,061	709,147
		10,561,427

Canada 8.0%
Automobiles & Components 0.2%
Magna International, Inc.	76,798	3,100,249
Banks 1.9%
Bank of Montreal	56,328	3,708,700
Canadian Imperial Bank of Commerce	42,996	3,388,901
National Bank of Canada	32,108	1,201,602
Royal Bank of Canada	114,511	7,416,048
The Bank of Nova Scotia	104,844	5,781,001
The Toronto-Dominion Bank	128,817	6,090,210
		27,586,462
Capital Goods 0.1%
Bombardier, Inc., B Shares *	556,505	778,097
Finning International, Inc.	31,704	638,041
SNC-Lavalin Group, Inc.	15,223	644,425
		2,060,563
Diversified Financials 0.3%
Brookfield Asset Management, Inc., Class A	62,510	2,079,483
CI Financial Corp.	22,729	449,137
IGM Financial, Inc.	12,807	370,513
Onex Corp.	9,984	700,053
		3,599,186
Energy 2.4%
ARC Resources Ltd.	40,108	701,577
Baytex Energy Corp. *	107,235	459,374
Cameco Corp.	44,591	409,895
Canadian Natural Resources Ltd.	130,376	4,395,318
Cenovus Energy, Inc.	170,530	2,634,172
Crescent Point Energy Corp.	69,703	886,450
Enbridge, Inc.	54,103	2,273,404
Encana Corp.	273,070	3,426,068
Enerplus Corp.	115,679	999,695
Gibson Energy, Inc.	30,370	412,206
Husky Energy, Inc. *	100,114	1,174,177
Imperial Oil Ltd.	34,668	1,185,766
Inter Pipeline Ltd.	24,389	495,362
Keyera Corp.	11,708	336,194
Security	Number of Shares	Value ($)
Pembina Pipeline Corp.	25,082	736,268
Pengrowth Energy Corp. *(b)	467,102	708,678
Penn West Petroleum Ltd. *(b)	1,000,253	1,740,735
Suncor Energy, Inc.	291,823	9,284,685
TransCanada Corp.	67,816	3,042,793
Vermilion Energy, Inc.	12,182	493,676
		35,796,493
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	26,136	1,204,946
Empire Co., Ltd., A Shares	52,273	709,103
George Weston Ltd.	8,599	714,473
Loblaw Cos. Ltd.	22,993	1,193,427
Metro, Inc.	34,333	1,044,595
		4,866,544
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	19,991	675,436
Insurance 0.5%
Fairfax Financial Holdings Ltd.	852	404,469
Great-West Lifeco, Inc.	22,628	595,066
Intact Financial Corp.	8,456	588,008
Manulife Financial Corp.	130,259	2,265,921
Power Corp. of Canada	61,418	1,370,326
Power Financial Corp.	31,223	787,657
Sun Life Financial, Inc.	45,904	1,760,917
		7,772,364
Materials 1.1%
Agnico Eagle Mines Ltd.	7,954	326,536
Agrium, Inc.	19,571	1,970,636
Barrick Gold Corp.	115,898	1,736,832
First Quantum Minerals Ltd.	122,813	1,401,124
Goldcorp, Inc.	68,542	903,800
Kinross Gold Corp. *	125,077	413,017
Methanex Corp.	8,848	389,099
Potash Corp. of Saskatchewan, Inc.	143,481	2,614,372
Teck Resources Ltd., Class B *	241,812	6,116,337
West Fraser Timber Co., Ltd.	9,280	330,522
Yamana Gold, Inc.	157,444	469,545
		16,671,820
Media 0.1%
Quebecor, Inc., Class B	13,288	359,821
Shaw Communications, Inc., B Shares	45,616	891,897
		1,251,718
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	14,115	222,968
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	8,305	864,224
Dollarama, Inc.	4,092	304,055
		1,168,279
Software & Services 0.0%
CGI Group, Inc., Class A *	12,165	575,680
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	158,909	1,222,013
Celestica, Inc. *	39,378	477,363
		1,699,376
Telecommunication Services 0.3%
BCE, Inc.	45,691	1,967,167
Rogers Communications, Inc., B Shares	36,449	1,406,889
TELUS Corp.	32,670	1,019,510
		4,393,566

2

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.3%
Canadian National Railway Co.	49,549	3,309,531
Canadian Pacific Railway Ltd.	7,131	1,090,546
		4,400,077
Utilities 0.2%
Atco Ltd., Class I	14,743	469,285
Canadian Utilities Ltd., Class A	19,475	512,294
Emera, Inc.	10,872	364,745
Fortis, Inc.	25,676	764,589
TransAlta Corp.	136,913	748,409
		2,859,322
		118,700,103

Denmark 0.7%
Banks 0.1%
Danske Bank A/S	37,677	1,101,795
Capital Goods 0.0%
Vestas Wind Systems A/S	8,193	541,091
Commercial & Professional Services 0.0%
ISS A/S	11,626	397,833
Consumer Durables & Apparel 0.0%
Pandora A/S	2,471	294,360
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	12,774	1,087,327
Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	4,431	281,707
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, B Shares	56,915	1,931,358
Telecommunication Services 0.1%
TDC A/S *	269,583	1,372,976
Transportation 0.3%
AP Moller - Maersk A/S, A Shares	1,122	1,426,176
AP Moller - Maersk A/S, B Shares	1,332	1,768,125
DSV A/S	10,510	473,382
		3,667,683
		10,676,130

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	12,692	458,842
Capital Goods 0.1%
Kone Oyj, B Shares	17,044	751,416
Metso Oyj	17,981	509,282
Wartsila Oyj Abp	15,100	637,039
		1,897,737
Energy 0.1%
Neste Oyj	20,054	824,339
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	25,380	1,250,847
Insurance 0.1%
Sampo Oyj, A Shares	30,314	1,341,272
Materials 0.2%
Stora Enso Oyj, R Shares	118,665	1,146,136
UPM-Kymmene Oyj	90,422	2,071,864
		3,218,000
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	12,094	514,712
Technology Hardware & Equipment 0.2%
Nokia Oyj	573,856	2,471,510
Telecommunication Services 0.0%
Elisa Oyj	11,736	368,756
Security	Number of Shares	Value ($)
Utilities 0.1%
Fortum Oyj	86,766	1,260,966
		13,606,981

France 9.8%
Automobiles & Components 0.3%
Faurecia	11,498	412,505
Peugeot S.A. *	87,616	1,293,767
Renault S.A.	27,453	2,164,939
Valeo S.A.	21,787	1,215,904
		5,087,115
Banks 1.1%
BNP Paribas S.A.	148,090	8,605,600
Credit Agricole S.A.	153,153	1,730,249
Natixis S.A.	80,225	404,408
Societe Generale S.A.	138,675	5,970,313
		16,710,570
Capital Goods 1.5%
Airbus Group SE	31,565	2,018,089
Alstom S.A. *	36,653	993,811
Bouygues S.A.	55,755	1,892,637
Compagnie de Saint-Gobain	102,369	4,444,169
Eiffage S.A.	7,975	526,881
Legrand S.A.	17,766	994,135
Rexel S.A.	95,788	1,482,518
Safran S.A.	19,668	1,351,349
Schneider Electric SE	64,336	4,287,315
Thales S.A.	6,758	660,469
Vinci S.A.	61,295	3,981,280
Zodiac Aerospace	17,864	396,437
		23,029,090
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	16,320	307,465
Teleperformance	5,445	532,206
		839,671
Consumer Durables & Apparel 0.4%
Christian Dior SE	4,991	971,532
Kering	6,842	1,487,888
LVMH Moet Hennessy Louis Vuitton SE	18,323	3,337,339
		5,796,759
Consumer Services 0.1%
Accor S.A.	20,110	713,151
Sodexo S.A.	8,549	935,898
		1,649,049
Diversified Financials 0.1%
Eurazeo S.A.	5,826	316,427
Wendel S.A.	3,811	441,464
		757,891
Energy 2.0%
CGG S.A. *(b)	18,235	263,461
Technip S.A.	18,821	1,304,933
Total S.A.	577,239	27,527,519
Vallourec S.A. *(b)	143,771	811,212
		29,907,125
Food & Staples Retailing 0.3%
Carrefour S.A.	143,505	3,367,329
Casino Guichard Perrachon S.A.	24,805	1,129,623
Rallye S.A. (b)	33,617	588,048
		5,085,000

3

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Danone S.A.	48,351	3,044,617
Pernod-Ricard S.A.	13,749	1,443,909
		4,488,526
Health Care Equipment & Services 0.1%
Essilor International S.A.	8,038	853,524
Household & Personal Products 0.2%
L'Oreal S.A.	13,564	2,317,298
Insurance 0.4%
AXA S.A.	213,319	5,030,399
CNP Assurances	22,952	403,438
SCOR SE	18,469	587,071
		6,020,908
Materials 0.3%
Air Liquide S.A.	32,140	3,275,761
Arkema S.A.	11,843	1,135,449
		4,411,210
Media 0.4%
Eutelsat Communications S.A.	18,268	329,147
Publicis Groupe S.A.	13,208	857,896
Vivendi S.A.	238,993	4,560,892
		5,747,935
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	130,182	10,510,565
Real Estate 0.1%
Klepierre	9,774	364,807
Unibail-Rodamco SE	4,296	949,036
		1,313,843
Software & Services 0.1%
Atos SE	7,462	772,017
Cap Gemini S.A.	13,686	1,081,599
		1,853,616
Telecommunication Services 0.5%
Orange S.A.	491,302	7,168,735
Transportation 0.1%
Air France-KLM *	111,386	601,307
Bollore S.A.	87,473	287,282
		888,589
Utilities 0.7%
Electricite de France S.A.	125,687	1,332,621
Engie S.A.	578,122	7,144,615
Suez	58,920	823,468
Veolia Environnement S.A.	96,338	1,666,295
		10,966,999
		145,404,018

Germany 8.3%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	59,536	5,078,356
Continental AG	9,262	1,644,726
Daimler AG - Reg'd	148,253	9,870,061
Leoni AG	10,665	337,593
Volkswagen AG	7,540	1,033,397
		17,964,133
Banks 0.1%
Commerzbank AG	229,295	1,598,791
Capital Goods 1.0%
Brenntag AG	18,569	978,301
GEA Group AG	13,540	505,155
HOCHTIEF AG	4,235	602,892
Kloeckner & Co. SE *	41,731	441,088
MAN SE	3,974	392,305
Security	Number of Shares	Value ($)
MTU Aero Engines AG	4,049	425,953
OSRAM Licht AG	10,549	537,530
Rheinmetall AG	6,167	440,273
Siemens AG - Reg'd	90,656	10,251,494
		14,574,991
Commercial & Professional Services 0.0%
Bilfinger SE *(b)	12,096	457,377
Consumer Durables & Apparel 0.2%
adidas AG	15,838	2,335,331
HUGO BOSS AG	8,890	510,191
		2,845,522
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	263,714	4,157,052
Deutsche Boerse AG *	10,917	883,032
		5,040,084
Food & Staples Retailing 0.1%
METRO AG	64,261	1,921,998
Food, Beverage & Tobacco 0.0%
Suedzucker AG	22,620	507,740
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	12,910	1,007,946
Fresenius SE & Co. KGaA	22,628	1,626,256
		2,634,202
Household & Personal Products 0.1%
Beiersdorf AG	5,549	453,722
Henkel AG & Co. KGaA	6,280	640,001
		1,093,723
Insurance 0.8%
Allianz SE - Reg'd	49,870	7,924,732
Hannover Rueck SE	5,038	535,232
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	19,424	3,540,965
		12,000,929
Materials 1.6%
Aurubis AG	16,202	858,752
BASF SE	155,566	13,365,324
Evonik Industries AG	16,518	461,011
Fuchs Petrolub SE	1,819	67,449
HeidelbergCement AG	18,035	1,618,718
K+S AG - Reg'd	40,893	830,496
LANXESS AG	16,989	1,048,696
Linde AG	19,169	3,196,579
Salzgitter AG	16,959	554,635
ThyssenKrupp AG	60,116	1,365,976
		23,367,636
Media 0.0%
ProSiebenSat.1 Media SE	17,280	592,721
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	69,077	6,491,597
Merck KGaA	6,453	647,159
		7,138,756
Real Estate 0.0%
Vonovia SE	9,272	299,302
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	59,079	988,948
Software & Services 0.2%
SAP SE	42,770	3,578,818
Telecommunication Services 0.6%
Deutsche Telekom AG - Reg'd	525,686	8,289,431
Freenet AG	18,120	462,666
		8,752,097

4

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd	78,451	1,017,374
Deutsche Post AG - Reg'd	139,877	4,375,770
		5,393,144
Utilities 0.9%
E.ON SE	1,159,759	7,660,904
RWE AG *	373,497	4,698,997
Uniper SE *	34,902	435,218
		12,795,119
		123,546,031

Hong Kong 1.3%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	249,028	934,258
Hang Seng Bank Ltd.	45,475	861,819
		1,796,077
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	21,007	255,930
Jardine Matheson Holdings Ltd.	22,799	1,235,706
Jardine Strategic Holdings Ltd.	18,285	605,782
Noble Group Ltd. *(b)	13,203,707	1,465,645
		3,563,063
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,427,258	625,615
Yue Yuen Industrial Holdings Ltd.	99,516	358,592
		984,207
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	133,789	664,059
Sands China Ltd.	167,471	824,762
SJM Holdings Ltd.	647,119	523,926
		2,012,747
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	15,264	401,443
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	212,332	435,250
Want Want China Holdings Ltd.	412,024	262,938
		698,188
Insurance 0.1%
AIA Group Ltd.	333,418	2,033,181
Real Estate 0.3%
Cheung Kong Property Holdings Ltd.	32,271	220,919
Hongkong Land Holdings Ltd.	49,108	314,782
Link REIT	73,834	508,304
New World Development Co., Ltd.	526,204	586,129
Sun Hung Kai Properties Ltd.	85,790	1,122,609
Swire Pacific Ltd., Class A	91,417	910,440
Swire Pacific Ltd., Class B	49,663	87,332
The Wharf Holdings Ltd.	101,795	754,606
Wheelock & Co., Ltd.	87,988	522,938
		5,028,059
Retailing 0.0%
Esprit Holdings Ltd. *	677,634	554,747
Transportation 0.0%
MTR Corp. Ltd.	83,181	416,084
Utilities 0.2%
CLP Holdings Ltd.	150,143	1,468,204
Hong Kong & China Gas Co., Ltd.	277,851	517,256
Power Assets Holdings Ltd.	55,624	530,664
		2,516,124
		20,003,920

Security	Number of Shares	Value ($)
Ireland 0.7%
Banks 0.0%
Bank of Ireland *	1,416,741	302,079
Commercial & Professional Services 0.1%
Experian plc	64,313	1,213,325
Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	7,020	497,671
Materials 0.3%
CRH plc	87,242	2,914,745
Smurfit Kappa Group plc	30,704	700,272
		3,615,017
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	18,560	1,080,601
Technology Hardware & Equipment 0.2%
Seagate Technology plc	81,029	3,249,263
		9,957,956

Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	72,514	436,154
Bank Leumi Le-Israel *	173,839	707,345
		1,143,499
Materials 0.0%
Israel Chemicals Ltd.	151,092	579,319
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	74,802	2,770,517
Software & Services 0.0%
Check Point Software Technologies Ltd. *	5,171	425,728
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	340,129	628,111
		5,547,174

Italy 3.0%
Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	23,803	540,356
Banca Popolare dell'Emilia Romagna SC	97,372	391,477
Banco Popolare SC	117,584	241,982
Intesa Sanpaolo S.p.A.	1,817,953	4,042,103
UniCredit S.p.A.	1,844,328	3,955,967
Unione di Banche Italiane S.p.A. (b)	245,243	548,404
		9,720,289
Capital Goods 0.1%
Leonardo-Finmeccanica S.p.A. *	44,317	575,891
Prysmian S.p.A.	20,149	482,412
		1,058,303
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	9,182	478,247
Diversified Financials 0.1%
EXOR S.p.A.	51,917	2,181,463
Energy 1.0%
Eni S.p.A.	949,736	13,238,283
Saipem S.p.A. *	1,695,135	762,616
Snam S.p.A.	212,827	824,952
		14,825,851
Insurance 0.1%
Assicurazioni Generali S.p.A.	155,631	1,967,912
Poste Italiane S.p.A. (c)	34,301	213,407
		2,181,319

5

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 0.0%
Mediaset S.p.A.	143,911	348,983
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	3,327,506	2,518,525
Telecom Italia S.p.A. - RSP *	2,082,552	1,301,201
		3,819,726
Transportation 0.1%
Atlantia S.p.A.	33,837	752,344
Utilities 0.6%
Enel S.p.A.	2,048,617	8,288,480
Italgas S.p.A. *	42,110	150,807
Terna Rete Elettrica Nazionale S.p.A.	122,354	531,113
		8,970,400
		44,336,925

Japan 22.2%
Automobiles & Components 3.4%
Aisin Seiki Co., Ltd.	35,330	1,516,202
Bridgestone Corp.	99,843	3,826,534
Calsonic Kansei Corp.	43,504	669,674
Denso Corp.	63,258	2,764,709
Fuji Heavy Industries Ltd.	36,560	1,490,379
Honda Motor Co., Ltd.	293,977	8,596,528
Isuzu Motors Ltd.	90,208	1,067,976
Koito Manufacturing Co., Ltd.	7,916	414,054
Mazda Motor Corp.	76,477	1,230,934
Mitsubishi Motors Corp.	155,909	723,822
NGK Spark Plug Co., Ltd.	16,117	331,831
NHK Spring Co., Ltd.	51,525	484,750
Nissan Motor Co., Ltd.	438,374	4,064,611
Stanley Electric Co., Ltd.	16,916	468,384
Sumitomo Electric Industries Ltd.	148,171	2,083,848
Sumitomo Rubber Industries Ltd.	35,220	583,883
Suzuki Motor Corp.	56,347	1,819,799
The Yokohama Rubber Co., Ltd.	23,482	425,971
Toyota Industries Corp.	20,696	973,545
Toyota Motor Corp.	283,104	16,519,887
Yamaha Motor Co., Ltd.	35,055	809,423
		50,866,744
Banks 1.4%
Aozora Bank Ltd.	85,612	295,279
Japan Post Bank Co., Ltd.	25,989	307,685
Mitsubishi UFJ Financial Group, Inc.	1,312,154	7,713,202
Mizuho Financial Group, Inc.	2,589,118	4,603,583
Resona Holdings, Inc.	260,592	1,258,078
Sumitomo Mitsui Financial Group, Inc.	163,730	6,043,691
Sumitomo Mitsui Trust Holdings, Inc.	31,418	1,144,277
		21,365,795
Capital Goods 3.6%
Asahi Glass Co., Ltd.	280,313	1,827,834
Daikin Industries Ltd.	16,057	1,509,946
Ebara Corp.	14,751	385,006
FANUC Corp.	9,469	1,604,274
Fuji Electric Co., Ltd.	87,008	429,141
Furukawa Electric Co., Ltd.	22,596	701,012
Hanwa Co., Ltd.	90,451	589,803
Hino Motors Ltd.	44,321	451,592
Hitachi Construction Machinery Co., Ltd.	22,595	466,792
IHI Corp. *	274,683	764,180
ITOCHU Corp.	217,289	2,978,678
JGC Corp.	38,267	634,061
JTEKT Corp.	35,376	568,152
Kajima Corp.	85,207	599,728
Kawasaki Heavy Industries Ltd.	200,750	636,015
Komatsu Ltd.	137,926	3,187,750
Security	Number of Shares	Value ($)
Kubota Corp.	78,610	1,191,792
LIXIL Group Corp.	46,040	1,027,915
Makita Corp.	9,245	628,801
Marubeni Corp.	407,919	2,242,131
Mitsubishi Corp.	238,092	5,164,284
Mitsubishi Electric Corp.	277,031	3,832,896
Mitsubishi Heavy Industries Ltd.	549,852	2,445,610
Mitsui & Co., Ltd.	342,930	4,639,314
Nagase & Co., Ltd.	34,429	433,290
NGK Insulators Ltd.	16,564	317,775
Nidec Corp.	8,632	775,740
NSK Ltd.	52,747	576,794
Obayashi Corp.	54,540	520,773
Shimizu Corp.	67,407	623,520
SMC Corp.	2,688	767,158
Sojitz Corp.	443,216	1,128,024
Sumitomo Corp.	217,468	2,605,150
Sumitomo Heavy Industries Ltd.	114,356	691,485
Taisei Corp.	92,797	674,325
Toshiba Corp. *	1,207,276	4,505,101
TOTO Ltd.	11,383	438,057
Toyota Tsusho Corp.	71,090	1,783,723
		54,347,622
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	147,478	1,400,423
Recruit Holdings Co., Ltd.	29,251	1,120,546
Secom Co., Ltd.	15,634	1,141,421
Toppan Printing Co., Ltd.	115,208	1,048,495
		4,710,885
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	31,043	889,512
Iida Group Holdings Co., Ltd.	22,523	438,422
Nikon Corp.	63,559	937,111
Panasonic Corp.	456,386	4,662,191
Sega Sammy Holdings, Inc.	39,387	591,090
Sekisui Chemical Co., Ltd.	62,271	946,539
Sekisui House Ltd.	84,213	1,382,055
Sharp Corp. *	666,610	1,105,703
Shimano, Inc.	3,101	511,368
Sony Corp.	122,356	3,530,708
Sumitomo Forestry Co., Ltd.	28,177	387,002
		15,381,701
Consumer Services 0.1%
Benesse Holdings, Inc.	15,200	404,862
Oriental Land Co., Ltd.	8,526	487,638
		892,500
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	105,739	637,895
Nomura Holdings, Inc.	303,326	1,634,492
ORIX Corp.	85,175	1,331,689
		3,604,076
Energy 0.7%
Idemitsu Kosan Co., Ltd.	71,045	1,613,625
Inpex Corp.	252,752	2,406,739
JX Holdings, Inc.	1,162,105	4,450,767
San-Ai Oil Co., Ltd.	30,969	213,898
Showa Shell Sekiyu K.K.	61,097	547,457
TonenGeneral Sekiyu K.K.	98,026	936,858
		10,169,344
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	145,656	2,014,602
Lawson, Inc.	4,961	344,825
Seven & i Holdings Co., Ltd.	100,995	3,930,957
		6,290,384

6

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	49,585	962,805
Asahi Group Holdings Ltd.	39,345	1,285,200
Coca-Cola West Co., Ltd.	16,547	470,510
Japan Tobacco, Inc.	73,196	2,534,832
Kewpie Corp.	14,798	351,038
Kirin Holdings Co., Ltd.	139,871	2,287,503
MEIJI Holdings Co., Ltd.	8,229	658,638
NH Foods Ltd.	36,496	943,588
Nisshin Seifun Group, Inc.	23,009	323,695
Suntory Beverage & Food Ltd.	10,475	449,999
Toyo Suisan Kaisha Ltd.	12,100	430,076
Yamazaki Baking Co., Ltd.	24,460	487,075
		11,184,959
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	45,942	735,024
Hoya Corp.	34,677	1,369,185
Medipal Holdings Corp.	46,182	663,477
Olympus Corp.	12,737	449,364
Suzuken Co., Ltd.	22,462	674,185
Terumo Corp.	15,902	561,723
		4,452,958
Household & Personal Products 0.2%
Kao Corp.	34,534	1,596,302
Shiseido Co., Ltd.	29,854	762,168
Unicharm Corp.	21,195	452,843
		2,811,313
Insurance 0.5%
Dai-ichi Life Holdings, Inc.	84,476	1,359,312
Japan Post Holdings Co., Ltd.	25,695	319,539
MS&AD Insurance Group Holdings, Inc.	39,510	1,230,602
Sompo Holdings, Inc.	35,742	1,169,390
T&D Holdings, Inc.	62,247	780,648
Tokio Marine Holdings, Inc.	51,449	2,212,020
		7,071,511
Materials 2.0%
Air Water, Inc.	23,583	404,623
Asahi Kasei Corp.	238,129	2,126,432
Daicel Corp.	29,649	327,858
Denka Co., Ltd.	90,273	400,087
DIC Corp.	17,332	537,703
Dowa Holdings Co., Ltd.	47,296	364,438
JFE Holdings, Inc.	160,939	2,358,753
JSR Corp.	30,465	440,084
Kaneka Corp.	48,360	386,642
Kobe Steel Ltd. *	124,236	1,176,450
Kuraray Co., Ltd.	51,425	730,226
Mitsubishi Chemical Holdings Corp.	311,748	1,968,517
Mitsubishi Materials Corp.	25,540	758,725
Mitsui Chemicals, Inc.	206,301	957,771
Mitsui Mining & Smelting Co., Ltd.	192,310	448,940
Nippon Paper Industries Co., Ltd.	32,117	557,527
Nippon Steel & Sumitomo Metal Corp.	158,268	3,407,183
Nitto Denko Corp.	16,759	1,161,342
Oji Holdings Corp.	187,400	771,342
Shin-Etsu Chemical Co., Ltd.	37,512	2,785,129
Showa Denko K.K.	46,663	632,302
Sumitomo Chemical Co., Ltd.	270,746	1,242,706
Sumitomo Metal Mining Co., Ltd.	86,612	1,161,465
Taiheiyo Cement Corp.	203,649	639,838
Teijin Ltd.	40,128	745,896
Toray Industries, Inc.	158,482	1,292,669
Tosoh Corp.	87,244	588,033
Toyo Seikan Group Holdings Ltd.	34,849	658,781
Ube Industries Ltd.	277,900	580,457
		29,611,919
Security	Number of Shares	Value ($)
Media 0.1%
Dentsu, Inc.	18,192	835,001
Hakuhodo DY Holdings, Inc.	47,783	556,898
		1,391,899
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	148,930	2,064,460
Chugai Pharmaceutical Co., Ltd.	11,050	311,780
Daiichi Sankyo Co., Ltd.	67,794	1,417,222
Eisai Co., Ltd.	18,154	1,052,962
Kyowa Hakko Kirin Co., Ltd.	21,767	311,762
Mitsubishi Tanabe Pharma Corp.	19,647	370,887
Otsuka Holdings Co., Ltd.	39,157	1,596,934
Shionogi & Co., Ltd.	11,318	537,368
Takeda Pharmaceutical Co., Ltd.	79,365	3,263,197
		10,926,572
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	7,165	1,117,714
Daiwa House Industry Co., Ltd.	52,927	1,510,541
Mitsubishi Estate Co., Ltd.	55,027	1,113,386
Mitsui Fudosan Co., Ltd.	55,157	1,302,382
Sumitomo Realty & Development Co., Ltd.	30,698	851,068
		5,895,091
Retailing 0.4%
Don Quijote Holdings Co., Ltd.	10,112	388,258
Fast Retailing Co., Ltd.	2,473	858,806
Isetan Mitsukoshi Holdings Ltd.	64,939	718,663
J Front Retailing Co., Ltd.	45,452	643,017
K's Holdings Corp.	27,992	518,839
Nitori Holdings Co., Ltd.	5,093	533,682
Shimamura Co., Ltd.	5,071	606,144
Takashimaya Co., Ltd.	61,694	513,823
Yamada Denki Co., Ltd.	228,599	1,225,802
		6,007,034
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	13,109	719,042
Tokyo Electron Ltd.	13,955	1,282,888
		2,001,930
Software & Services 0.4%
Fujitsu Ltd.	568,074	3,364,223
Nintendo Co., Ltd.	7,884	1,921,788
NTT Data Corp.	15,507	774,363
		6,060,374
Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	14,868	374,881
Brother Industries Ltd.	46,128	791,841
Canon, Inc.	184,038	5,266,997
FUJIFILM Holdings Corp.	61,221	2,282,926
Hitachi Ltd.	1,327,512	7,098,627
Ibiden Co., Ltd.	28,459	388,128
Japan Display, Inc. *	182,138	423,595
Keyence Corp.	797	547,188
Konica Minolta, Inc.	98,074	939,899
Kyocera Corp.	40,002	1,908,385
Murata Manufacturing Co., Ltd.	9,167	1,240,958
NEC Corp.	710,975	1,859,411
Nippon Electric Glass Co., Ltd.	128,865	689,874
Omron Corp.	24,553	909,330
Ricoh Co., Ltd.	168,689	1,363,487
Seiko Epson Corp.	39,952	803,984
TDK Corp.	15,897	1,072,868
		27,962,379

7

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 1.3%
KDDI Corp.	188,079	4,950,186
Nippon Telegraph & Telephone Corp.	152,970	6,209,015
NTT DOCOMO, Inc.	172,325	3,968,413
SoftBank Group Corp.	77,767	4,580,913
		19,708,527
Transportation 1.1%
ANA Holdings, Inc.	178,872	498,101
Central Japan Railway Co.	15,245	2,499,246
East Japan Railway Co.	34,893	2,990,610
Hankyu Hanshin Holdings, Inc.	23,014	730,138
Kawasaki Kisen Kaisha Ltd. (b)	286,991	632,189
Kintetsu Group Holdings Co., Ltd.	133,257	516,913
Mitsui OSK Lines Ltd.	412,293	1,063,795
Nagoya Railroad Co., Ltd.	96,930	477,228
Nippon Express Co., Ltd.	211,778	1,098,432
Nippon Yusen K.K.	614,115	1,142,590
Odakyu Electric Railway Co., Ltd.	16,199	318,023
Seino Holdings Co., Ltd.	44,778	499,476
Tobu Railway Co., Ltd.	93,426	449,317
Tokyu Corp.	91,843	688,349
West Japan Railway Co.	22,634	1,381,936
Yamato Holdings Co., Ltd.	52,689	1,059,606
		16,045,949
Utilities 0.9%
Chubu Electric Power Co., Inc.	137,919	1,943,297
Electric Power Development Co., Ltd.	21,195	466,701
Hokuriku Electric Power Co.	35,871	389,734
Kyushu Electric Power Co., Inc.	69,096	682,197
Osaka Gas Co., Ltd.	354,709	1,346,677
Shikoku Electric Power Co., Inc.	31,444	301,070
The Chugoku Electric Power Co., Inc.	60,588	692,313
The Kansai Electric Power Co., Inc. *	148,883	1,473,869
Toho Gas Co., Ltd.	58,122	462,140
Tohoku Electric Power Co., Inc.	88,300	1,032,989
Tokyo Electric Power Co. Holdings, Inc. *	565,857	2,110,573
Tokyo Gas Co., Ltd.	432,279	1,891,944
		12,793,504
		331,554,970

Luxembourg 0.6%
Energy 0.1%
Tenaris S.A.	67,268	1,075,363
Materials 0.4%
ArcelorMittal *	870,278	6,580,503
Media 0.1%
RTL Group S.A.	5,065	344,460
SES S.A.	28,556	617,810
		962,270
Telecommunication Services 0.0%
Millicom International Cellular S.A.	12,316	519,481
		9,137,617

Netherlands 5.5%
Banks 0.3%
ING Groep N.V.	294,366	4,012,584
Capital Goods 0.3%
Boskalis Westminster	12,172	380,260
Koninklijke Philips N.V.	120,830	3,478,708
		3,858,968
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Randstad Holding N.V.	16,559	841,577
RELX N.V.	50,882	822,588
Wolters Kluwer N.V.	18,620	671,966
		2,336,131
Energy 3.4%
Fugro N.V. CVA *	21,181	348,491
Royal Dutch Shell plc, A Shares	954,107	24,270,553
Royal Dutch Shell plc, B Shares	972,172	25,731,978
		50,351,022
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	282,922	5,585,300
Food, Beverage & Tobacco 0.1%
Heineken Holding N.V.	12,174	856,081
Heineken N.V.	15,397	1,155,079
		2,011,160
Household & Personal Products 0.3%
Unilever N.V. CVA	106,959	4,297,376
Insurance 0.2%
Aegon N.V.	334,096	1,700,454
Delta Lloyd N.V.	105,197	606,285
NN Group N.V.	14,221	457,547
		2,764,286
Materials 0.2%
Akzo Nobel N.V.	28,551	1,779,658
Koninklijke DSM N.V.	25,894	1,571,739
		3,351,397
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	10,343	1,071,072
NXP Semiconductor N.V. *	5,242	519,745
		1,590,817
Software & Services 0.0%
Gemalto N.V.	5,675	289,684
Telecommunication Services 0.1%
Koninklijke KPN N.V.	605,506	1,746,470
VimpelCom Ltd. ADR	114,484	384,666
		2,131,136
		82,579,861

New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	123,487	899,784
Telecommunication Services 0.1%
Spark New Zealand Ltd.	386,667	996,243
		1,896,027

Norway 1.0%
Banks 0.1%
DNB A.S.A.	108,999	1,605,572
Energy 0.5%
Statoil A.S.A.	420,114	7,199,995
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	35,159	632,297
Orkla A.S.A.	105,701	942,390
		1,574,687
Materials 0.2%
Norsk Hydro A.S.A.	260,630	1,228,886
Yara International A.S.A.	34,547	1,278,293
		2,507,179

8

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telenor A.S.A.	109,620	1,619,870
		14,507,303

Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	76,125	1,030,817
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	24,518	387,789
Utilities 0.1%
EDP - Energias de Portugal S.A.	561,398	1,624,013
		3,042,619

Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	138,382	1,695,479
Oversea-Chinese Banking Corp., Ltd.	219,400	1,390,779
United Overseas Bank Ltd.	98,544	1,404,135
		4,490,393
Capital Goods 0.1%
Keppel Corp., Ltd.	266,324	1,013,310
Sembcorp Industries Ltd.	185,527	349,709
		1,363,019
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	296,576	728,810
Media 0.0%
Singapore Press Holdings Ltd.	162,493	425,404
Real Estate 0.0%
CapitaLand Ltd.	160,120	344,296
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	17,891	501,483
Technology Hardware & Equipment 0.1%
Flex Ltd. *	81,935	1,166,754
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	737,521	1,946,265
Transportation 0.1%
ComfortDelGro Corp., Ltd.	214,435	377,252
Singapore Airlines Ltd.	103,447	722,194
		1,099,446
		12,065,870

Spain 3.8%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	830,099	5,130,194
Banco de Sabadell S.A.	475,595	593,809
Banco Popular Espanol S.A.	563,617	494,451
Banco Santander S.A.	3,950,576	18,074,791
CaixaBank S.A.	322,193	937,509
		25,230,754
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	37,620	1,108,824
Ferrovial S.A.	49,315	874,941
		1,983,765
Energy 0.4%
Repsol S.A.	477,172	6,377,917
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	79,222	361,871
Insurance 0.1%
Mapfre S.A.	230,221	691,138
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	9,666	189,693
Retailing 0.1%
Industria de Diseno Textil S.A.	46,821	1,603,025
Software & Services 0.0%
Amadeus IT Group S.A.	14,980	679,490
Telecommunication Services 0.7%
Telefonica S.A.	1,248,552	10,399,688
Transportation 0.1%
Abertis Infraestructuras S.A.	64,697	865,088
Utilities 0.6%
Acciona S.A.	5,746	390,286
Enagas S.A.	16,580	408,922
Endesa S.A.	101,260	2,095,160
Gas Natural SDG S.A.	57,474	984,640
Iberdrola S.A.	727,508	4,382,713
Red Electrica Corp. S.A.	31,496	561,304
		8,823,025
		57,205,454

Sweden 2.2%
Automobiles & Components 0.1%
Autoliv, Inc.	8,708	900,930
Banks 0.5%
Nordea Bank AB	296,466	3,111,737
Skandinaviska Enskilda Banken AB, A Shares	107,736	1,072,458
Svenska Handelsbanken AB, A Shares	103,432	1,434,066
Swedbank AB, A Shares	80,842	1,864,305
		7,482,566
Capital Goods 0.7%
Alfa Laval AB	29,605	443,818
Assa Abloy AB, B Shares	40,114	757,786
Atlas Copco AB, A Shares	56,033	1,693,372
Atlas Copco AB, B Shares	26,082	700,361
NCC AB, B Shares	10,453	249,436
Sandvik AB	141,061	1,668,529
Skanska AB, B Shares	52,677	1,209,654
SKF AB, B Shares	55,305	994,436
Trelleborg AB, B Shares	22,353	407,981
Volvo AB, A Shares	36,325	387,763
Volvo AB, B Shares	213,331	2,278,427
		10,791,563
Commercial & Professional Services 0.0%
Securitas AB, B Shares	41,341	606,770
Consumer Durables & Apparel 0.1%
Bonava AB, B Shares *	8,458	110,306
Electrolux AB, Series B	31,639	739,226
		849,532
Food, Beverage & Tobacco 0.0%
Swedish Match AB	15,879	495,015
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	17,575	268,422
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	50,606	1,348,470
Materials 0.1%
Boliden AB	45,089	1,163,366
SSAB AB, A Shares *(b)	67,312	259,930
SSAB AB, B Shares *	74,334	241,151
		1,664,447
Retailing 0.2%
Hennes & Mauritz AB, B Shares	83,363	2,419,080

9

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	8,916	315,517
Telefonaktiebolaget LM Ericsson, B Shares	508,224	2,614,337
		2,929,854
Telecommunication Services 0.2%
Tele2 AB, B Shares	133,088	1,015,603
Telia Co. AB	549,339	2,062,402
		3,078,005
		32,834,654

Switzerland 6.2%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	225,303	4,582,809
Geberit AG - Reg'd	1,403	554,368
Schindler Holding AG	2,426	430,114
Schindler Holding AG - Reg'd	604	105,781
Wolseley plc	33,019	1,916,246
		7,589,318
Commercial & Professional Services 0.2%
Adecco Group AG - Reg’d	27,257	1,676,386
SGS S.A. - Reg'd	294	589,645
		2,266,031
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. - Reg'd	37,587	2,451,928
The Swatch Group AG	2,936	861,503
The Swatch Group AG - Reg'd	5,749	330,159
		3,643,590
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	199,044	2,641,805
Julius Baer Group Ltd. *	7,626	336,363
UBS Group AG - Reg'd	129,875	2,061,630
		5,039,798
Food, Beverage & Tobacco 1.1%
Aryzta AG *	10,435	443,768
Chocoladefabriken Lindt & Sprungli AG	27	132,793
Chocoladefabriken Lindt & Sprungli AG - Reg'd	4	232,111
Coca-Cola HBC AG CDI *	24,176	513,494
Nestle S.A. - Reg'd	220,574	14,811,036
		16,133,202
Insurance 0.7%
Baloise Holding AG - Reg'd	3,715	446,756
Swiss Life Holding AG - Reg'd *	2,416	663,146
Swiss Re AG	42,644	3,918,400
Zurich Insurance Group AG *	20,700	5,415,550
		10,443,852
Materials 1.4%
Clariant AG - Reg'd *	20,803	335,536
Givaudan S.A. - Reg'd	390	693,742
Glencore plc *	4,425,098	15,441,711
LafargeHolcim Ltd. - Reg'd *	43,382	2,293,350
Sika AG	116	561,751
Syngenta AG - Reg'd	5,754	2,196,761
		21,522,851
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Actelion Ltd. - Reg'd *	2,569	494,305
Lonza Group AG - Reg'd *	2,211	394,166
Novartis AG - Reg'd	162,236	11,188,415
Roche Holding AG	40,236	8,954,500
Roche Holding AG, Bearer Shares	1,482	334,765
		21,366,151
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	129,584	1,326,515
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	27,827	1,882,218
Telecommunication Services 0.1%
Swisscom AG - Reg'd	2,683	1,144,420
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	4,911	640,240
		92,998,186

United Kingdom 15.5%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V.	228,996	1,770,879
GKN plc	185,657	718,843
		2,489,722
Banks 2.4%
Barclays plc	2,641,226	7,126,239
HSBC Holdings plc	2,459,290	19,517,394
Lloyds Banking Group plc	5,482,530	3,964,023
Royal Bank of Scotland Group plc *	388,787	943,813
Standard Chartered plc *	472,847	3,787,460
		35,338,929
Capital Goods 0.8%
Ashtead Group plc	24,521	480,075
BAE Systems plc	371,329	2,785,951
Balfour Beatty plc	165,149	552,365
Bunzl plc	22,663	583,292
Carillion plc	86,372	266,330
CNH Industrial N.V.	122,174	1,042,001
Cobham plc	168,254	345,386
DCC plc	7,979	611,097
IMI plc	32,927	399,048
Meggitt plc	79,796	470,969
Rolls-Royce Holdings plc *(d)(e)	10,571,306	13,208
Rolls-Royce Holdings plc *	254,171	2,148,302
Smiths Group plc	45,952	810,090
The Weir Group plc	30,533	689,715
Travis Perkins plc	29,101	487,935
		11,685,764
Commercial & Professional Services 0.2%
Aggreko plc	36,385	371,631
Babcock International Group plc	34,743	414,545
Capita plc	37,448	245,401
G4S plc	230,824	703,964
Intertek Group plc	7,597	312,182
RELX plc	49,828	856,008
		2,903,731
Consumer Durables & Apparel 0.1%
Barratt Developments plc	49,000	287,247
Berkeley Group Holdings plc	9,448	292,393
Burberry Group plc	39,508	705,373
Persimmon plc	12,913	274,270
Taylor Wimpey plc	161,518	299,270
		1,858,553
Consumer Services 0.3%
Carnival plc	12,089	610,806
Compass Group plc	114,796	1,966,373
InterContinental Hotels Group plc	14,770	605,464
Whitbread plc	10,349	447,897
William Hill plc	83,625	314,801
		3,945,341

10

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.1%
3i Group plc	53,763	462,812
Investec plc	46,082	299,389
Man Group plc	326,393	462,440
		1,224,641
Energy 2.6%
Amec Foster Wheeler plc	83,755	456,246
BP plc	6,280,705	36,053,568
John Wood Group plc	61,658	634,002
Petrofac Ltd.	35,098	348,400
Subsea 7 S.A. *	67,891	792,699
Tullow Oil plc *(b)	147,456	548,642
		38,833,557
Food & Staples Retailing 0.8%
Booker Group plc	175,201	377,377
J Sainsbury plc	748,266	2,159,581
Tesco plc *	2,784,554	7,260,720
Wm Morrison Supermarkets plc	969,733	2,635,197
		12,432,875
Food, Beverage & Tobacco 1.1%
Associated British Foods plc	25,337	807,229
British American Tobacco plc	138,013	7,575,865
Coca-Cola European Partners plc	17,300	561,558
Diageo plc	135,448	3,393,037
Imperial Brands plc	74,007	3,174,302
Tate & Lyle plc	69,460	588,391
		16,100,382
Health Care Equipment & Services 0.1%
Smith & Nephew plc	54,039	760,909
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	31,251	2,640,614
Unilever plc	82,993	3,313,980
		5,954,594
Insurance 0.7%
Admiral Group plc	16,530	392,606
Aviva plc	322,676	1,802,087
Direct Line Insurance Group plc	153,820	667,259
Legal & General Group plc	396,356	1,167,699
Old Mutual plc	472,600	1,121,296
Phoenix Group Holdings	34,846	308,674
Prudential plc	121,971	2,359,768
RSA Insurance Group plc	115,144	777,568
Standard Life plc	205,203	886,052
Willis Towers Watson plc	5,230	650,455
		10,133,464
Materials 2.0%
Anglo American plc *	585,333	8,666,085
Antofagasta plc	103,318	889,399
BHP Billiton plc	520,499	8,541,843
DS Smith plc	73,694	361,848
Johnson Matthey plc	30,991	1,211,941
Mondi plc	39,378	803,418
Rio Tinto plc	241,725	9,030,138
		29,504,672
Media 0.5%
Informa plc	49,076	398,245
ITV plc	204,936	430,159
Liberty Global plc, Class A *	17,793	557,277
Liberty Global plc, Series C *	44,531	1,355,969
Pearson plc	128,275	1,274,922
Sky plc	87,855	857,273
WPP plc	85,772	1,831,425
		6,705,270
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	154,295	7,999,249
GlaxoSmithKline plc	489,483	9,145,883
		17,145,132
Real Estate 0.0%
Land Securities Group plc	33,620	407,447
Retailing 0.3%
Debenhams plc	277,506	192,081
Inchcape plc	65,943	501,338
Kingfisher plc	421,133	1,857,884
Marks & Spencer Group plc	310,639	1,275,726
Next plc	13,642	835,853
		4,662,882
Software & Services 0.0%
The Sage Group plc	75,780	622,518
Telecommunication Services 0.9%
BT Group plc	587,307	2,620,334
Inmarsat plc	31,535	279,936
Vodafone Group plc	4,516,171	10,940,818
		13,841,088
Transportation 0.1%
easyJet plc	24,586	304,106
Firstgroup plc *	489,368	622,422
International Consolidated Airlines Group S.A.	55,899	302,757
Royal Mail plc	142,367	833,515
		2,062,800
Utilities 0.8%
Centrica plc	1,254,103	3,295,141
Drax Group plc	118,586	420,186
National Grid plc	367,063	4,188,014
Pennon Group plc	32,686	334,054
Severn Trent plc	22,412	612,394
SSE plc	162,709	2,998,508
United Utilities Group plc	59,834	660,101
		12,508,398
		231,122,669
Total Common Stock
(Cost $1,519,153,771)		1,474,335,648

Preferred Stock 0.6% of net assets

Germany 0.6%
Automobiles & Components 0.5%
Bayerische Motoren Werke AG	9,889	710,610
Volkswagen AG	45,559	5,886,469
		6,597,079
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	10,771	1,248,848
Materials 0.0%
Fuchs Petrolub SE	6,708	266,061
Utilities 0.0%
RWE AG	30,918	287,538
		8,399,526

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	144,356	299,681

11

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	7,484	118,292
Total Preferred Stock
(Cost $10,232,577)		8,817,499

Rights 0.0% of net assets

Canada 0.0%
Materials 0.0%
Yamana Gold, Inc. expires 12/21/16 *	9,726	2,387

Italy 0.0%
Banks 0.0%
Banco Popolare SC expires 12/27/16 *(d)(e)	116,226	—

Spain 0.0%
Banks 0.0%
CaixaBank S.A. expires 12/12/16 *	318,462	13,175
Telecommunication Services 0.0%
Telefonica S.A. expires 12/5/16 *(b)(d)(e)	1,199,175	399,537
		412,712
Total Rights
(Cost $455,024)		415,099

Other Investment Companies 0.5% of net assets

United States 0.5%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (a)	2,630,175	2,630,175
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.31% (a)	5,589,841	5,589,841
Total Other Investment Companies
(Cost $8,220,016)		8,220,016

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $1,539,466,850 and the unrealized appreciation and depreciation were $69,139,295 and ($116,817,883), respectively, with a net unrealized depreciation of ($47,678,588).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,346,841.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $213,407 or 0.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $1,021,674 or 0.1% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	102	8,339,010	(134,383)

12

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,145,636,983	$—	$—	$1,145,636,983
Australia [1]	72,776,608	—	—	72,776,608
Materials	24,761,579	—	37,809	24,799,388
United Kingdom[1]	219,436,905	—	—	219,436,905
Capital Goods	11,672,556	—	13,208	11,685,764
Preferred Stock[1]	8,817,499	—	—	8,817,499
Rights [1]	2,387	—	— *	2,387
Spain [1]	13,175	—	—	13,175
Telecommunication Services	—	—	399,537	399,537
Other Investment Companies[1]	8,220,016	—	—	8,220,016
Total	$1,491,337,708	$—	$450,554	$1,491,788,262
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($134,383)	$—	$—	($134,383)
*	Level 3 amount shown includes securities determined to have no value at November 30, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended November 30, 2016.
13

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	620,283,387	636,011,247
0.3%	Preferred Stock	1,687,206	1,629,876
0.0%	Rights	—	13,498
1.3%	Other Investment Companies	8,042,135	8,044,812
100.9%	Total Investments	630,012,728	645,699,433
(0.9%)	Other Assets and Liabilities, Net		(5,477,969)
100.0%	Net Assets		640,221,464

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.3%
Banks 0.1%
Bank of Queensland Ltd.	75,746	629,046
Genworth Mortgage Insurance Australia Ltd.	76,661	173,321
		802,367
Capital Goods 0.4%
GWA Group Ltd.	173,478	362,733
Monadelphous Group Ltd. (b)	119,581	940,953
Seven Group Holdings Ltd.	62,237	391,782
UGL Ltd. *	458,835	1,067,882
		2,763,350
Commercial & Professional Services 0.5%
ALS Ltd.	262,304	1,184,138
Cleanaway Waste Management Ltd.	824,935	673,501
McMillan Shakespeare Ltd.	6,819	49,778
Programmed Maintenance Services Ltd.	128,365	149,377
SAI Global Ltd.	89,785	313,777
SEEK Ltd.	31,168	341,052
Spotless Group Holdings Ltd.	505,044	343,299
		3,054,922
Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	48,404	368,004
Consumer Services 0.5%
Ardent Leisure Group	174,063	275,218
Aristocrat Leisure Ltd.	38,079	422,020
Crown Resorts Ltd.	100,659	873,126
Flight Centre Travel Group Ltd.	15,715	387,808
InvoCare Ltd.	20,304	193,671
Navitas Ltd.	78,867	300,678
The Star Entertainment Grp Ltd.	187,328	730,790
		3,183,311
Diversified Financials 0.4%
ASX Ltd.	24,901	895,252
Challenger Ltd.	83,672	658,394
IOOF Holdings Ltd.	58,291	376,848
Perpetual Ltd.	10,949	384,825
		2,315,319
Security	Number of Shares	Value ($)
Energy 0.3%
AWE Ltd. *	398,659	176,730
Beach Energy Ltd.	763,191	451,107
Washington H Soul Pattinson & Co., Ltd.	17,170	186,485
Whitehaven Coal Ltd. *	543,122	1,103,535
		1,917,857
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	52,214	190,963
GrainCorp Ltd., Class A	137,638	880,668
Treasury Wine Estates Ltd.	111,962	892,582
		1,964,213
Health Care Equipment & Services 0.7%
Ansell Ltd.	35,052	585,040
Australian Pharmaceutical Industries Ltd.	289,976	408,144
Cochlear Ltd.	7,037	617,155
Healthscope Ltd.	121,552	202,069
Primary Health Care Ltd.	283,645	769,126
Ramsay Health Care Ltd.	15,066	788,222
Sigma Pharmaceuticals Ltd.	1,060,114	963,416
		4,333,172
Insurance 0.1%
nib Holdings Ltd.	143,836	517,550
Materials 0.7%
Adelaide Brighton Ltd.	138,132	522,541
DuluxGroup Ltd.	65,967	285,615
Mineral Resources Ltd.	71,463	663,701
Nufarm Ltd.	70,890	447,300
OceanaGold Corp.	97,984	271,813
Orora Ltd.	307,586	629,510
OZ Minerals Ltd.	244,091	1,419,328
Resolute Mining Ltd.	88,880	81,101
Western Areas Ltd. *	120,465	265,237
		4,586,146
Media 0.4%
APN News & Media Ltd. *	82,438	161,410
Event Hospitality & Entertainment Ltd.	22,341	229,442
Fairfax Media Ltd.	1,473,272	876,264
Nine Entertainment Co. Holdings Ltd.	323,643	221,189
NZME Ltd.	1,599	614
Seven West Media Ltd.	934,932	473,181
Southern Cross Media Group Ltd.	356,103	355,194
Village Roadshow Ltd.	40,885	132,613
		2,449,907
Real Estate 0.6%
Charter Hall Retail REIT	64,307	201,931
Cromwell Property Group	98,310	66,825
Dexus Property Group	165,262	1,113,587
Goodman Group	184,002	908,145
Investa Office Fund	106,730	347,761
The GPT Group	241,601	863,973
Vicinity Centres	299,830	646,866
		4,149,088

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 0.6%
AP Eagers Ltd.	18,458	124,649
Automotive Holdings Group Ltd.	163,305	442,814
Harvey Norman Holdings Ltd.	170,479	598,302
JB Hi-Fi Ltd.	44,296	905,914
Myer Holdings Ltd.	1,107,238	1,043,055
Premier Investments Ltd.	29,178	297,072
Super Retail Group Ltd.	48,805	346,532
		3,758,338
Software & Services 0.2%
carsales.com Ltd.	24,448	190,208
Computershare Ltd.	118,530	1,015,880
IRESS Ltd.	26,216	223,526
		1,429,614
Telecommunication Services 0.0%
TPG Telecom Ltd.	8,747	46,144
Transportation 0.3%
Qantas Airways Ltd.	491,541	1,198,477
Qube Holdings Ltd.	127,895	223,009
Sydney Airport	130,601	605,986
		2,027,472
Utilities 0.1%
AusNet Services	551,302	604,884
		40,271,658

Austria 0.9%
Capital Goods 0.2%
ANDRITZ AG	15,154	782,548
Zumtobel Group AG	10,681	186,272
		968,820
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	3,908	277,921
Insurance 0.1%
UNIQA Insurance Group AG	27,039	186,210
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,860	486,092
		672,302
Materials 0.3%
Lenzing AG	3,445	440,362
RHI AG	17,748	428,975
Wienerberger AG	44,996	797,359
		1,666,696
Real Estate 0.1%
BUWOG AG *	5,965	138,734
CA Immobilien Anlagen AG *	4,346	79,296
Conwert Immobilien Invest SE *	4,772	81,855
IMMOFINANZ AG *	182,602	380,435
		680,320
Semiconductors & Semiconductor Equipment 0.0%
ams AG	7,649	223,767
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG	6,190	65,558
Telecommunication Services 0.0%
Telekom Austria AG *	56,201	312,100
Transportation 0.1%
Oesterreichische Post AG *	17,531	568,321
Utilities 0.1%
Verbund AG	21,965	321,313
		5,757,118

Security	Number of Shares	Value ($)
Belgium 1.1%
Capital Goods 0.0%
Cie d'Entreprises CFE	788	80,247
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	2,446	320,967
Gimv N.V.	7,732	413,796
		734,763
Energy 0.0%
Euronav N.V.	10,321	77,154
Health Care Equipment & Services 0.0%
AGFA-Gevaert N.V. *	61,291	280,875
Household & Personal Products 0.0%
Ontex Group N.V.	8,475	230,196
Materials 0.3%
Bekaert N.V.	21,045	878,582
Nyrstar N.V. *(b)	61,604	429,085
Tessenderlo Chemie N.V. *	10,817	371,894
		1,679,561
Media 0.1%
Telenet Group Holding N.V. *	17,527	926,285
Real Estate 0.1%
Befimmo S.A.	4,514	250,867
Cofinimmo S.A.	3,744	413,844
		664,711
Retailing 0.1%
D'Ieteren S.A. N.V.	8,460	333,443
Technology Hardware & Equipment 0.1%
Barco N.V.	5,410	415,039
EVS Broadcast Equipment S.A.	7,431	241,608
		656,647
Telecommunication Services 0.1%
Orange Belgium S.A. *	24,078	500,622
Transportation 0.1%
bpost S.A.	24,384	548,371
Utilities 0.1%
Elia System Operator S.A. N.V.	10,706	529,062
		7,241,937

Canada 8.5%
Automobiles & Components 0.1%
Linamar Corp.	15,318	589,435
Martinrea International, Inc.	54,977	310,334
		899,769
Banks 0.3%
Canadian Western Bank	21,140	458,458
Genworth MI Canada, Inc.	18,892	459,022
Home Capital Group, Inc. (b)	16,951	374,672
Laurentian Bank of Canada	9,219	365,784
		1,657,936
Capital Goods 0.8%
Aecon Group, Inc.	41,554	483,035
Ag Growth International, Inc.	6,518	262,737
ATS Automation Tooling Systems, Inc. *	20,522	160,257
Bird Construction, Inc.	27,257	188,525
CAE, Inc.	61,679	908,717
MacDonald, Dettwiler & Associates Ltd.	7,425	388,037
New Flyer Industries, Inc.	10,062	316,617
Richelieu Hardware Ltd.	7,847	157,278
Russel Metals, Inc.	57,347	1,102,499

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toromont Industries Ltd.	21,578	706,749
WSP Global, Inc.	14,826	525,184
		5,199,635
Commercial & Professional Services 0.6%
Morneau Shepell, Inc.	16,731	234,553
Ritchie Bros. Auctioneers, Inc.	13,316	507,050
Stantec, Inc.	20,731	552,734
Transcontinental, Inc., Class A	46,993	651,807
Waste Connections, Inc.	27,764	2,118,125
		4,064,269
Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	26,901	736,246
Gildan Activewear, Inc.	32,138	872,884
		1,609,130
Consumer Services 0.1%
Enercare, Inc.	17,506	236,173
Great Canadian Gaming Corp. *	16,824	298,668
Restaurant Brands International, Inc.	3,433	163,327
		698,168
Diversified Financials 0.1%
AGF Management Ltd., Class B	123,759	493,342
TMX Group Ltd.	5,520	277,971
		771,313
Energy 2.0%
AltaGas Ltd.	32,745	794,881
Bonavista Energy Corp.	452,485	1,510,975
Bonterra Energy Corp.	12,388	244,056
Canadian Energy Services & Technology Corp.	66,297	344,650
Canyon Services Group, Inc.	59,739	243,026
Crew Energy, Inc. *	48,963	269,468
Enerflex Ltd.	50,555	641,431
Ensign Energy Services, Inc.	151,356	1,034,480
Gran Tierra Energy, Inc. *	137,825	393,610
MEG Energy Corp. *	73,956	373,465
Mullen Group Ltd.	58,349	778,507
Parex Resources, Inc. *	12,844	167,547
Parkland Fuel Corp.	46,570	965,619
Pason Systems, Inc.	20,463	242,585
Peyto Exploration & Development Corp.	24,630	605,584
Precision Drilling Corp. *	218,424	1,156,611
Secure Energy Services, Inc.	43,170	305,972
ShawCor Ltd.	36,642	900,108
Tourmaline Oil Corp. *	13,224	356,417
Trinidad Drilling Ltd.	248,148	516,744
Veresen, Inc.	64,757	594,304
Whitecap Resources, Inc.	21,575	192,067
		12,632,107
Food & Staples Retailing 0.2%
The Jean Coutu Group PJC, Inc., A Shares	40,128	618,065
The North West Co., Inc.	23,243	433,019
		1,051,084
Food, Beverage & Tobacco 0.2%
Cott Corp.	33,913	385,134
Maple Leaf Foods, Inc.	33,724	733,872
		1,119,006
Health Care Equipment & Services 0.0%
Chartwell Retirement Residences	6,360	68,775
Extendicare, Inc.	22,969	166,895
Medical Facilities Corp.	6,749	84,074
		319,744
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	25,162	1,065,727
Security	Number of Shares	Value ($)
Materials 1.5%
Alamos Gold, Inc., Class A	48,028	305,399
Canam Group, Inc.	7,616	54,376
Canfor Corp. *	37,190	406,307
Cascades, Inc.	55,500	482,519
CCL Industries, Inc., Class B	2,307	401,057
Centerra Gold, Inc.	80,893	417,520
Chemtrade Logistics Income Fund	23,478	309,059
Dominion Diamond Corp.	28,089	268,022
Eldorado Gold Corp. *	193,759	533,176
Franco-Nevada Corp.	7,887	457,699
HudBay Minerals, Inc.	84,877	571,907
IAMGOLD Corp. *	320,023	1,170,990
Interfor Corp. *	24,160	267,905
Intertape Polymer Group, Inc.	4,901	89,957
Labrador Iron Ore Royalty Corp.	20,142	261,250
Lundin Mining Corp. *	167,672	821,775
Nevsun Resources Ltd.	73,412	235,316
New Gold, Inc. *	89,559	319,045
Norbord, Inc.	3,475	86,888
Pan American Silver Corp.	44,466	748,375
Resolute Forest Products, Inc. *	138,261	642,914
SEMAFO, Inc. *	64,820	197,169
Silver Wheaton Corp.	36,976	672,091
Stella-Jones, Inc.	1,960	65,785
Western Forest Products, Inc.	89,593	120,603
		9,907,104
Media 0.4%
Aimia, Inc.	72,935	453,471
Cineplex, Inc.	16,697	624,741
Cogeco Communications, Inc.	8,072	387,511
Corus Entertainment, Inc., B Shares	52,022	469,691
Entertainment One Ltd.	117,403	321,970
		2,257,384
Real Estate 0.6%
Artis Real Estate Investment Trust	25,132	220,554
Boardwalk Real Estate Investment Trust	6,421	212,983
Canadian Apartment Properties REIT	10,720	243,484
Canadian Real Estate Investment Trust	6,952	234,267
Colliers International Group, Inc.	4,453	157,408
Cominar Real Estate Investment Trust	20,145	209,750
Dream Global Real Estate Investment Trust	10,599	72,363
Dream Office Real Estate Investment Trust	22,388	301,037
First Capital Realty, Inc.	20,701	313,456
Granite Real Estate Investment Trust	11,654	378,153
H&R Real Estate Investment Trust	24,600	399,023
RioCan Real Estate Investment Trust	33,489	666,990
Smart Real Estate Investment Trust	13,753	318,305
		3,727,773
Retailing 0.1%
AutoCanada, Inc.	8,212	123,736
Hudson's Bay Co.	44,152	484,996
Uni-Select, Inc.	14,321	322,824
		931,556
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *(b)	9,887	113,997
Software & Services 0.2%
Constellation Software, Inc.	804	374,578
DH Corp.	18,335	256,357
Open Text Corp.	10,299	655,579
		1,286,514
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	9,826	272,433

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.4%
Air Canada *	28,619	287,339
Exchange Income Corp.	8,476	265,891
Student Transportation, Inc.	14,879	84,985
TransForce, Inc.	43,230	1,099,880
WestJet Airlines Ltd.	16,900	264,699
Westshore Terminals Investment Corp.	19,857	408,925
		2,411,719
Utilities 0.4%
Algonquin Power & Utilities Corp.	8,220	68,041
Capital Power Corp.	53,680	931,795
Hydro One Ltd. (c)	3,965	68,059
Innergex Renewable Energy, Inc.	6,850	70,151
Just Energy Group, Inc.	55,095	301,166
Northland Power, Inc.	22,136	357,574
Superior Plus Corp.	93,098	830,861
Valener, Inc.	10,530	163,205
		2,790,852
		54,787,220

Denmark 1.2%
Banks 0.1%
Jyske Bank A/S - Reg’d	10,301	450,015
Sydbank A/S	17,039	501,676
		951,691
Capital Goods 0.4%
FLSmidth & Co. A/S (b)	26,333	1,080,563
NKT Holding A/S	11,723	798,961
Per Aarsleff Holding A/S, Class B	8,133	185,537
Rockwool International A/S, B Shares	2,828	456,441
		2,521,502
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	3,860	152,284
Schouw & Co.	4,714	314,554
		466,838
Health Care Equipment & Services 0.1%
GN Store Nord A/S	28,112	549,125
William Demant Holding A/S *	13,751	232,922
		782,047
Insurance 0.1%
Topdanmark A/S *	11,889	301,565
Tryg A/S	22,783	410,273
		711,838
Materials 0.2%
Chr Hansen Holding A/S	6,168	341,748
Novozymes A/S, B Shares	19,434	658,921
		1,000,669
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	11,519	439,501
Retailing 0.0%
Matas A/S	10,591	147,986
Software & Services 0.0%
SimCorp A/S	4,781	227,475
Transportation 0.1%
D/S Norden A/S *(b)	28,121	428,615
Dfds A/S	8,562	352,803
		781,418
		8,030,965

Security	Number of Shares	Value ($)
Finland 1.7%
Capital Goods 0.6%
Cargotec Oyj, B Shares	14,556	589,383
Cramo Oyj	14,533	364,603
Konecranes Oyj	20,018	690,990
PKC Group Oyj	11,211	171,254
Ramirent Oyj	37,358	266,309
Uponor Oyj	17,758	286,521
Valmet Oyj	47,337	723,599
YIT Oyj	120,242	963,023
		4,055,682
Commercial & Professional Services 0.1%
Caverion Corp. (b)	54,184	374,184
Lassila & Tikanoja Oyj	13,769	274,742
		648,926
Consumer Durables & Apparel 0.1%
Amer Sports Oyj	23,187	618,854
Materials 0.6%
Huhtamaki Oyj	19,232	724,246
Kemira Oyj	48,498	589,064
Metsa Board Oyj	58,583	380,637
Outokumpu Oyj *	129,669	1,002,760
Outotec Oyj *	126,897	675,754
Tikkurila Oyj	16,012	283,319
		3,655,780
Media 0.1%
Sanoma Oyj	102,970	834,521
Real Estate 0.1%
Sponda Oyj	61,212	263,241
Software & Services 0.1%
Tieto Oyj	28,772	730,681
		10,807,685

France 3.6%
Automobiles & Components 0.1%
Plastic Omnium S.A.	15,363	468,296
Capital Goods 0.3%
Dassault Aviation S.A.	121	132,272
Nexans S.A. *	22,279	1,164,189
SPIE S.A.	7,541	139,511
Tarkett S.A.	5,835	200,672
		1,636,644
Commercial & Professional Services 0.3%
Edenred	46,562	982,673
Elis S.A.	4,088	63,617
Societe BIC S.A.	5,798	750,671
		1,796,961
Consumer Durables & Apparel 0.1%
SEB S.A.	7,077	951,172
Consumer Services 0.1%
Elior Group (c)	16,709	346,965
Diversified Financials 0.0%
Amundi S.A. (c)	1,613	79,308
Energy 0.1%
Bourbon Corp. (b)	22,738	265,084
Etablissements Maurel et Prom *	95,060	415,459
		680,543
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	4,247	356,948

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
BioMerieux	3,182	442,692
Korian S.A.	4,477	117,021
Orpea	5,149	398,184
		957,897
Insurance 0.1%
Coface S.A. *	40,589	238,750
Euler Hermes Group	5,344	449,261
		688,011
Materials 0.3%
Eramet *	8,961	565,597
Imerys S.A.	13,538	944,243
Vicat S.A.	7,881	456,632
		1,966,472
Media 0.4%
Havas S.A.	37,128	299,920
IPSOS	16,006	465,399
JCDecaux S.A.	15,901	414,947
Metropole Television S.A.	34,819	594,669
Technicolor S.A. - Reg'd	94,952	468,371
Television Francaise 1 S.A. (b)	63,334	581,215
		2,824,521
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	5,535	375,484
Real Estate 0.5%
Fonciere Des Regions	8,747	687,839
Gecina S.A.	5,100	670,309
ICADE	11,058	764,817
Mercialys S.A.	15,917	310,848
Nexity S.A. *	14,671	678,780
		3,112,593
Retailing 0.1%
Groupe Fnac S.A. *	8,286	601,749
Software & Services 0.4%
Alten S.A.	7,789	534,258
Altran Technologies S.A. *	24,680	314,952
Dassault Systemes S.A.	9,623	735,186
Sopra Steria Group	2,423	242,972
UBISOFT Entertainment S.A. *	22,056	768,240
		2,595,608
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	4,638	361,718
Neopost S.A.	41,324	1,224,353
		1,586,071
Telecommunication Services 0.1%
Iliad S.A.	3,379	643,408
SFR Group S.A.	2,637	66,688
		710,096
Transportation 0.2%
Aeroports de Paris	6,522	642,109
Europcar Groupe S.A. *(c)	14,209	127,909
Groupe Eurotunnel SE - Reg'd	69,157	608,902
		1,378,920
		23,114,259

Germany 2.9%
Automobiles & Components 0.2%
ElringKlinger AG	13,850	195,038
Grammer AG	5,829	289,352
Hella KGaA Hueck & Co.	9,278	323,608
SAF-Holland S.A.	21,857	302,112
		1,110,110
Security	Number of Shares	Value ($)
Banks 0.1%
Aareal Bank AG	10,367	368,245
Capital Goods 0.6%
BayWa AG (b)	16,037	506,959
Deutz AG	77,074	421,391
Duerr AG	4,805	383,968
Heidelberger Druckmaschinen AG *	117,856	298,426
Indus Holding AG	7,174	393,142
KION Group AG	12,506	709,485
Krones AG	3,551	322,183
Norma Group SE	5,796	229,581
Pfeiffer Vacuum Technology AG	2,443	216,393
SGL Carbon SE *(b)	16,525	155,138
Vossloh AG *(b)	4,014	232,149
Wacker Neuson SE	18,111	260,997
		4,129,812
Commercial & Professional Services 0.0%
Bertrandt AG	688	72,290
Consumer Durables & Apparel 0.0%
Gerry Weber International AG	19,882	229,679
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	5,727	196,229
Rhoen-Klinikum AG	22,174	586,290
		782,519
Insurance 0.1%
Talanx AG *	14,941	474,928
Materials 0.4%
Covestro AG (c)	9,990	642,520
Symrise AG	15,766	955,140
Wacker Chemie AG	7,392	653,426
		2,251,086
Media 0.1%
Axel Springer SE	14,010	601,457
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	6,949	507,528
STADA Arzneimittel AG	18,061	883,043
		1,390,571
Real Estate 0.1%
Deutsche Wohnen AG	14,884	458,827
LEG Immobilien AG *	5,044	382,573
TAG Immobilien AG	5,799	72,711
		914,111
Retailing 0.0%
Fielmann AG	4,210	265,234
Semiconductors & Semiconductor Equipment 0.1%
AIXTRON SE *(b)	48,385	198,635
Siltronic AG *	10,187	409,075
SMA Solar Technology AG (b)	10,268	248,725
		856,435
Software & Services 0.3%
Bechtle AG	4,573	426,261
CANCOM SE	1,408	63,583
Software AG	14,885	525,412
United Internet AG - Reg'd	12,595	482,391
Wirecard AG	5,135	229,300
		1,726,947
Technology Hardware & Equipment 0.2%
Jenoptik AG	15,066	253,794
Wincor Nixdorf AG *	11,959	830,433
		1,084,227

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Drillisch AG (b)	6,251	241,006
Telefonica Deutschland Holding AG	180,394	708,422
		949,428
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	11,413	663,458
Hamburger Hafen und Logistik AG	11,179	195,668
Hapag-Lloyd AG *(c)	6,692	127,780
Sixt SE	5,341	281,757
		1,268,663
		18,475,742

Hong Kong 4.5%
Automobiles & Components 0.1%
Minth Group Ltd.	112,230	367,509
Xinyi Glass Holdings Ltd. *	542,434	404,204
		771,713
Banks 0.1%
The Bank of East Asia Ltd.	208,986	866,212
Capital Goods 0.1%
Hopewell Holdings Ltd.	65,062	237,378
NWS Holdings Ltd.	366,675	633,449
		870,827
Consumer Durables & Apparel 0.4%
Global Brands Group Holding Ltd. *	3,896,488	607,833
Pacific Textiles Holdings Ltd.	310,773	361,790
Stella International Holdings Ltd.	214,525	363,412
Techtronic Industries Co., Ltd.	202,946	791,465
Texwinca Holdings Ltd.	314,280	230,140
		2,354,640
Consumer Services 0.5%
Cafe de Coral Holdings Ltd.	97,519	350,767
Melco Crown Entertainment Ltd. ADR	15,388	302,528
MGM China Holdings Ltd.	302,926	672,505
Shangri-La Asia Ltd.	386,635	421,196
Wynn Macau Ltd.	604,861	1,121,348
		2,868,344
Diversified Financials 0.2%
First Pacific Co., Ltd.	1,299,395	912,985
Sun Hung Kai & Co., Ltd.	320,412	199,518
		1,112,503
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	706,102	213,014
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	84,972	594,804
Sun Art Retail Group Ltd.	869,695	737,766
		1,332,570
Food, Beverage & Tobacco 0.3%
C.P. Pokphand Co., Ltd.	2,380,261	288,455
Tingyi Cayman Islands Holding Corp.	784,512	932,516
Uni-President China Holdings Ltd.	250,680	174,841
Vitasoy International Holdings Ltd.	86,122	178,092
WH Group Ltd. (c)	686,497	570,853
		2,144,757
Materials 0.2%
Huabao International Holdings Ltd. *	1,009,025	426,679
MMG Ltd. *(b)	1,107,555	311,277
Shougang Fushan Resources Group Ltd.	2,334,825	502,686
Yingde Gases Group Co., Ltd.	578,070	228,049
		1,468,691
Security	Number of Shares	Value ($)
Media 0.1%
Television Broadcasts Ltd.	108,437	386,544
Real Estate 0.8%
Great Eagle Holdings Ltd.	56,090	248,392
Hang Lung Group Ltd.	225,109	827,110
Hang Lung Properties Ltd.	401,598	905,021
Henderson Land Development Co., Ltd.	95,807	529,266
Hysan Development Co., Ltd.	54,999	242,497
Kerry Properties Ltd.	224,505	642,547
Shui On Land Ltd.	1,103,155	261,686
Sino Land Co., Ltd.	502,491	790,340
Swire Properties Ltd.	164,301	496,717
		4,943,576
Retailing 0.3%
Chow Tai Fook Jewellery Group Ltd. (c)	450,725	368,987
Giordano International Ltd.	676,014	361,684
Luk Fook Holdings International Ltd.	235,134	680,546
Sa Sa International Holdings Ltd.	590,468	264,912
		1,676,129
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	65,460	654,461
Semiconductor Manufacturing International Corp. *	6,509,124	881,125
		1,535,586
Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	56,263	509,197
FIH Mobile Ltd.	1,642,700	529,449
Ju Teng International Holdings Ltd.	531,300	180,830
Truly International Holdings Ltd.	945,380	376,609
VTech Holdings Ltd.	66,815	862,251
		2,458,336
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	813,617	271,672
PCCW Ltd.	1,369,768	796,433
SmarTone Telecommunications Holdings Ltd.	130,583	179,798
		1,247,903
Transportation 0.4%
Cathay Pacific Airways Ltd.	501,521	678,898
Kerry Logistics Network Ltd.	139,040	186,064
Orient Overseas International Ltd.	196,611	784,502
Pacific Basin Shipping Ltd. *	2,720,080	445,360
SITC International Holdings Co., Ltd.	381,645	236,171
		2,330,995
Utilities 0.0%
HK Electric Investments & HK Electric Investments Ltd. (c)	85,420	75,325
		28,657,665

Ireland 0.8%
Banks 0.0%
Permanent TSB Group Holdings plc *	34,097	92,957
Capital Goods 0.2%
AerCap Holdings N.V. *	16,070	688,600
Fly Leasing Ltd. ADR *	6,889	95,206
Kingspan Group plc	19,786	528,922
		1,312,728
Consumer Services 0.1%
Paddy Power Betfair plc	5,374	561,523
Food & Staples Retailing 0.1%
Total Produce plc	196,863	363,577

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
C&C Group plc	91,568	337,933
Glanbia plc	24,656	418,089
Origin Enterprises plc	25,769	164,616
		920,638
Health Care Equipment & Services 0.1%
UDG Healthcare plc	58,438	480,057
Materials 0.1%
James Hardie Industries plc CDI	47,347	728,332
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	5,452	412,389
Jazz Pharmaceuticals plc *	1,744	180,731
		593,120
Transportation 0.0%
Irish Continental Group plc	39,102	173,384
		5,226,316

Israel 1.0%
Banks 0.2%
First International Bank of Israel Ltd.	11,636	159,642
Israel Discount Bank Ltd., A Shares *	344,842	703,374
Mizrahi Tefahot Bank Ltd.	26,941	377,423
		1,240,439
Capital Goods 0.1%
Elbit Systems Ltd.	4,772	482,689
Shikun & Binui Ltd.	121,505	225,110
		707,799
Energy 0.2%
Delek Group Ltd.	2,435	517,308
Oil Refineries Ltd. *	792,823	299,850
Paz Oil Co., Ltd.	3,294	549,014
		1,366,172
Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	60,767	259,305
Materials 0.1%
The Israel Corp., Ltd. *	3,305	509,728
Real Estate 0.1%
Azrieli Group	2,234	97,485
Gazit-Globe Ltd.	22,813	206,834
		304,319
Retailing 0.0%
Delek Automotive Systems Ltd.	11,064	97,253
Software & Services 0.1%
NICE Ltd.	7,271	480,194
Telecommunication Services 0.2%
B Communications Ltd.	14,353	316,156
Cellcom Israel Ltd. *	80,241	654,251
Partner Communications Co., Ltd. *	88,223	434,914
		1,405,321
		6,370,530

Italy 2.4%
Automobiles & Components 0.2%
Brembo S.p.A.	4,695	269,443
Ferrari N.V.	11,502	630,808
Piaggio & C S.p.A.	71,439	114,886
		1,015,137
Security	Number of Shares	Value ($)
Banks 0.4%
Banca Carige S.p.A. *(b)	1,080,364	294,076
Banca Popolare di Milano Scarl	1,553,712	503,848
Banca Popolare di Sondrio Scarl	234,331	742,752
Credito Valtellinese Scarl	629,415	194,630
Mediobanca S.p.A.	129,688	895,600
		2,630,906
Capital Goods 0.3%
Astaldi S.p.A. (b)	47,769	214,146
C.I.R. - Compagnie Industriali Riunite S.p.A	317,395	326,423
Danieli & C Officine Meccaniche S.p.A.	6,396	116,021
Danieli & C Officine Meccaniche S.p.A. - RSP	19,410	264,171
Interpump Group S.p.A.	12,189	196,408
Italmobiliare S.p.A.	4,707	209,714
Salini Impregilo S.p.A	67,930	187,645
Trevi Finanziaria Industriale S.p.A. *	202,876	174,321
		1,688,849
Consumer Durables & Apparel 0.2%
De'Longhi S.p.A.	9,215	205,085
Prada S.p.A.	156,325	554,226
Safilo Group S.p.A. *	22,733	182,673
Tod's S.p.A. (b)	3,995	228,846
		1,170,830
Consumer Services 0.1%
Autogrill S.p.A.	43,638	359,683
Diversified Financials 0.1%
Anima Holding S.p.A. (c)	19,578	96,365
Azimut Holding S.p.A.	10,964	163,759
Banca Generali S.p.A.	6,597	138,912
Cerved Information Solutions S.p.A.	20,025	161,974
		561,010
Energy 0.1%
Saras S.p.A.	249,632	443,026
Food & Staples Retailing 0.0%
MARR S.p.A.	10,256	178,098
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	41,877	404,250
Parmalat S.p.A.	132,172	351,081
		755,331
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	3,081	166,358
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	51,342	289,474
Unipol Gruppo Finanziario S.p.A.	156,531	484,196
UnipolSai S.p.A.	206,261	393,843
		1,167,513
Materials 0.1%
Buzzi Unicem S.p.A.	31,273	665,147
Media 0.0%
RCS MediaGroup S.p.A. *	345,115	284,824
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	13,039	355,338
Real Estate 0.0%
Beni Stabili S.p.A. *	309,331	164,069
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	26,657	182,391
Transportation 0.1%
Ansaldo STS S.p.A.	22,530	251,904
ASTM S.p.A.	25,770	250,816
Societa Iniziative Autostradali e Servizi S.p.A.	41,551	338,293
		841,013

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.4%
A2A S.p.A.	779,083	929,757
ACEA S.p.A.	20,721	223,765
ERG S.p.A.	44,163	429,831
Hera S.p.A.	292,329	606,251
Iren S.p.A.	309,333	462,678
		2,652,282
		15,281,805

Japan 39.7%
Automobiles & Components 2.6%
Aisan Industry Co., Ltd.	28,623	233,365
Akebono Brake Industry Co., Ltd. *	112,643	303,492
Eagle Industry Co., Ltd.	5,825	77,960
Exedy Corp.	25,068	691,903
FCC Co., Ltd.	22,751	394,940
Futaba Industrial Co., Ltd.	100,453	610,062
G-Tekt Corp.	21,597	401,254
Kasai Kogyo Co., Ltd.	17,203	190,230
Keihin Corp.	37,826	620,778
KYB Corp.	188,192	858,834
Mitsuba Corp.	18,928	270,435
Musashi Seimitsu Industry Co., Ltd.	15,317	381,228
Nifco, Inc.	9,446	520,610
Nippon Seiki Co., Ltd.	23,898	486,370
Nissan Shatai Co., Ltd.	80,243	795,071
Nissin Kogyo Co., Ltd.	29,813	439,561
NOK Corp.	45,640	911,238
Pacific Industrial Co., Ltd.	24,422	306,494
Piolax, Inc.	3,086	186,062
Press Kogyo Co., Ltd.	100,453	439,914
Sanden Holdings Corp.	109,947	352,193
Showa Corp.	60,716	364,472
Sumitomo Riko Co., Ltd.	38,061	339,374
Tachi-S Co., Ltd.	31,238	466,055
Takata Corp. *(b)	91,730	466,922
Tokai Rika Co., Ltd.	38,437	756,630
Topre Corp.	10,338	245,328
Toyo Tire & Rubber Co., Ltd.	41,833	512,885
Toyoda Gosei Co., Ltd.	47,505	1,029,772
Toyota Boshoku Corp.	45,424	1,036,885
TPR Co., Ltd.	4,154	116,660
TS Tech Co., Ltd.	27,161	718,684
Unipres Corp.	35,777	687,941
Yorozu Corp.	17,450	246,256
		16,459,858
Banks 2.2%
Fukuoka Financial Group, Inc.	240,059	1,042,865
Hokuhoku Financial Group, Inc.	40,523	659,350
Mebuki Financial Group, Inc.	191,897	700,594
Nishi-Nippon Financial Holdings, Inc. *	54,185	511,202
North Pacific Bank Ltd.	376,165	1,478,976
Senshu Ikeda Holdings, Inc.	52,160	226,136
Seven Bank Ltd.	94,147	269,357
Shinsei Bank Ltd.	346,916	557,160
Suruga Bank Ltd.	20,278	458,611
The 77 Bank Ltd.	56,389	266,740
The Awa Bank Ltd.	37,400	221,226
The Bank of Kyoto Ltd.	47,835	332,908
The Chiba Bank Ltd.	168,604	1,003,234
The Chugoku Bank Ltd.	33,025	448,082
The Daishi Bank Ltd.	59,722	251,582
The Gunma Bank Ltd.	96,377	491,422
The Hachijuni Bank Ltd.	86,825	467,100
The Hiroshima Bank Ltd.	86,062	380,668
The Hokkoku Bank Ltd.	28,670	99,890
The Hyakugo Bank Ltd.	47,796	182,887
Security	Number of Shares	Value ($)
The Iyo Bank Ltd.	52,912	340,843
The Juroku Bank Ltd.	83,627	269,350
The Keiyo Bank Ltd.	64,329	275,506
The Kiyo Bank Ltd.	36,419	556,137
The Musashino Bank Ltd.	8,345	224,472
The Nanto Bank Ltd.	6,358	231,844
The Ogaki Kyoritsu Bank Ltd.	85,010	306,631
The San-In Godo Bank Ltd.	36,939	283,012
The Shiga Bank Ltd.	39,203	205,055
The Shizuoka Bank Ltd.	105,185	853,887
Yamaguchi Financial Group, Inc.	47,796	499,164
		14,095,891
Capital Goods 7.1%
Aica Kogyo Co., Ltd.	19,082	504,075
Amada Holdings Co., Ltd.	82,579	922,577
Asahi Diamond Industrial Co., Ltd.	25,068	185,681
Bunka Shutter Co., Ltd.	30,722	234,301
Central Glass Co., Ltd.	116,015	460,211
Chiyoda Corp.	63,851	460,061
Chudenko Corp.	10,262	207,591
CKD Corp.	20,834	251,591
COMSYS Holdings Corp.	56,785	974,283
Daifuku Co., Ltd.	21,215	411,472
Daihen Corp.	47,796	300,337
DMG Mori Co., Ltd.	39,725	460,893
Fuji Machine Manufacturing Co., Ltd.	34,634	394,532
Fujikura Ltd.	175,076	948,018
Fujitec Co., Ltd.	26,238	288,988
Furukawa Co., Ltd.	118,171	214,677
Futaba Corp.	15,072	235,713
Glory Ltd.	19,186	628,897
GS Yuasa Corp.	154,532	625,207
Hazama Ando Corp.	40,343	284,308
Hitachi Koki Co., Ltd.	25,068	230,121
Hitachi Zosen Corp.	107,210	571,122
Hoshizaki Corp.	7,748	658,898
Inaba Denki Sangyo Co., Ltd.	17,867	607,614
Inabata & Co., Ltd.	60,747	644,549
Iseki & Co., Ltd.	119,023	237,116
Iwatani Corp.	141,561	769,022
Kanamoto Co., Ltd.	9,474	217,009
Kandenko Co., Ltd.	69,389	648,552
Kanematsu Corp.	532,591	883,406
Keihan Holdings Co., Ltd.	92,657	591,990
Kinden Corp.	84,496	1,070,058
Kitz Corp.	62,198	359,722
Komori Corp.	20,068	257,488
Kumagai Gumi Co., Ltd.	73,777	190,359
Kurita Water Industries Ltd.	41,092	857,578
Kuroda Electric Co., Ltd.	25,254	509,313
Kyowa Exeo Corp.	63,485	901,476
Kyudenko Corp.	13,256	373,441
Mabuchi Motor Co., Ltd.	8,316	464,899
Maeda Corp.	49,852	465,947
Maeda Road Construction Co., Ltd.	35,779	617,957
Makino Milling Machine Co., Ltd.	35,779	253,714
Meidensha Corp.	71,739	229,802
Minebea Co., Ltd.	100,439	999,586
Mirait Holdings Corp.	62,898	604,443
MISUMI Group, Inc.	45,685	820,321
Mitsui Engineering & Shipbuilding Co., Ltd.	626,110	901,154
Miura Co., Ltd.	15,834	239,848
Nabtesco Corp.	32,834	837,959
Nachi-Fujikoshi Corp.	79,549	306,481
Namura Shipbuilding Co., Ltd.	42,273	264,890
Nichias Corp.	53,178	516,636
Nichiha Corp.	15,866	400,462
Nippo Corp.	29,793	572,354

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nippon Densetsu Kogyo Co., Ltd.	15,549	252,316
Nippon Sheet Glass Co., Ltd. *	118,188	834,976
Nippon Steel & Sumikin Bussan Corp.	18,254	708,084
Nishimatsu Construction Co., Ltd.	116,139	572,821
Nishio Rent All Co., Ltd.	8,415	225,985
Nisshinbo Holdings, Inc.	72,211	702,179
Nitta Corp.	7,065	182,601
Nitto Kogyo Corp.	11,881	167,770
Noritz Corp.	20,890	372,901
NTN Corp.	244,204	919,422
Oiles Corp.	15,527	281,529
OKUMA Corp.	40,640	357,020
Okumura Corp.	60,489	353,554
OSG Corp.	16,675	330,880
Penta-Ocean Construction Co., Ltd.	90,732	446,712
Ryobi Ltd.	88,888	356,504
Sanki Engineering Co., Ltd.	29,751	250,395
Sankyo Tateyama, Inc.	28,100	385,205
Sanwa Holdings Corp.	66,680	661,270
Seibu Holdings, Inc.	41,888	753,980
Shinmaywa Industries Ltd.	49,535	418,208
Sintokogio Ltd.	25,361	205,212
Sumitomo Mitsui Construction Co., Ltd.	89,530	99,788
Tadano Ltd.	29,822	318,778
Taihei Dengyo Kaisha Ltd.	20,072	195,356
Taikisha Ltd.	13,177	326,346
Takara Standard Co., Ltd.	20,435	339,313
Takasago Thermal Engineering Co., Ltd.	21,704	290,479
Takuma Co., Ltd.	17,044	143,598
The Japan Steel Works Ltd.	33,305	594,226
The Nippon Road Co., Ltd.	51,129	197,884
THK Co., Ltd.	40,665	878,288
Toa Corp.	9,710	162,423
Toda Corp.	78,463	441,395
TOKAI Holdings Corp.	52,471	347,213
Toshiba Machine Co., Ltd.	67,247	253,773
Toshiba Plant Systems & Services Corp.	17,492	263,121
Totetsu Kogyo Co., Ltd.	8,213	219,119
Toyo Engineering Corp.	83,711	235,092
Trusco Nakayama Corp.	10,258	466,334
Tsubakimoto Chain Co.	42,980	339,480
Ushio, Inc.	41,550	502,852
Wakita & Co., Ltd.	23,330	192,258
Yamazen Corp.	43,233	340,340
Yuasa Trading Co., Ltd.	13,712	338,513
Yurtec Corp.	24,887	169,488
		45,463,681
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	9,258	255,124
Daiseki Co., Ltd.	11,881	227,412
Duskin Co., Ltd.	31,632	638,220
Kokuyo Co., Ltd.	49,067	574,878
Meitec Corp.	7,718	290,919
Nissha Printing Co., Ltd. (b)	11,137	236,824
Nomura Co., Ltd.	14,757	216,799
Okamura Corp.	33,007	281,854
Park24 Co., Ltd.	19,688	561,552
Relia, Inc.	25,068	242,221
Sato Holdings Corp.	11,881	235,441
Sohgo Security Services Co., Ltd.	13,874	566,795
Temp Holdings Co., Ltd.	31,499	487,088
Toppan Forms Co., Ltd.	35,755	342,033
		5,157,160
Consumer Durables & Apparel 2.1%
Alpine Electronics, Inc.	36,553	473,173
Asics Corp.	31,384	663,238
Casio Computer Co., Ltd.	49,736	652,555
Foster Electric Co., Ltd.	17,745	328,285
Security	Number of Shares	Value ($)
Fujitsu General Ltd.	18,336	362,391
Funai Electric Co., Ltd.	50,082	414,914
Gunze Ltd.	138,627	459,880
Haseko Corp.	73,343	762,106
Heiwa Corp.	19,096	412,438
JVC Kenwood Corp.	205,561	573,684
Kurabo Industries Ltd.	166,460	337,463
Misawa Homes Co., Ltd.	33,466	296,346
Mizuno Corp.	87,044	424,735
Onward Holdings Co., Ltd.	104,420	688,222
PanaHome Corp.	54,385	387,561
Pioneer Corp. *	278,170	576,139
Rinnai Corp.	8,246	704,143
Sangetsu Corp.	25,095	439,815
Sankyo Co., Ltd.	19,791	627,886
Sanyo Shokai Ltd.	133,281	184,812
Seiko Holdings Corp.	77,089	272,648
Seiren Co., Ltd.	21,381	275,085
Tamron Co., Ltd.	10,711	180,389
The Japan Wool Textile Co., Ltd.	16,119	113,170
Token Corp.	3,894	270,661
Tomy Co., Ltd.	45,921	468,701
TSI Holdings Co., Ltd.	49,722	286,694
Wacoal Holdings Corp.	53,927	628,032
Yamaha Corp.	34,656	1,059,951
		13,325,117
Consumer Services 1.0%
Accordia Golf Co., Ltd.	46,783	492,280
Doutor Nichires Holdings Co., Ltd.	19,553	364,994
Dynam Japan Holdings Co., Ltd.	265,636	373,969
HIS Co., Ltd.	17,187	475,133
Kyoritsu Maintenance Co., Ltd.	980	59,602
McDonald's Holdings Co. Japan, Ltd.	28,003	772,912
MOS Food Services, Inc.	7,779	232,459
Ohsho Food Service Corp.	5,110	186,112
Plenus Co., Ltd.	17,990	352,395
Resorttrust, Inc.	10,021	194,800
Round One Corp.	63,489	444,080
Royal Holdings Co., Ltd.	12,329	209,370
Saizeriya Co., Ltd.	14,924	362,147
Skylark Co., Ltd.	31,432	441,364
St Marc Holdings Co., Ltd.	5,792	179,944
Tokyo Dome Corp.	23,895	246,824
Yoshinoya Holdings Co., Ltd.	38,505	526,151
Zensho Holdings Co., Ltd.	31,248	536,409
		6,450,945
Diversified Financials 0.7%
Acom Co., Ltd. *	52,509	252,073
AEON Financial Service Co., Ltd.	22,653	378,527
Credit Saison Co., Ltd.	50,902	916,232
Fuyo General Lease Co., Ltd.	5,118	242,549
Hitachi Capital Corp.	12,373	304,262
Jaccs Co., Ltd.	58,678	273,448
Japan Exchange Group, Inc.	25,773	383,163
Mitsubishi UFJ Lease & Finance Co., Ltd.	82,450	381,334
Okasan Securities Group, Inc.	33,921	195,586
SBI Holdings, Inc.	41,995	527,771
Tokai Tokyo Financial Holdings, Inc.	47,761	247,723
Tokyo Century Corp.	9,199	298,304
		4,400,972
Energy 0.2%
Fuji Oil Co., Ltd. *	56,842	160,631
Itochu Enex Co., Ltd.	73,814	559,703
Japan Petroleum Exploration Co., Ltd.	24,479	499,913
Nippon Gas Co., Ltd.	8,867	256,022
Shinko Plantech Co., Ltd.	10,470	74,152
		1,550,421

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 2.1%
Ain Holdings, Inc.	6,268	439,522
Arcs Co., Ltd.	38,879	884,412
Axial Retailing, Inc.	7,202	245,239
Belc Co., Ltd.	6,131	221,414
Cawachi Ltd.	19,542	461,860
Cocokara fine, Inc.	16,892	621,155
Cosmos Pharmaceutical Corp.	1,850	339,817
Create SD Holdings Co., Ltd.	9,092	193,657
FamilyMart UNY Holdings Co., Ltd.	42,073	2,640,063
Heiwado Co., Ltd.	24,354	483,682
Kato Sangyo Co., Ltd.	30,009	663,940
Life Corp.	2,740	78,032
Matsumotokiyoshi Holdings Co., Ltd.	19,167	918,442
Ministop Co., Ltd.	8,958	149,844
Mitsubishi Shokuhin Co., Ltd.	19,843	573,809
San-A Co., Ltd.	7,729	373,749
Sugi Holdings Co., Ltd.	12,661	593,354
Sundrug Co., Ltd.	9,308	650,241
Tsuruha Holdings, Inc.	9,099	932,698
Valor Holdings Co., Ltd.	30,013	719,606
Welcia Holdings Co., Ltd.	6,292	393,716
Yaoko Co., Ltd.	6,694	255,552
Yokohama Reito Co., Ltd.	37,373	341,111
		13,174,915
Food, Beverage & Tobacco 2.4%
Calbee, Inc.	11,681	365,464
Coca-Cola East Japan Co., Ltd.	29,898	634,196
Dydo Drinco, Inc.	6,636	329,048
Ezaki Glico Co., Ltd.	13,775	646,770
Fuji Oil Holdings, Inc.	33,338	631,387
Hokuto Corp.	14,221	250,735
House Foods Group, Inc.	26,173	526,928
Ito En Ltd.	23,201	769,668
Kagome Co., Ltd.	25,052	590,765
Kikkoman Corp.	30,308	930,958
Marudai Food Co., Ltd.	58,259	241,329
Maruha Nichiro Corp.	15,704	401,059
Megmilk Snow Brand Co., Ltd.	25,156	706,474
Morinaga & Co., Ltd.	10,810	429,288
Morinaga Milk Industry Co., Ltd.	158,083	1,087,692
Nichirei Corp.	56,612	1,150,176
Nippon Flour Mills Co., Ltd.	32,017	434,405
Nippon Suisan Kaisha Ltd.	133,988	604,413
Nissin Foods Holdings Co., Ltd.	19,483	1,019,077
Prima Meat Packers Ltd.	104,702	365,715
Sapporo Holdings Ltd.	30,594	808,179
Takara Holdings, Inc.	55,578	507,760
The Nisshin Oillio Group Ltd.	131,003	559,906
Warabeya Nichiyo Holdings Co., Ltd.	16,245	342,735
Yakult Honsha Co., Ltd.	16,525	728,031
		15,062,158
Health Care Equipment & Services 0.8%
BML, Inc.	8,823	203,956
Hogy Medical Co., Ltd.	3,558	209,836
Miraca Holdings, Inc.	20,040	900,477
NichiiGakkan Co., Ltd. (b)	42,990	330,504
Nihon Kohden Corp.	21,258	478,722
Nikkiso Co., Ltd.	30,438	277,280
Nipro Corp.	47,298	522,190
Paramount Bed Holdings Co., Ltd.	8,030	295,280
Ship Healthcare Holdings, Inc.	15,118	396,309
Sysmex Corp.	12,434	751,856
Toho Holdings Co., Ltd.	39,998	777,880
Vital KSK Holdings, Inc.	29,481	249,157
		5,393,447
Security	Number of Shares	Value ($)
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	5,786	241,200
Fancl Corp.	19,478	270,259
Kobayashi Pharmaceutical Co., Ltd.	11,147	490,118
Kose Corp.	4,115	331,165
Lion Corp.	47,907	782,018
Mandom Corp.	7,141	307,712
Pigeon Corp.	12,261	310,224
Pola Orbis Holdings, Inc.	4,560	354,971
		3,087,667
Insurance 0.1%
Japan Post Insurance Co., Ltd.	10,349	209,714
Sony Financial Holdings, Inc.	43,419	628,736
		838,450
Materials 4.6%
ADEKA Corp.	44,619	602,647
Aichi Steel Corp.	8,650	400,825
Asahi Holdings, Inc.	25,068	443,962
Chuetsu Pulp & Paper Co., Ltd.	38,650	81,408
Chugoku Marine Paints Ltd.	35,779	244,608
Daido Steel Co., Ltd.	177,533	730,730
Daio Paper Corp. (b)	51,902	573,020
FP Corp.	7,595	379,267
Fuji Seal International, Inc.	8,764	356,113
Fujimori Kogyo Co., Ltd.	8,316	201,651
Godo Steel Ltd.	11,473	218,696
Hitachi Chemical Co., Ltd.	53,817	1,185,490
Hitachi Metals Ltd.	75,707	993,303
Hokuetsu Kishu Paper Co., Ltd.	73,115	420,935
Ishihara Sangyo Kaisha Ltd. *	22,648	190,414
Kansai Paint Co., Ltd.	39,766	731,140
Kureha Corp.	10,187	417,511
Kyoei Steel Ltd.	12,777	232,564
Lintec Corp.	29,226	621,993
Maruichi Steel Tube Ltd.	16,979	549,104
Mitsubishi Gas Chemical Co., Inc.	86,873	1,322,022
Nihon Parkerizing Co., Ltd.	34,843	404,863
Nippon Kayaku Co., Ltd.	59,722	696,045
Nippon Light Metal Holdings Co., Ltd.	342,589	766,687
Nippon Paint Holdings Co., Ltd.	14,913	472,473
Nippon Shokubai Co., Ltd.	12,960	797,311
Nippon Soda Co., Ltd.	62,375	271,517
Nissan Chemical Industries Ltd.	28,065	937,183
Nisshin Steel Co., Ltd.	58,114	747,176
Nittetsu Mining Co., Ltd.	7,158	328,547
NOF Corp.	60,489	562,182
Pacific Metals Co., Ltd. *	90,932	304,849
Rengo Co., Ltd.	156,101	927,468
Sakai Chemical Industry Co., Ltd.	81,510	256,094
Sakata INX Corp.	19,808	260,410
Sanyo Chemical Industries Ltd.	7,145	302,868
Sanyo Special Steel Co., Ltd.	82,572	415,233
Sumitomo Bakelite Co., Ltd.	117,852	638,156
Sumitomo Osaka Cement Co., Ltd.	184,955	655,771
Taiyo Nippon Sanso Corp.	78,787	865,692
Toagosei Co., Ltd.	69,464	674,858
Toho Zinc Co., Ltd.	119,940	462,097
Tokai Carbon Co., Ltd.	146,038	488,310
Tokuyama Corp. *	345,119	1,359,941
Tokyo Ohka Kogyo Co., Ltd.	11,611	389,768
Tokyo Steel Manufacturing Co., Ltd.	52,192	377,888
Topy Industries Ltd.	17,853	451,868
Toyo Ink SC Holdings Co., Ltd.	130,417	595,172
Toyo Kohan Co., Ltd.	28,915	95,415
Toyobo Co., Ltd.	521,204	786,757
UACJ Corp.	129,693	375,608
Yamato Kogyo Co., Ltd.	18,640	531,660

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yodogawa Steel Works Ltd.	14,620	405,452
Zeon Corp.	95,254	858,536
		29,361,258
Media 0.6%
Asatsu-DK, Inc.	30,660	813,959
Avex Group Holdings, Inc.	28,623	397,147
CyberAgent, Inc.	17,493	426,943
Daiichikosho Co., Ltd.	12,990	509,021
SKY Perfect JSAT Holdings, Inc.	78,411	375,729
Toei Co., Ltd.	19,543	157,963
Toho Co., Ltd.	23,409	674,874
Tokyo Broadcasting System Holdings, Inc.	19,528	306,601
TV Asahi Holdings Corp.	12,981	244,707
		3,906,944
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Hisamitsu Pharmaceutical Co., Inc.	13,473	650,327
Kaken Pharmaceutical Co., Ltd.	5,485	292,674
Kissei Pharmaceutical Co., Ltd.	10,711	252,394
KYORIN Holdings, Inc.	19,798	417,349
Mochida Pharmaceutical Co., Ltd.	5,552	387,366
Nichi-iko Pharmaceutical Co., Ltd.	9,541	132,382
Nippon Shinyaku Co., Ltd.	5,339	249,274
Ono Pharmaceutical Co., Ltd.	32,109	713,925
Rohto Pharmaceutical Co., Ltd.	28,265	400,862
Santen Pharmaceutical Co., Ltd.	54,495	667,647
Sawai Pharmaceutical Co., Ltd.	6,641	357,272
Sumitomo Dainippon Pharma Co., Ltd.	43,638	715,779
Taisho Pharmaceutical Holdings Co., Ltd.	11,208	960,025
Tsumura & Co.	22,395	608,298
		6,805,574
Real Estate 1.4%
Activia Properties, Inc.	20	88,288
Advance Residence Investment Corp.	147	371,806
Aeon Mall Co., Ltd.	34,212	495,413
Daikyo, Inc.	163,563	347,380
Frontier Real Estate Investment Corp.	46	205,485
Hulic Co., Ltd.	7,585	71,493
Japan Excellent, Inc.	172	215,255
Japan Prime Realty Investment Corp.	79	322,392
Japan Real Estate Investment Corp.	133	722,515
Kenedix Office Investment Corp.	61	326,561
Leopalace21 Corp.	110,103	600,061
Mori Trust Sogo REIT, Inc.	84	126,946
Nippon Accommodations Fund, Inc.	45	186,406
Nippon Building Fund, Inc.	176	983,913
Nippon Prologis REIT, Inc.	90	187,117
Nomura Real Estate Holdings, Inc.	50,661	823,416
NTT Urban Development Corp.	23,898	206,797
Orix JREIT, Inc.	261	396,499
Relo Group, Inc.	1,643	226,382
Tokyo Tatemono Co., Ltd.	41,876	542,446
Tokyu Fudosan Holdings Corp.	165,766	952,887
Tokyu REIT, Inc.	43	53,512
United Urban Investment Corp.	295	451,516
		8,904,486
Retailing 2.6%
ABC-Mart, Inc.	4,680	275,596
Adastria Co., Ltd.	10,339	293,080
Alpen Co., Ltd.	14,343	278,313
AOKI Holdings, Inc.	19,339	227,258
Aoyama Trading Co., Ltd.	20,242	690,159
Arcland Sakamoto Co., Ltd.	24,658	287,383
ASKUL Corp.	7,285	263,090
Autobacs Seven Co., Ltd.	56,306	820,290
Bic Camera, Inc.	47,477	422,499
Canon Marketing Japan, Inc.	39,695	627,762
Chiyoda Co., Ltd.	13,997	325,772
Security	Number of Shares	Value ($)
DCM Holdings Co., Ltd.	109,286	990,762
Doshisha Co., Ltd.	13,646	247,184
EDION Corp.	136,151	1,313,177
Fuji Co., Ltd.	6,500	126,868
Geo Holdings Corp.	38,887	422,503
H2O Retailing Corp.	52,521	788,656
Hikari Tsushin, Inc.	5,934	531,193
IDOM, Inc.	32,704	163,025
Izumi Co., Ltd.	13,537	595,203
Joyful Honda Co., Ltd.	20,600	581,237
Kohnan Shoji Co., Ltd.	30,972	587,937
Komeri Co., Ltd.	23,898	567,956
Marui Group Co., Ltd.	71,358	986,969
Nojima Corp.	20,925	245,528
PALTAC Corp.	12,258	274,002
Rakuten, Inc.	64,751	641,003
Ryohin Keikaku Co., Ltd.	3,678	724,012
Sanrio Co., Ltd. (b)	16,370	289,343
Seria Co., Ltd.	1,021	73,655
Shimachu Co., Ltd.	14,785	382,909
T-Gaia Corp.	7,509	112,492
United Arrows Ltd.	9,927	250,995
USS Co., Ltd.	37,032	595,073
Xebio Holdings Co., Ltd.	30,062	464,339
Yellow Hat Ltd.	3,330	68,298
		16,535,521
Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	27,412	373,128
Disco Corp.	4,432	527,429
Renesas Electronics Corp. *	20,930	157,234
Sanken Electric Co., Ltd. *	92,068	391,882
SCREEN Holdings Co., Ltd.	8,581	513,602
Shindengen Electric Manufacturing Co., Ltd.	52,082	197,916
Shinko Electric Industries Co., Ltd.	50,181	309,599
Sumco Corp.	35,195	387,023
Tokyo Seimitsu Co., Ltd.	11,437	323,201
Ulvac, Inc.	8,878	267,637
		3,448,651
Software & Services 1.9%
Capcom Co., Ltd.	14,596	319,986
DeNA Co., Ltd.	48,150	1,472,664
DTS Corp.	10,711	238,012
Fuji Soft, Inc.	12,867	299,584
Gree, Inc.	84,678	451,834
GungHo Online Entertainment, Inc. (b)	53,764	119,848
Internet Initiative Japan, Inc.	9,690	139,467
Itochu Techno-Solutions Corp.	23,207	627,299
Konami Holdings Corp.	34,182	1,160,949
NEC Networks & System Integration Corp.	25,068	455,182
NET One Systems Co., Ltd.	84,926	575,391
Nexon Co., Ltd.	24,208	339,713
Nihon Unisys Ltd.	32,027	396,877
Nomura Research Institute Ltd.	27,898	949,969
NS Solutions Corp.	11,595	221,124
Obic Co., Ltd.	6,908	304,947
Oracle Corp. Japan	5,916	295,943
Otsuka Corp.	18,322	895,639
SCSK Corp.	7,186	250,685
Square Enix Holdings Co., Ltd.	15,947	403,486
TIS, Inc.	40,554	855,960
TKC Corp.	2,985	80,948
Transcosmos, Inc.	11,736	286,435
Trend Micro, Inc.	19,165	691,282
Yahoo Japan Corp.	167,380	611,085
		12,444,309

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 2.6%
Amano Corp.	23,998	404,161
Anritsu Corp.	78,409	398,427
Azbil Corp.	27,697	753,528
Canon Electronics, Inc.	17,201	257,838
Citizen Watch Co., Ltd.	145,881	894,913
Daiwabo Holdings Co., Ltd.	251,223	663,637
Eizo Corp.	10,751	317,968
Hamamatsu Photonics K.K.	22,772	606,547
Hirose Electric Co., Ltd.	6,700	804,976
Hitachi High-Technologies Corp.	30,046	1,189,236
Hitachi Kokusai Electric, Inc.	17,938	359,405
Hitachi Maxell Ltd.	35,268	620,583
Horiba Ltd.	11,951	533,859
Hosiden Corp.	85,869	704,616
Japan Aviation Electronics Industry Ltd.	29,176	394,322
Mitsumi Electric Co., Ltd. *	108,988	637,027
Nichicon Corp.	32,269	281,216
Nippon Signal Co., Ltd.	25,068	201,961
Oki Electric Industry Co., Ltd.	38,614	522,557
Riso Kagaku Corp.	11,881	206,350
Ryosan Co., Ltd.	23,933	722,537
Ryoyo Electro Corp.	21,283	257,013
Shimadzu Corp.	47,457	725,943
Siix Corp.	6,323	212,533
Taiyo Yuden Co., Ltd.	56,733	619,883
Topcon Corp.	16,834	251,007
Toshiba TEC Corp. *	133,937	664,131
UKC Holdings Corp.	15,817	290,674
Wacom Co., Ltd.	65,901	177,556
Yaskawa Electric Corp.	57,703	888,751
Yokogawa Electric Corp.	72,233	1,004,777
		16,567,932
Transportation 1.6%
Fukuyama Transporting Co., Ltd. (b)	95,637	524,579
Hitachi Transport System, Ltd.	31,034	637,049
Japan Airport Terminal Co., Ltd. (b)	7,423	277,194
Kamigumi Co., Ltd.	115,950	1,068,476
Keikyu Corp.	78,894	850,943
Keio Corp.	116,991	936,380
Keisei Electric Railway Co., Ltd.	23,188	552,303
Kintetsu World Express, Inc.	32,471	462,508
Konoike Transport Co., Ltd.	20,966	285,754
Mitsubishi Logistics Corp.	35,249	478,566
Mitsui-Soko Holdings Co., Ltd.	82,456	241,698
Nankai Electric Railway Co., Ltd.	113,137	519,291
Nippon Holdings Co., Ltd.	25,249	530,042
Nishi-Nippon Railroad Co., Ltd.	102,472	456,850
Sankyu, Inc.	161,005	939,649
Senko Co., Ltd.	61,004	432,588
Sotetsu Holdings, Inc.	73,498	361,862
The Sumitomo Warehouse Co., Ltd.	59,722	307,664
Trancom Co., Ltd.	2,516	122,990
Yusen Logistics Co., Ltd.	7,340	71,761
		10,058,147
Utilities 0.2%
Hokkaido Electric Power Co., Inc.	112,230	817,508
Shizuoka Gas Co., Ltd.	26,255	181,569
The Okinawa Electric Power Co., Inc.	28,259	576,365
		1,575,442
		254,068,946

Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	—
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Regus plc	93,362	271,786
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	215,877	677,690
Materials 0.3%
APERAM S.A.	23,921	1,072,110
Ternium S.A. ADR	44,121	1,080,524
		2,152,634
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	480	210,267
Retailing 0.0%
L'Occitane International S.A.	107,347	210,635
		3,523,012

Netherlands 2.0%
Banks 0.1%
ABN AMRO Group N.V. (c)	23,734	513,611
Capital Goods 0.5%
Aalberts Industries N.V.	24,817	756,869
Arcadis N.V.	36,338	422,672
IMCD Group N.V.	3,346	135,482
Koninklijke BAM Groep N.V.	158,126	684,379
Sensata Technologies Holding N.V. *	17,390	649,864
TKH Group N.V.	10,457	387,693
		3,036,959
Commercial & Professional Services 0.0%
Brunel International N.V.	9,887	145,732
Consumer Durables & Apparel 0.0%
TomTom N.V. *	22,391	179,639
Diversified Financials 0.2%
Euronext N.V. (c)	9,157	357,466
HAL Trust	4,165	761,173
		1,118,639
Energy 0.3%
Core Laboratories N.V.	4,234	473,192
Koninklijke Vopak N.V.	14,208	664,668
Nostrum Oil & Gas plc *	43,020	230,047
SBM Offshore N.V.	60,384	872,113
		2,240,020
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR - Reg’d *	38,829	1,164,870
Food, Beverage & Tobacco 0.0%
Refresco Group N.V. (c)	6,209	90,005
Materials 0.1%
Corbion N.V.	28,083	697,096
OCI N.V. *(b)	18,161	264,415
		961,511
Media 0.0%
Altice N.V., A Shares *	9,677	166,812
Altice N.V., B Shares *	1,860	32,349
		199,161
Real Estate 0.2%
Eurocommercial Properties N.V.	7,835	280,592
NSI N.V.	44,308	170,617
Vastned Retail N.V.	6,358	233,800
Wereldhave N.V.	6,889	288,002
		973,011
Retailing 0.0%
Beter Bed Holding N.V.	8,469	141,542

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	13,520	574,828
BE Semiconductor Industries N.V.	2,741	91,024
		665,852
Software & Services 0.1%
InterXion Holding N.V. *	1,225	41,846
Yandex N.V., Class A *	21,454	407,840
		449,686
Transportation 0.2%
PostNL N.V. *	220,330	1,086,826
		12,967,064

New Zealand 1.1%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	164,940	461,793
Energy 0.1%
Z Energy Ltd.	89,555	447,510
Food, Beverage & Tobacco 0.1%
Fonterra Co-operative Group Ltd.	65,723	276,246
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	45,805	265,577
Media 0.1%
SKY Network Television Ltd.	172,215	584,696
Real Estate 0.0%
Kiwi Property Group Ltd.	227,594	235,525
Telecommunication Services 0.1%
Chorus Ltd.	206,313	576,165
Transportation 0.2%
Air New Zealand Ltd.	288,128	441,126
Auckland International Airport Ltd.	78,484	342,399
Mainfreight Ltd.	22,974	328,448
		1,111,973
Utilities 0.4%
Contact Energy Ltd.	192,207	640,311
Genesis Energy Ltd.	186,964	269,016
Infratil Ltd.	296,859	587,054
Mercury NZ Ltd.	223,003	475,774
Meridian Energy Ltd.	467,457	851,527
		2,823,682
		6,783,167

Norway 1.4%
Automobiles & Components 0.0%
Kongsberg Automotive A.S.A. *	102,422	69,178
Banks 0.1%
SpareBank 1 SMN	52,798	381,419
Capital Goods 0.1%
Veidekke A.S.A.	29,978	426,087
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	20,530	204,983
Diversified Financials 0.1%
Aker A.S.A., A Shares	9,028	336,171
Energy 0.4%
Aker Solutions A.S.A. *	74,263	334,016
BW LPG Ltd. (c)	20,677	66,307
Fred. Olsen Energy A.S.A. *(b)	185,173	293,644
Petroleum Geo-Services A.S.A. *(b)	366,506	1,071,989
TGS Nopec Geophysical Co. A.S.A.	48,131	945,868
		2,711,824
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	40,038	376,246
Bakkafrost P/F	2,365	99,732
Leroy Seafood Group A.S.A.	6,224	345,082
Salmar A.S.A.	9,702	304,286
		1,125,346
Insurance 0.2%
Gjensidige Forsikring A.S.A.	57,591	921,385
Storebrand A.S.A. *	141,759	741,004
		1,662,389
Materials 0.1%
Borregaard A.S.A.	35,679	360,430
Media 0.1%
Schibsted A.S.A., B Shares	5,014	101,774
Schibsted A.S.A., Class A	15,795	341,016
		442,790
Retailing 0.0%
XXL A.S.A. (c)	11,391	135,143
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(b)	3,921,707	428,418
Software & Services 0.1%
Atea A.S.A.	60,627	555,483
		8,839,661

Portugal 0.4%
Banks 0.1%
Banco Comercial Portugues S.A. *(b)	400,564	501,403
Banco Espirito Santo S.A. - Reg'd *(d)(e)	45,383	—
		501,403
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	110,794	177,588
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	546,024	460,482
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	21,180	272,983
The Navigator Co. S.A.	104,919	326,549
		599,532
Media 0.0%
NOS, SGPS S.A.	36,331	206,150
Transportation 0.1%
CTT-Correios de Portugal S.A.	52,226	325,483
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	103,861	284,143
		2,554,781

Singapore 2.0%
Capital Goods 0.4%
COSCO Corp. Singapore, Ltd. *(b)	1,029,804	194,113
Sembcorp Marine Ltd. (b)	586,873	571,550
Singapore Technologies Engineering Ltd.	431,828	1,018,974
United Engineers Ltd.	164,168	297,987
Yangzijiang Shipbuilding Holdings Ltd.	1,131,862	647,952
		2,730,576
Consumer Services 0.1%
Genting Singapore plc	1,377,212	932,627
Diversified Financials 0.1%
Singapore Exchange Ltd.	76,807	391,435
Food & Staples Retailing 0.1%
Olam International Ltd.	317,015	442,635

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.7%
Ascendas Real Estate Investment Trust	297,648	488,322
CapitaLand Commercial Trust	251,223	268,341
CapitaLand Mall Trust	373,520	508,492
City Developments Ltd.	160,134	943,543
Global Logistic Properties Ltd.	296,300	426,122
Mapletree Greater China Commercial Trust	290,927	195,996
Mapletree Industrial Trust	167,778	192,094
Mapletree Logistics Trust	274,048	194,191
Suntec Real Estate Investment Trust	256,217	303,189
UOL Group Ltd.	106,127	437,133
Wing Tai Holdings Ltd.	203,334	229,255
Yanlord Land Group Ltd.	274,751	265,659
		4,452,337
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	25,306	390,472
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	153,620	1,041,364
Telecommunication Services 0.1%
M1 Ltd.	127,146	173,978
StarHub Ltd.	155,495	312,640
		486,618
Transportation 0.3%
Hutchison Port Holdings Trust	2,365,815	993,642
SATS Ltd.	167,780	563,405
Singapore Post Ltd.	251,223	259,572
		1,816,619
		12,684,683

Spain 1.7%
Banks 0.2%
Bankia S.A.	722,201	644,299
Bankinter S.A.	120,707	908,102
		1,552,401
Capital Goods 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A.	9,580	350,605
Fomento de Construcciones y Contratas S.A. *(b)	88,940	735,911
Gamesa Corp. Tecnologica S.A.	28,347	589,231
Obrascon Huarte Lain S.A. (b)	139,420	380,538
Sacyr S.A. *	179,455	375,021
Zardoya Otis S.A.	40,082	313,365
		2,744,671
Commercial & Professional Services 0.1%
Applus Services S.A.	7,785	75,927
Prosegur Cia de Seguridad S.A.	84,408	524,704
		600,631
Consumer Services 0.1%
Melia Hotels International S.A.	20,106	227,468
NH Hotel Group S.A. *	41,363	160,593
		388,061
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (b)	14,689	447,362
Energy 0.1%
Tecnicas Reunidas S.A. (b)	12,137	447,339
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	25,134	509,780
Viscofan S.A.	8,951	432,032
		941,812
Insurance 0.0%
Grupo Catalana Occidente S.A.	10,013	300,915
Security	Number of Shares	Value ($)
Materials 0.2%
Acerinox S.A.	81,405	1,023,300
Ence Energia y Celulosa S.A.	47,827	111,870
Vidrala S.A.	4,332	220,441
		1,355,611
Media 0.1%
Mediaset Espana Comunicacion S.A.	41,768	429,074
Promotora de Informaciones S.A., Class A *	63,389	362,171
		791,245
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	11,420	168,510
Software & Services 0.1%
Indra Sistemas S.A. *(b)	52,057	538,415
Telecommunication Services 0.0%
Cellnex Telecom SAU (c)	1,960	27,487
Transportation 0.1%
Aena S.A. (c)	2,900	384,847
Utilities 0.0%
EDP Renovaveis S.A.	27,166	173,079
		10,862,386

Sweden 1.9%
Capital Goods 0.4%
B&B Tools AB, B Shares	13,202	265,270
Indutrade AB	14,649	274,510
Inwido AB	6,393	61,458
Lindab International AB	9,395	77,393
Nibe Industrier AB, B Shares	42,703	316,618
Nolato AB, B Shares	3,804	105,483
Peab AB	85,713	661,045
Saab AB, Class B	14,020	519,979
		2,281,756
Commercial & Professional Services 0.1%
AF AB, B Shares	12,840	223,921
Intrum Justitia AB	11,505	348,066
Loomis AB, B Shares	15,159	400,650
		972,637
Consumer Durables & Apparel 0.3%
Husqvarna AB, B Shares	149,171	1,102,786
JM AB	25,315	687,442
Nobia AB	18,333	150,723
		1,940,951
Consumer Services 0.0%
Betsson AB *	29,061	283,779
Diversified Financials 0.2%
L E Lundbergfortagen AB, B Shares	9,236	531,730
Ratos AB, B Shares	127,135	524,818
		1,056,548
Energy 0.1%
Lundin Petroleum AB *	26,470	498,319
Food & Staples Retailing 0.1%
Axfood AB	23,949	348,651
ICA Gruppen AB	9,870	292,401
		641,052
Food, Beverage & Tobacco 0.0%
AAK AB	4,216	258,020
Health Care Equipment & Services 0.1%
Capio AB (c)	31,434	156,625
Elekta AB, B Shares	69,073	570,122
		726,747

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.2%
BillerudKorsnas AB	33,598	557,540
Hexpol AB	26,926	225,453
Holmen AB, B Shares	11,193	378,031
		1,161,024
Media 0.1%
Modern Times Group MTG AB, B Shares	17,958	474,043
Real Estate 0.2%
Castellum AB	31,382	413,350
Fabege AB	18,315	289,247
Kungsleden AB	39,628	242,524
Wihlborgs Fastigheter AB	9,657	175,316
		1,120,437
Retailing 0.1%
Bilia AB, A Shares	18,196	384,339
Clas Ohlson AB, B Shares	13,051	179,536
Mekonomen AB	3,485	62,664
		626,539
Telecommunication Services 0.0%
Com Hem Holding AB	8,960	79,924
Transportation 0.0%
SAS AB *(b)	91,386	149,472
		12,271,248

Switzerland 2.9%
Automobiles & Components 0.0%
Autoneum Holding AG	280	69,543
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	520	322,878
Valiant Holding AG - Reg'd	2,824	269,883
		592,761
Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg'd *	21,209	324,803
Belimo Holding AG - Reg'd	71	205,615
Bucher Industries AG - Reg'd	2,116	485,663
Burckhardt Compression Holding AG	592	142,501
Conzzeta AG - Reg'd	297	211,383
Daetwyler Holding AG	1,893	239,169
dormakaba Holding AG *	536	386,484
Georg Fischer AG - Reg'd	1,259	1,075,276
Implenia AG - Reg'd	5,365	339,707
OC Oerlikon Corp. AG - Reg'd *	67,489	624,769
Schweiter Technologies AG	167	177,878
SFS Group AG *	1,022	78,658
Sulzer AG - Reg'd	7,069	721,716
Zehnder Group AG - Reg'd *	4,554	139,036
		5,152,658
Commercial & Professional Services 0.1%
DKSH Holding AG	10,290	684,384
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	272	350,063
Diversified Financials 0.2%
Cembra Money Bank AG *	3,519	259,611
GAM Holding AG *	47,976	468,150
Partners Group Holding AG	1,250	606,195
Vontobel Holding AG - Reg'd	3,461	174,638
		1,508,594
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	389	460,927
Emmi AG - Reg'd *	682	394,343
		855,270
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	6,505	784,827
Straumann Holding AG - Reg'd	629	225,073
		1,009,900
Household & Personal Products 0.1%
Oriflame Holding AG *	22,978	584,406
Insurance 0.1%
Helvetia Holding AG - Reg'd	1,508	782,387
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	1,149	588,233
Schmolz + Bickenbach AG - Reg'd *	573,981	371,892
		960,125
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG - Reg'd	516	544,544
Real Estate 0.2%
Allreal Holding AG - Reg'd *	2,109	306,624
Mobimo Holding AG - Reg'd *	585	140,414
PSP Swiss Property AG - Reg'd	774	66,561
Swiss Prime Site AG - Reg'd *	7,730	631,361
		1,144,960
Retailing 0.2%
Dufry AG - Reg'd *	5,018	619,707
Valora Holding AG - Reg'd	1,990	560,673
		1,180,380
Software & Services 0.0%
Temenos Group AG - Reg'd *	4,443	307,061
Technology Hardware & Equipment 0.2%
Inficon Holding AG - Reg'd *	178	64,086
Kudelski S.A. *	11,933	199,733
Logitech International S.A. - Reg'd	33,603	826,344
		1,090,163
Telecommunication Services 0.0%
Sunrise Communications Group AG *(c)	4,821	299,819
Transportation 0.2%
Flughafen Zuerich AG - Reg’d	2,809	482,575
Panalpina Welttransport Holding AG - Reg'd	4,910	610,707
Wizz Air Holdings plc *(c)	5,750	120,405
		1,213,687
Utilities 0.0%
BKW AG	1,674	75,594
		18,406,299

United Kingdom 10.8%
Banks 0.0%
The Paragon Group of Cos. plc	59,733	272,700
Capital Goods 1.6%
Bodycote plc	64,278	460,170
Brammer plc	104,587	222,141
Chemring Group plc *	187,858	389,618
Diploma plc	20,793	244,071
Fenner plc	178,815	545,683
Galliford Try plc	23,853	376,697
Grafton Group plc	82,576	546,803
Howden Joinery Group plc	73,710	331,536
Interserve plc	104,050	389,025
Keller Group plc	36,259	351,997
Kier Group plc	22,381	389,802
Lavendon Group plc	120,116	325,658
Melrose Industries plc	593,526	1,358,893
Morgan Advanced Materials plc	131,569	463,887
QinetiQ Group plc	175,317	532,270
Rotork plc	208,164	609,888
Senior plc	141,666	327,268

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SIG plc	503,219	560,820
Spirax-Sarco Engineering plc	13,733	732,819
Ultra Electronics Holdings plc	16,697	422,231
Vesuvius plc	116,700	573,597
		10,154,874
Commercial & Professional Services 1.1%
Berendsen plc	53,610	593,111
De La Rue plc	44,104	316,845
Hays plc	469,284	814,404
HomeServe plc	60,935	461,361
IHS Markit Ltd. *	29,897	1,074,498
Mitie Group plc	181,508	466,252
Pagegroup plc	110,140	509,979
PayPoint plc	12,779	159,262
Rentokil Initial plc	284,907	763,184
RPS Group plc	95,414	223,519
Serco Group plc *	745,622	1,239,002
WS Atkins plc	22,728	398,401
		7,019,818
Consumer Durables & Apparel 0.3%
Bellway plc	19,980	609,597
Bovis Homes Group plc	24,420	248,049
Coats Group plc *	1,123,063	533,199
Crest Nicholson Holdings plc	30,671	167,652
		1,558,497
Consumer Services 0.8%
AA plc	201,817	669,963
Domino's Pizza Group plc	35,201	153,930
Enterprise Inns plc *	457,264	617,010
Greene King plc	69,961	599,628
J.D. Wetherspoon plc	28,250	289,424
Ladbrokes Coral Group plc	439,787	681,892
Marston's plc	227,392	382,119
Merlin Entertainments plc (c)	79,426	432,466
Mitchells & Butlers plc	81,830	232,286
SSP Group plc	16,271	75,197
The Restaurant Group plc	64,149	260,160
Thomas Cook Group plc *	716,103	757,810
		5,151,885
Diversified Financials 1.3%
Aberdeen Asset Management plc	226,710	759,114
Ashmore Group plc	92,181	315,684
Brewin Dolphin Holdings plc	46,654	167,524
Close Brothers Group plc	28,008	476,957
Hargreaves Lansdown plc	14,347	210,979
Henderson Group plc	199,891	578,906
ICAP plc	149,015	906,507
IG Group Holdings plc	70,461	739,926
Intermediate Capital Group plc	77,415	655,777
International Personal Finance plc	132,010	459,504
Jupiter Fund Management plc	77,087	413,662
London Stock Exchange Group plc	19,264	661,401
Provident Financial plc	19,822	721,918
Schroders plc	16,612	573,877
SVG Capital plc *	21,037	185,563
Tullett Prebon plc	64,803	360,051
		8,187,350
Energy 0.3%
EnQuest plc *(b)	1,571,903	584,271
Hunting plc	84,284	568,644
Premier Oil plc *	872,391	648,529
Soco International plc	76,546	132,218
		1,933,662
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Conviviality plc	49,047	126,389
Greggs plc	28,868	325,330
		451,719
Food, Beverage & Tobacco 0.2%
Britvic plc	48,679	347,584
Cranswick plc	16,465	460,799
Dairy Crest Group plc	65,901	469,731
Greencore Group plc	57,097	207,590
		1,485,704
Health Care Equipment & Services 0.1%
LivaNova plc *	3,929	173,937
Spire Healthcare Group plc (c)	14,992	66,345
STERIS plc	9,672	634,580
		874,862
Household & Personal Products 0.1%
McBride plc *	34,375	74,515
PZ Cussons plc	81,991	316,333
		390,848
Insurance 0.4%
esure Group plc	19,798	49,001
Hiscox Ltd.	65,016	850,489
Lancashire Holdings Ltd.	102,608	826,880
Novae Group plc	6,242	64,340
Saga plc	145,572	346,841
St. James's Place plc	45,252	531,456
		2,669,007
Materials 1.6%
Acacia Mining plc	55,733	276,373
Centamin plc	181,387	294,386
Croda International plc	21,009	856,231
Elementis plc	137,638	433,524
Essentra plc	45,966	227,710
Evraz plc *	579,886	1,737,374
Hill & Smith Holdings plc	5,765	88,378
KAZ Minerals plc *	436,236	1,976,291
Marshalls plc	39,360	144,579
Petropavlovsk plc *	3,010,369	267,042
Randgold Resources Ltd.	9,570	681,535
RPC Group plc	38,532	518,488
Synthomer plc	61,971	287,175
Vedanta Resources plc	209,988	2,211,687
Victrex plc	18,034	386,418
		10,387,191
Media 0.2%
Cineworld Group plc	9,010	61,295
Daily Mail & General Trust plc, A Shares	73,340	699,145
Trinity Mirror plc	106,369	104,657
UBM plc	69,993	623,950
		1,489,047
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	8,090	186,486
Indivior plc	167,448	674,910
		861,396
Real Estate 0.5%
Countrywide plc	37,158	79,526
Derwent London plc	5,710	171,931
Grainger plc	22,268	62,682
Hammerson plc	107,529	731,518
Intu Properties plc (b)	156,441	525,976
Savills plc	36,511	305,633
Segro plc	119,936	626,365

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shaftesbury plc	17,292	198,331
The British Land Co. plc	87,532	646,879
		3,348,841
Retailing 0.6%
B&M European Value Retail S.A.	37,743	117,419
Card Factory plc	30,118	95,729
Dixons Carphone plc	115,476	478,707
Dunelm Group plc	20,540	189,647
Halfords Group plc	110,654	473,372
Headlam Group plc	21,593	127,473
JD Sports Fashion plc	19,495	81,109
John Menzies plc	49,175	322,556
Lookers plc	152,408	200,416
N Brown Group plc	80,146	199,768
Pendragon plc	1,128,663	430,096
Pets at Home Group plc	43,830	116,313
Sports Direct International plc *(b)	84,414	333,275
Vertu Motors plc	247,599	125,287
WH Smith plc	27,420	516,619
		3,807,786
Semiconductors & Semiconductor Equipment 0.1%
Dialog Semiconductor plc *	8,043	319,140
Software & Services 0.3%
AVEVA Group plc	11,585	245,629
Computacenter plc	42,800	392,234
Fidessa Group plc	9,788	276,501
Gocompare.Com Group plc *	19,798	14,841
Micro Focus International plc	16,975	447,713
Moneysupermarket.com Group plc	72,309	239,409
Playtech plc	25,720	276,036
Rightmove plc	1,233	56,521
		1,948,884
Technology Hardware & Equipment 0.5%
e2v technologies plc	61,433	134,704
Electrocomponents plc	184,413	1,031,296
Halma plc	44,812	527,968
Laird plc	72,719	141,189
Spectris plc	32,916	840,189
Spirent Communications plc	293,910	293,769
		2,969,115
Telecommunication Services 0.1%
KCOM Group plc	186,839	240,440
TalkTalk Telecom Group plc	207,328	413,680
		654,120
Transportation 0.5%
BBA Aviation plc	250,913	822,286
Go-Ahead Group plc	12,563	326,324
National Express Group plc	185,096	822,820
Northgate plc	100,222	524,974
Stagecoach Group plc	140,301	357,596
		2,854,000
Utilities 0.0%
Telecom Plus plc	15,141	236,654
		69,027,100
Total Common Stock
(Cost $620,283,387)		636,011,247

Preferred Stock 0.3% of net assets

Germany 0.2%
Automobiles & Components 0.0%
Schaeffler AG	10,252	133,005
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Jungheinrich AG	13,338	349,833
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	6,881	541,978
Transportation 0.0%
Sixt SE	7,542	294,740
		1,319,556

Sweden 0.1%
Transportation 0.1%
SAS AB	5,375	310,320
Total Preferred Stock
(Cost $1,687,206)		1,629,876

Rights 0.0% of net assets

Germany 0.0%
Capital Goods 0.0%
SGL Carbon SE expires 12/13/16 *(d)	16,525	13,498

Italy 0.0%
Banks 0.0%
Banca Popolare di Milano Scarl expires 12/27/16 *(d)(e)	1,553,712	—
Total Rights
(Cost $—)		13,498

Other Investment Companies 1.3% of net assets

United States 1.3%
Equity Fund 0.0%
iShares MSCI EAFE Small-Cap ETF	5,000	248,050
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (a)	381,431	381,431
Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 0.31% (a)	7,415,331	7,415,331
Total Other Investment Companies
(Cost $8,042,135)		8,044,812

End of Investments.

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

At 11/30/16, the tax basis cost of the fund's investments was $631,269,268 and the unrealized appreciation and depreciation were $55,155,070 and ($40,724,905), respectively, with a net unrealized appreciation of $14,430,165.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $6,982,828.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,154,597 or 0.8% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $13,498 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
ETF –	Exchange-traded fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	25	2,043,875	(41,866)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$636,011,247	$—	$— *	$636,011,247
Preferred Stock[1]	1,629,876	—	—	1,629,876
Rights [1]	13,498	—	— *	13,498
Other Investment Companies[1]	8,044,812	—	—	8,044,812
Total	$645,699,433	$—	$—	$645,699,433
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($41,866)	$—	$—	($41,866)
*	Level 3 amount shown includes securities determined to have no value at November 30, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
85.7%	Common Stock	625,355,958	651,981,509
14.1%	Preferred Stock	76,268,096	106,921,440
1.1%	Other Investment Company	8,739,022	8,739,022
100.9%	Total Investments	710,363,076	767,641,971
(0.9%)	Other Assets and Liabilities, Net		(6,999,854)
100.0%	Net Assets		760,642,117

Security	Number of Shares	Value ($)
Common Stock 85.7% of net assets

Brazil 8.7%
Banks 1.3%
Banco Bradesco S.A.	239,381	2,062,250
Banco do Brasil S.A.	915,576	7,714,388
		9,776,638
Capital Goods 0.1%
Embraer S.A.	167,326	819,687
Diversified Financials 0.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	230,001	1,129,436
Energy 2.6%
Petroleo Brasileiro S.A. *	3,198,825	17,467,050
Ultrapar Participacoes S.A.	118,110	2,412,831
		19,879,881
Food, Beverage & Tobacco 0.9%
Ambev S.A.	743,732	3,770,880
BRF S.A.	115,308	1,760,727
JBS S.A.	391,629	1,130,022
		6,661,629
Insurance 0.1%
Sul America S.A.	153,325	850,823
Materials 2.5%
Companhia Siderurgica Nacional S.A. *	627,324	2,305,288
Vale S.A.	2,049,547	17,002,303
		19,307,591
Software & Services 0.1%
Cielo S.A.	83,120	730,326
Telecommunication Services 0.2%
Tim Participacoes S.A.	479,885	1,177,545
Transportation 0.1%
CCR S.A.	191,208	831,536
Security	Number of Shares	Value ($)
Utilities 0.6%
Centrais Eletricas Brasileiras S.A. *	301,963	2,289,830
Companhia de Saneamento Basico do Estado de Sao Paulo	155,295	1,375,503
CPFL Energia S.A.	148,908	1,085,609
		4,750,942
		65,916,034

Chile 0.6%
Energy 0.2%
Empresas COPEC S.A.	137,133	1,330,967
Food & Staples Retailing 0.2%
Cencosud S.A.	427,901	1,261,610
Transportation 0.1%
Latam Airlines Group S.A. *	116,806	1,031,340
Utilities 0.1%
Enersis Americas S.A.	5,449,337	890,127
		4,514,044

China 15.4%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., H Shares	655,196	666,460
Banks 6.2%
Agricultural Bank of China Ltd., H Shares	6,379,647	2,673,042
Bank of China Ltd., H Shares	19,839,329	9,028,747
Bank of Communications Co., Ltd., H Shares	1,723,034	1,323,933
China CITIC Bank Corp., Ltd., H Shares	1,418,297	925,217
China Construction Bank Corp., H Shares	24,331,726	18,131,201
China Merchants Bank Co., Ltd., H Shares	650,428	1,606,647
China Minsheng Banking Corp., Ltd., H Shares	1,075,296	1,214,389
Industrial & Commercial Bank of China Ltd., H Shares	20,212,197	12,377,500
		47,280,676
Capital Goods 0.4%
China Communications Construction Co., Ltd., H Shares	894,578	1,072,573
China Railway Construction Corp., Ltd., H Shares	527,003	748,722
China Railway Group Ltd., H Shares	790,148	713,070
CITIC Ltd.	402,696	619,880
		3,154,245
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd.	2,002,148	1,148,635
Energy 3.7%
China Petroleum & Chemical Corp., H Shares	16,072,207	11,230,539
China Shenhua Energy Co., Ltd., H Shares	1,361,091	2,818,114
CNOOC Ltd.	6,076,854	7,662,023

1

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kunlun Energy Co., Ltd.	803,353	587,240
PetroChina Co., Ltd., H Shares	8,470,180	5,754,784
		28,052,700
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd. *	439,694	930,785
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., H Shares	142,883	666,830
Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	585,966	1,703,510
China Pacific Insurance (Group) Co., Ltd., H Shares	223,064	867,047
PICC Property & Casualty Co., Ltd., H Shares	416,521	698,082
Ping An Insurance Group Co. of China Ltd., H Shares	340,091	1,880,954
		5,149,593
Materials 0.4%
Anhui Conch Cement Co., Ltd., H Shares	269,753	780,744
China National Building Material Co., Ltd., H Shares	2,892,655	1,461,869
Jiangxi Copper Co., Ltd., H Shares	581,323	888,849
		3,131,462
Real Estate 0.3%
China Evergrande Group	874,183	597,316
China Overseas Land & Investment Ltd.	404,871	1,169,204
China Resources Land Ltd.	264,207	641,728
		2,408,248
Software & Services 0.5%
Alibaba Group Holding Ltd. ADR *	10,009	941,046
Baidu, Inc. ADR *	5,492	916,890
Tencent Holdings Ltd.	71,910	1,795,745
		3,653,681
Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	1,552,653	962,820
Telecommunication Services 2.4%
China Mobile Ltd.	1,191,045	12,998,132
China Telecom Corp., Ltd., H Shares	5,098,852	2,465,071
China Unicom (Hong Kong) Ltd.	2,245,541	2,727,079
		18,190,282
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	523,291	860,835
Huaneng Power International, Inc., H Shares	1,137,686	712,827
		1,573,662
		116,970,079

Colombia 0.4%
Banks 0.1%
Bancolombia S.A.	57,578	469,130
Energy 0.2%
Ecopetrol S.A. *	5,129,230	2,215,458
Materials 0.1%
Grupo Argos S.A.	97,531	575,089
		3,259,677

Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	101,151	1,642,881

Security	Number of Shares	Value ($)
Greece 0.7%
Banks 0.3%
Alpha Bank AE *	407,870	822,070
National Bank of Greece S.A. *	4,219,443	984,716
Piraeus Bank S.A. *	3,580,833	755,911
		2,562,697
Consumer Services 0.2%
OPAP S.A.	135,584	1,265,682
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	83,856	765,008
Utilities 0.1%
Public Power Corp. S.A. *	204,595	666,295
		5,259,682

Hungary 0.5%
Banks 0.2%
OTP Bank plc	60,351	1,626,472
Energy 0.3%
MOL Hungarian Oil & Gas plc	28,035	1,752,121
		3,378,593

India 3.8%
Automobiles & Components 0.3%
Mahindra & Mahindra Ltd. GDR	43,014	735,539
Tata Motors Ltd.	70,769	307,997
Tata Motors Ltd. ADR	51,020	1,687,232
		2,730,768
Banks 0.6%
Housing Development Finance Corp., Ltd.	84,322	1,556,008
ICICI Bank Ltd. ADR	189,450	1,485,288
State Bank of India	357,586	1,349,653
		4,390,949
Energy 1.6%
Bharat Petroleum Corp., Ltd.	105,359	991,190
Coal India Ltd.	187,357	844,693
Indian Oil Corp., Ltd.	333,198	1,492,964
Oil & Natural Gas Corp., Ltd.	723,592	3,054,039
Reliance Industries Ltd. GDR (a)	200,514	5,744,726
		12,127,612
Food, Beverage & Tobacco 0.1%
ITC Ltd.	229,179	778,450
Materials 0.3%
Hindalco Industries Ltd.	580,867	1,491,438
Tata Steel Ltd.	171,179	1,037,969
		2,529,407
Software & Services 0.5%
Infosys Ltd.	190,610	2,716,617
Tata Consultancy Services Ltd.	36,985	1,229,817
		3,946,434
Telecommunication Services 0.2%
Bharti Airtel Ltd.	289,236	1,371,621
Utilities 0.2%
NTPC Ltd.	528,542	1,259,795
		29,135,036

Indonesia 1.3%
Automobiles & Components 0.3%
PT Astra International Tbk	4,006,047	2,231,740

2

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banks 0.4%
PT Bank Central Asia Tbk	775,972	818,771
PT Bank Mandiri (Persero) Tbk	1,226,285	950,083
PT Bank Rakyat Indonesia (Persero) Tbk	1,221,444	982,383
		2,751,237
Energy 0.1%
PT United Tractors Tbk	618,344	958,142
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	2,637,812	791,859
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	7,977,046	2,224,921
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	3,735,418	730,408
		9,688,307

Malaysia 1.6%
Banks 0.5%
CIMB Group Holdings Berhad	870,152	890,415
Malayan Banking Berhad	969,300	1,686,400
Public Bank Berhad	300,000	1,315,271
		3,892,086
Capital Goods 0.2%
Sime Darby Berhad	644,540	1,148,799
Consumer Services 0.1%
Genting Berhad	591,100	1,053,550
Materials 0.1%
Petronas Chemicals Group Berhad	497,900	761,455
Telecommunication Services 0.4%
Axiata Group Berhad	1,253,400	1,175,940
DiGi.com Berhad	591,900	645,444
Maxis Berhad	526,500	703,808
Telekom Malaysia Berhad	432,700	597,796
		3,122,988
Utilities 0.3%
Tenaga Nasional Berhad	675,200	2,122,662
		12,101,540

Mexico 2.6%
Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	219,258	1,056,209
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	460,652	650,054
		1,706,263
Capital Goods 0.1%
Alfa S.A.B. de C.V., A Shares	672,295	892,562
Food & Staples Retailing 0.2%
Wal-Mart de Mexico S.A.B. de C.V.	939,619	1,732,598
Food, Beverage & Tobacco 0.4%
Coca-Cola Femsa S.A.B. de C.V., Series L	89,125	563,896
Fomento Economico Mexicano S.A.B. de C.V.	224,308	1,763,019
Grupo Bimbo S.A.B. de C.V., Series A	290,687	672,318
		2,999,233
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	3,838,765	3,002,009
Grupo Mexico S.A.B. de C.V., Series B	859,674	2,364,130
Industrias Penoles S.A.B. de C.V.	48,742	1,051,813
		6,417,952
Media 0.2%
Grupo Televisa S.A.B., Series CPO	303,736	1,261,530
Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
America Movil S.A.B. de C.V., Series L	8,208,953	5,020,202
		20,030,340

Peru 0.1%
Banks 0.1%
Credicorp Ltd.	6,281	984,170

Philippines 0.1%
Telecommunication Services 0.1%
PLDT, Inc.	30,299	771,336

Poland 1.8%
Banks 0.3%
Bank Pekao S.A.	27,170	766,091
Powszechna Kasa Oszczednosci Bank Polski S.A. *	219,645	1,339,232
		2,105,323
Energy 0.6%
Polski Koncern Naftowy Orlen S.A.	207,604	3,786,053
Polskie Gornictwo Naftowe i Gazownictwo S.A.	516,257	609,600
		4,395,653
Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	173,367	1,222,901
Materials 0.4%
KGHM Polska Miedz S.A.	147,916	3,082,488
Telecommunication Services 0.1%
Orange Polska S.A.	748,281	962,115
Utilities 0.3%
PGE S.A.	522,339	1,156,309
Tauron Polska Energia S.A. *	1,514,514	957,399
		2,113,708
		13,882,188

Republic of Korea 15.8%
Automobiles & Components 1.9%
Hankook Tire Co., Ltd.	18,058	837,213
Hyundai Mobis Co., Ltd.	17,190	3,661,358
Hyundai Motor Co.	55,246	6,285,204
Kia Motors Corp.	114,050	3,648,663
		14,432,438
Banks 1.2%
Hana Financial Group, Inc.	71,781	1,974,046
Industrial Bank of Korea	77,100	860,660
KB Financial Group, Inc.	73,896	2,661,154
Shinhan Financial Group Co., Ltd.	103,793	3,915,377
		9,411,237
Capital Goods 1.3%
CJ Corp.	3,709	556,802
Daelim Industrial Co., Ltd.	11,187	731,095
Hyundai Engineering & Construction Co., Ltd.	29,904	1,006,563
Hyundai Heavy Industries Co., Ltd. *	31,935	3,879,022
LG Corp.	23,852	1,152,763
LG International Corp.	22,190	572,284
Samsung Heavy Industries Co., Ltd. *	144,396	1,025,180
SK Networks Co., Ltd.	178,934	1,040,803
		9,964,512
Consumer Durables & Apparel 0.4%
LG Electronics, Inc.	72,940	2,801,425

3

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 1.0%
GS Holdings Corp.	20,990	976,738
S-Oil Corp.	19,242	1,382,600
SK Innovation Co., Ltd.	38,261	4,991,063
		7,350,401
Food & Staples Retailing 0.2%
E-MART, Inc.	8,289	1,332,990
Food, Beverage & Tobacco 0.2%
KT&G Corp.	16,321	1,465,895
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	4,826	1,209,545
Samsung Life Insurance Co., Ltd.	12,269	1,196,412
		2,405,957
Materials 2.0%
Hyundai Steel Co.	28,835	1,230,800
LG Chem Ltd.	13,161	2,549,905
Lotte Chemical Corp.	4,497	1,236,718
POSCO	47,741	10,188,940
		15,206,363
Retailing 0.1%
Lotte Shopping Co., Ltd.	4,164	772,925
Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc.	119,951	4,401,778
Technology Hardware & Equipment 6.0%
LG Display Co., Ltd.	142,190	3,405,603
Samsung Electro-Mechanics Co., Ltd.	20,434	809,285
Samsung Electronics Co., Ltd.	27,183	40,598,364
Samsung SDI Co., Ltd.	11,200	884,274
		45,697,526
Telecommunication Services 0.1%
LG Uplus Corp.	81,464	797,881
Transportation 0.1%
Hyundai Glovis Co., Ltd.	3,656	497,245
Korean Air Lines Co., Ltd. *	24,241	647,989
		1,145,234
Utilities 0.4%
Korea Electric Power Corp.	61,084	2,429,670
Korea Gas Corp.	22,024	807,261
		3,236,931
		120,423,493

Russia 12.1%
Banks 0.5%
Sberbank of Russia PJSC *	1,395,790	3,430,303
VTB Bank JSC *	280,880,000	301,946
		3,732,249
Energy 9.5%
Gazprom PAO *	14,176,623	32,667,150
LUKOIL PJSC *	471,596	23,282,200
NOVATEK OAO *	208,170	2,359,744
Rosneft OJSC	292,171	1,539,242
Surgutneftegas *	16,469,313	7,643,589
Tatneft PAO *	745,885	4,485,128
		71,977,053
Food & Staples Retailing 0.2%
Magnit PJSC *	10,270	1,669,919
Materials 0.5%
MMC Norilsk Nickel PJSC *	22,147	3,556,896
Security	Number of Shares	Value ($)
Telecommunication Services 0.8%
Mobile TeleSystems PJSC *	739,432	2,636,534
Rostelecom PJSC *	1,030,960	1,350,666
Sistema JSFC *	7,328,397	2,473,444
		6,460,644
Transportation 0.4%
Aeroflot-Russian Airlines PJSC *	955,823	1,995,720
Globaltrans Investment plc GDR - Reg'd	194,555	1,079,780
		3,075,500
Utilities 0.2%
RusHydro PJSC *	93,779,984	1,365,249
		91,837,510

South Africa 6.0%
Banks 0.8%
Barclays Africa Group Ltd.	113,660	1,274,742
Nedbank Group Ltd.	69,182	1,134,435
Standard Bank Group Ltd.	384,887	4,143,512
		6,552,689
Capital Goods 0.3%
Barloworld Ltd.	180,678	1,377,539
The Bidvest Group Ltd.	101,499	1,178,224
		2,555,763
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	202,675	940,386
Diversified Financials 0.3%
African Bank Investments Ltd. *(c)(d)	30,732	—
FirstRand Ltd.	587,853	2,116,501
		2,116,501
Food & Staples Retailing 0.3%
Bid Corp., Ltd.	41,578	730,907
Shoprite Holdings Ltd.	114,854	1,530,759
		2,261,666
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	39,022	1,096,386
Health Care Equipment & Services 0.1%
Netcare Ltd.	306,292	682,190
Insurance 0.2%
Sanlam Ltd.	288,599	1,268,899
Materials 2.1%
AngloGold Ashanti Ltd. *	151,878	1,682,041
Gold Fields Ltd.	478,635	1,521,941
Impala Platinum Holdings Ltd. *	481,500	1,517,319
Kumba Iron Ore Ltd. *	258,106	3,054,672
Sappi Ltd. *	153,452	911,331
Sasol Ltd.	263,209	7,118,676
		15,805,980
Media 0.2%
Naspers Ltd., N Shares	9,729	1,425,309
Retailing 0.3%
Imperial Holdings Ltd.	131,751	1,592,800
Woolworths Holdings Ltd.	134,299	621,694
		2,214,494
Telecommunication Services 1.2%
MTN Group Ltd.	868,884	7,012,399
Telkom S.A. SOC Ltd.	218,886	1,086,296
Vodacom Group Ltd.	79,673	822,107
		8,920,802
		45,841,065

4

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan 11.4%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	396,000	745,459
Banks 0.3%
CTBC Financial Holding Co., Ltd.	2,048,809	1,124,907
Mega Financial Holding Co., Ltd.	1,449,548	1,034,644
		2,159,551
Capital Goods 0.3%
Far Eastern New Century Corp.	1,504,061	1,108,946
Walsin Lihwa Corp.	2,626,000	1,104,019
		2,212,965
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	705,000	881,444
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	726,116	1,126,547
Energy 0.2%
Formosa Petrochemical Corp.	435,704	1,469,525
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	746,796	1,276,955
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	726,840	1,069,519
Materials 1.6%
China Steel Corp.	3,654,088	2,866,131
Formosa Chemicals & Fibre Corp.	1,013,882	3,177,825
Formosa Plastics Corp.	955,704	2,722,615
Nan Ya Plastics Corp.	1,076,588	2,266,466
Taiwan Cement Corp.	1,209,000	1,397,787
		12,430,824
Retailing 0.1%
Hotai Motor Co., Ltd.	57,000	655,429
Semiconductors & Semiconductor Equipment 2.4%
Advanced Semiconductor Engineering, Inc.	1,259,000	1,352,893
MediaTek, Inc.	296,046	2,057,359
Taiwan Semiconductor Manufacturing Co., Ltd.	2,333,352	13,397,026
United Microelectronics Corp.	4,946,931	1,746,085
		18,553,363
Technology Hardware & Equipment 5.2%
Acer, Inc. *	3,511,470	1,487,304
Asustek Computer, Inc.	319,176	2,643,694
AU Optronics Corp.	7,066,371	2,538,511
Catcher Technology Co., Ltd.	80,000	581,056
Compal Electronics, Inc.	4,039,000	2,299,998
Delta Electronics, Inc.	323,696	1,624,929
Foxconn Technology Co., Ltd.	270,858	710,436
Hon Hai Precision Industry Co., Ltd.	4,923,911	12,667,797
HTC Corp. *	754,822	1,996,408
Innolux Corp.	7,806,000	2,694,004
Inventec Corp.	1,385,646	936,864
Lite-On Technology Corp.	984,501	1,553,679
Pegatron Corp.	693,234	1,650,816
Quanta Computer, Inc.	1,128,058	2,102,301
Synnex Technology International Corp.	982,178	1,004,581
Wistron Corp.	2,707,085	1,936,484
WPG Holdings Ltd.	954,000	1,180,789
		39,609,651
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd.	819,764	2,764,868
Far EasTone Telecommunications Co., Ltd.	329,588	763,141
Taiwan Mobile Co., Ltd.	227,000	765,616
		4,293,625
		86,484,857

Security	Number of Shares	Value ($)
Thailand 1.5%
Banks 0.2%
Kasikornbank PCL NVDR	160,400	762,001
The Siam Commercial Bank PCL NVDR	233,100	957,108
		1,719,109
Energy 0.9%
PTT Exploration & Production PCL NVDR	593,600	1,372,553
PTT PCL NVDR	456,700	4,467,223
Thai Oil PCL NVDR	455,600	944,924
		6,784,700
Materials 0.3%
PTT Global Chemical PCL NVDR	808,500	1,416,254
The Siam Cement PCL NVDR	41,700	556,320
		1,972,574
Telecommunication Services 0.1%
Advanced Info Service PCL NVDR	233,000	943,637
		11,420,020

Turkey 1.0%
Banks 0.5%
Akbank T.A.S.	500,703	1,102,516
Turkiye Garanti Bankasi A/S	551,770	1,173,123
Turkiye Halk Bankasi A/S	246,318	631,456
Turkiye Is Bankasi, C Shares	553,238	777,708
		3,684,803
Capital Goods 0.1%
KOC Holding A/S	296,549	1,076,772
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	323,191	825,698
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	53,493	1,068,674
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	435,710	598,517
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	248,204	653,664
		7,908,128

United Arab Emirates 0.1%
Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	104,874	532,529
Total Common Stock
(Cost $625,355,958)		651,981,509

Preferred Stock 14.1% of net assets

Brazil 11.7%
Banks 3.0%
Banco Bradesco S.A.	940,169	8,269,040
Itau Unibanco Holding S.A.	1,230,529	12,885,539
Itausa - Investimentos Itau S.A.	604,407	1,538,491
		22,693,070
Energy 3.1%
Petroleo Brasileiro S.A. *	5,050,527	23,890,150
Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao	114,841	1,853,753

5

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 4.3%
Gerdau S.A.	1,575,516	6,311,380
Metalurgica Gerdau S.A. *	2,851,863	4,923,837
Vale S.A.	2,843,303	21,477,130
		32,712,347
Telecommunication Services 0.3%
Telefonica Brasil S.A.	154,955	2,068,815
Utilities 0.8%
Centrais Eletricas Brasileiras S.A., B Shares *	226,233	1,894,806
Companhia Energetica de Minas Gerais	1,313,985	3,068,878
Companhia Paranaense de Energia - Copel, B Shares	98,157	840,102
		5,803,786
		89,021,921

Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	105,786	899,993

Republic of Korea 1.1%
Automobiles & Components 0.3%
Hyundai Motor Co.	8,668	710,316
Hyundai Motor Co. 2nd	13,447	1,142,198
		1,852,514
Materials 0.1%
LG Chem Ltd.	2,088	293,808
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	4,836	5,609,354
		7,755,676

Russia 1.2%
Energy 1.2%
AK Transneft OAO *	2,669	7,348,791
Surgutneftegas OAO *	3,895,379	1,895,059
		9,243,850
Total Preferred Stock
(Cost $76,268,096)		106,921,440

Other Investment Company 1.1% of net assets

Futures Contracts 1.1%
Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (b)	8,739,022	8,739,022
Total Other Investment Company
(Cost $8,739,022)		8,739,022

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $720,645,712 and the unrealized appreciation and depreciation were $82,558,799 and ($35,562,540), respectively, with a net unrealized appreciation of $46,996,259.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,744,726 or 0.8% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	47	2,028,050	(43,957)

6

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$651,981,509	$—	$— *	$651,981,509
Preferred Stock[1]	106,921,440	—	—	106,921,440
Other Investment Company[1]	8,739,022	—	—	8,739,022
Total	$767,641,971	$—	$—	$767,641,971
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($43,957)	$—	$—	($43,957)
*	Level 3 amount shown includes securities determined to have no value at November 30, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
7

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
8

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 02/29/16	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/16	Market Value at 11/30/16	Realized Gains(Losses) 03/01/16 to 11/30/16	Dividends Received 03/01/16 to 11/30/16
Schwab Fundamental U.S. Broad Market Index ETF	2,712	440	—	3,152	$121,856	$—	$611
Schwab Fundamental U.S. Large Company Index ETF	17,086	11,206	(208)	28,084	1,085,727	1,575	4,944
REG89447NOV16
9

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 17, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 17, 2017